                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-214

                     SENTINEL PENNSYLVANIA TAX-FREE TRUST

                National Life Drive, Montpelier, Vermont 05604

                        Sentinel Asset Management, Inc.
                National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code: (802) 229-3900

Date of fiscal year end: November 30

Date of reporting period: December 1, 2005 to May 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS

[LOGO OF SENTINEL FUNDS APPEARS HERE]

                                        Sentinel Group Funds, Inc. (SGF)
 [LOGO APPEARS HERE]                    Sentinel Pennsylvania
                                        Tax-Free Trust (PA)
                                        National Life Drive,
                                        Montpelier, Vermont
                                        05604 (800) 282-FUND (3863)

Table of Contents

 1 Message to Shareholders

 2 Understanding your Sentinel Funds Financial Statements

 3 Fund Performance

 4 Actual and Hypothetical Expenses for Comparison Purposes

 7 Sentinel Balanced Fund

 10 Sentinel Capital Markets Income Fund

 14 Sentinel Capital Opportunity Fund

 16 Sentinel Common Stock Fund

 18 Sentinel Government Securities Fund

 20 Sentinel High Yield Bond Fund

 22 Sentinel International Equity Fund

 24 Sentinel Mid Cap Growth Fund

 26 Sentinel New York Tax-Free Income Fund

 28 Sentinel Pennsylvania Tax-Free Trust

 29 Sentinel Short Maturity Government Fund

 33 Sentinel Small Company Fund

 35 Sentinel Tax-Free Income Fund

 37 Sentinel U.S. Treasury Money Market Fund

 38 Statement of Assets and Liabilities

 42 Statement of Operations

 44 Statement of Changes in Net Assets

 48 Financial Highlights

 60 Notes to Financial Statements

 69 Information and Services for Shareholders

 72 Proxy Voting Results

 74 Directors/Trustees and Officers

[LOGO APPEARS HERE]

Sentinel's five pillars of investing

..   Independent insight

..   Rigorous security selection

..   Exacting controls

..   Compelling performance

..   Strategic commitment

Sentinel Funds has sought to help investors achieve their major long-term financial goals for more than seven decades.

July 21, 2006

Dear Investor,

Have you experienced a change of circumstances since our last report to you?

As you review your Fund's progress, take a moment to consider whether the time is right to visit your financial advisor. Your professional will be happy to evaluate your portfolio and see how well it aligns with your stated objectives.

We hope you continue to benefit from the disciplined money management expertise behind Sentinel's proven performers. We term the factors behind our consistent philosophy Sentinel's five pillars of investing.

  . Independent insight We are committed to doing our own research, with analysts dedicated to specific strategies. We value our independence.
  . Rigorous security selection We seek to add value in our funds primarily through individual security selection - identifying quality investments at attractive prices.
  . Exacting controls We strive to maintain style consistency, manage risk and trade opportunistically. We avoid formulas and fads.
  . Compelling performance Our strategies are designed to achieve a track record of strong long-term returns and risk management.
  . Strategic commitment The Sentinel Funds family traces its roots back to 1934, serving the needs of investors just like you.

Thank you for continuing to give us an opportunity to serve your money management needs.

Sincerely,

[SIGNATURE APPEARS HERE]

Christian W. Thwaites
Chairman

Understanding your Sentinel Funds Financial Statements

(1) Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

  .   a list of each investment

  .   the number of shares/par amount of each stock, bond or short-term note

  .   the market value of each investment

  .   the percentage of investments in each industry

  .   the percent and dollar breakdown of each category

(2) Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

   Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

(3) Statement of Operations

This statement breaks down how each fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

  .   income earned from investments

  .   management fees and other expenses

  . gains or losses from selling investments (known as realized gains or losses)

  . gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

(4) Statement of Changes in Net Assets

These statements show how each fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

  . operations - a summary of the Statement of Operations for the most recent period

  .   distributions - income and gains distributed to shareholders

  . capital share transactions - shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

(5) Financial Highlights

These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

  .   share price at the beginning of the period

  .   investment income and capital gains or losses

  .   income and capital gains distributions paid to shareholders

  .   share price at the end of the period

It also includes some key statistics for the period:

  . total return - the overall percentage return of the fund, assuming reinvestment of all distributions

  .   expense ratio - operating expenses as a percentage of average net assets

  . net income ratio - net investment income as a percentage of average net assets

  . portfolio turnover - the percentage of the portfolio that was replaced during the period.

Fund Performance

Performance data for each Sentinel Fund share class is provided in this table. Financial data is contained in the following pages.

                                                                               For the period from
                                                                            12/01/05 through 05/31/06
                                                                    ----------------------------------------
                                                                    05/31/06
                                                                    Net Asset              Capital
                                                     Fund    Nasdaq Value Per  Income       Gain       Total
Sentinel Fund                                        Class   Symbol   Share   Dividends Distributions Return*
-------------                                       -------- ------ --------- --------- ------------- -------
Balanced                                            A Shares SEBLX   $16.81    $  0.18      $0.36       3.03%
                                                    B Shares SEBBX    16.87       0.11       0.36       2.58
                                                    C Shares SBACX    16.82       0.11       0.36       2.56
                                                    D Shares SBLDX    16.79       0.16       0.36       2.92

Capital Markets Income                              A Shares SECMX    11.28       0.24       0.21       2.79
                                                    B Shares SMKBX    11.25       0.20       0.21       2.39
                                                    C Shares SMKCX    11.24       0.19       0.21       2.29

Capital Opportunity                                 A Shares SIDAX    15.05         --         --      -1.38
                                                    B Shares SBGRX    14.59         --         --      -1.95
                                                    C Shares SGICX    13.88         --         --      -1.98

Common Stock                                        A Shares SENCX    31.01       0.14       1.40       4.47
                                                    B Shares SNCBX    30.41         --       1.40       3.95
                                                    C Shares SCSCX    30.28         --       1.40       3.90

Government Securities                               A Shares SEGSX     9.96       0.24         --       0.10

High Yield Bond                                     A Shares SEHYX     7.86       0.26         --       2.79
                                                    B Shares SYLBX     7.84       0.22         --       2.33
                                                    C Shares SHBCX     7.94       0.22         --       2.27

International Equity                                A Shares SWRLX    20.11       0.24       1.00      15.21
                                                    B Shares SEWBX    19.70       0.03       1.00      14.56
                                                    C Shares SWFCX    19.79         --       1.00      14.48

Mid Cap Growth                                      A Shares SNTNX    16.16         --         --       2.21
                                                    B Shares SMGBX    14.73         --         --       1.80
                                                    C Shares SMGCX    14.92         --         --       1.63

New York Tax-Free Income                            A Shares SYIAX    11.96       0.22       0.11       1.16

Pennsylvania Tax-Free Trust                         A Shares SPATX    12.49       0.22       0.23       0.81

Short Maturity Government                           A Shares SSIGX     8.93       0.21         --       0.76
                                                    S Shares SSSGX     8.93       0.19         --       0.54

Small Company                                       A Shares SAGWX     7.85         --       0.71       7.05
                                                    B Shares SESBX     6.75         --       0.71       6.60
                                                    C Shares SSCOX     7.46         --       0.71       6.68

Tax-Free Income                                     A Shares SETIX    12.27       0.23       0.43       1.14

U.S. Treasury Money Market                          A Shares SNTXX     1.00     0.0176         --       1.78
                                                    B Shares SUBXX     1.00     0.0158         --       1.59

Standard & Poor's 500 Composite Stock Price Index +                      --         --         --       2.61

Lehman Aggregate Bond Index ++                                           --         --         --       0.01

Lehman Municipal Bond Index +++                                          --         --         --       1.53

--------
* Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values without regard to sales charges. Past performance is no guarantee of future results.
+     An unmanaged index of stocks reflecting average prices in the stock market.
++    An unmanaged index of bonds reflecting average prices in the bond market.
+++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

Actual and Hypothetical Expenses for Comparison Purposes

Example

As a shareholder of one or more of the Sentinel Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

   Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/05 through 05/31/06.

Actual Expenses

The first line of each share class in the table beginning on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid from 12/01/05 through 05/31/06" to estimate the expenses you paid on your account during this period.

..   Certain Account Fees and Minimum Account Size Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period and the actual expenses for the period will be higher. Due to the expense of maintaining accounts with small balances, we reserve the right to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months.

   This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

..   Miscellaneous Recurring Fee

AG&T Custodial Accounts -
Annual Custodial Fee per Social Security Number     $15.00

..   Recurring Fees for Services for Employee Benefit Plans

Sentinel Administrative Services, Inc. offers participant record keeping services to employer sponsored retirement plans such as 401(k), pension or profit sharing plans. Services include the ability to support valuation plans with internet and automated telephone services with access to plan and participant level information for the sponsor, plan participants, plan administrators and registered representatives.

   Plans which elect to utilize the services will be assessed an annual service fee for each participant account, in the amounts shown below.

                                                              Fee Per
                                                           Participating
        Average Account Value                                 Account
        ---------------------                              -------------
        $0 - $999.........................................    $ 20.00
        $1000 - $2,999....................................    $ 10.00
        $3,000 and over...................................     No Fee

Hypothetical Example for Comparison Purposes

The second line of each share class in the table beginning on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table.
More detailed expense data is contained in the following pages.

                                                          Beginning  Ending              Expenses Paid
                                                 Total     Account  Account   Annualized from 12/01/05
                        Fund    Total Return     Return     Value    Value     Expense      through
Sentinel Fund           Class   Description    Percentage 12/01/05  05/31/06    Ratio      05/31/06*
-------------          -------- ------------   ---------- --------- --------- ---------- -------------
Balanced               A Shares Actual            3.03%   $1,000.00 $1,030.29    1.12%      $ 5.67
                                Hypothetical**    1.94%    1,000.00  1,019.40    1.12%        5.64
                       B Shares Actual            2.58%    1,000.00  1,025.83    2.02%       10.18
                                Hypothetical**    1.49%    1,000.00  1,014.92    2.02%       10.13
                       C Shares Actual            2.56%    1,000.00  1,025.56    2.12%       10.71
                                Hypothetical**    1.44%    1,000.00  1,014.40    2.12%       10.65
                       D Shares Actual            2.92%    1,000.00  1,029.22    1.44%        7.30
                                Hypothetical**    1.78%    1,000.00  1,017.78    1.44%        7.26

Capital Markets Income A Shares Actual            2.79%    1,000.00  1,027.90    1.27%        6.42
                                Hypothetical**    1.86%    1,000.00  1,018.65    1.27%        6.39
                       B Shares Actual            2.39%    1,000.00  1,023.88    2.15%       10.86
                                Hypothetical**    1.42%    1,000.00  1,014.24    2.15%       10.81
                       C Shares Actual            2.29%    1,000.00  1,022.88    2.26%       11.41
                                Hypothetical**    1.37%    1,000.00  1,013.69    2.26%       11.36

Capital Opportunity    A Shares Actual           -1.38%    1,000.00    986.24    1.46%        7.25
                                Hypothetical**    1.77%    1,000.00  1,017.68    1.46%        7.36
                       B Shares Actual           -1.95%    1,000.00    980.51    2.59%       12.78
                                Hypothetical**    1.21%    1,000.00  1,012.05    2.59%       12.99
                       C Shares Actual           -1.98%    1,000.00    980.23    2.73%       13.49
                                Hypothetical**    1.13%    1,000.00  1,011.33    2.73%       13.71

Common Stock           A Shares Actual            4.47%    1,000.00  1,044.66    1.11%        5.68
                                Hypothetical**    1.94%    1,000.00  1,019.43    1.11%        5.61
                       B Shares Actual            3.95%    1,000.00  1,039.51    2.07%       10.54
                                Hypothetical**    1.46%    1,000.00  1,014.63    2.07%       10.42
                       C Shares Actual            3.90%    1,000.00  1,038.97    2.18%       11.06
                                Hypothetical**    1.41%    1,000.00  1,014.12    2.18%       10.93

Government Securities  A Shares Actual            0.10%    1,000.00  1,001.05    1.00%        4.97
                                Hypothetical**    2.00%    1,000.00  1,020.02    1.00%        5.02

High Yield Bond        A Shares Actual            2.79%    1,000.00  1,027.92    1.29%        6.51
                                Hypothetical**    1.86%    1,000.00  1,018.56    1.29%        6.48
                       B Shares Actual            2.33%    1,000.00  1,023.33    2.16%       10.89
                                Hypothetical**    1.42%    1,000.00  1,014.20    2.16%       10.84
                       C Shares Actual            2.27%    1,000.00  1,022.66    2.22%       11.21
                                Hypothetical**    1.39%    1,000.00  1,013.89    2.22%       11.16

International Equity   A Shares Actual           15.21%    1,000.00  1,152.08    1.42%        7.62
                                Hypothetical**    1.79%    1,000.00  1,017.90    1.42%        7.14
                       B Shares Actual           14.56%    1,000.00  1,145.63    2.59%       13.85
                                Hypothetical**    1.21%    1,000.00  1,012.05    2.59%       12.99
                       C Shares Actual           14.48%    1,000.00  1,144.85    2.76%       14.74
                                Hypothetical**    1.12%    1,000.00  1,011.22    2.76%       13.82

--------
* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182)/365 (or 366).
** Hypothetical assumes a 5.00% annual return less expenses for the period.

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table.
More detailed expense data is contained in the following pages.

                                                                                  Expenses
                                                   Beginning  Ending              Paid from
                                          Total     Account  Account   Annualized 12/01/05
                 Fund    Total Return     Return     Value    Value     Expense    through
Sentinel Fund    Class   Description    Percentage 12/01/05  05/31/06    Ratio    05/31/06*
-------------   -------- ------------   ---------- --------- --------- ---------- ---------
Mid Cap Growth  A Shares Actual            2.21%   $1,000.00 $1,022.14    1.31%    $ 6.63
                         Hypothetical**    1.84%    1,000.00  1,018.43    1.31%      6.61
                B Shares Actual            1.80%    1,000.00  1,017.97    2.33%     11.72
                         Hypothetical**    1.34%    1,000.00  1,013.35    2.33%     11.69
                C Shares Actual            1.63%    1,000.00  1,016.35    2.55%     12.84
                         Hypothetical**    1.22%    1,000.00  1,012.23    2.55%     12.81

New York        A Shares Actual            1.16%    1,000.00  1,011.61    0.96%      4.79
Tax-Free Income          Hypothetical**    2.02%    1,000.00  1,020.22    0.96%      4.81

Pennsylvania    A Shares Actual            0.81%    1,000.00  1,008.10    1.16%      5.79
Tax-Free Trust           Hypothetical**    1.92%    1,000.00  1,019.22    1.16%      5.82

Short Maturity  A Shares Actual            0.76%    1,000.00  1,007.64    1.12%      5.58
Government               Hypothetical**    1.94%    1,000.00  1,019.42    1.12%      5.61
                S Shares Actual            0.54%    1,000.00  1,005.41    1.50%      7.51
                         Hypothetical**    1.75%    1,000.00  1,017.49    1.50%      7.55

Small Company   A Shares Actual            7.05%    1,000.00  1,070.49    1.13%      5.83
                         Hypothetical**    1.94%    1,000.00  1,019.35    1.13%      5.68
                B Shares Actual            6.60%    1,000.00  1,066.01    1.99%     10.24
                         Hypothetical**    1.51%    1,000.00  1,015.06    1.99%      9.99
                C Shares Actual            6.68%    1,000.00  1,066.77    1.94%     10.00
                         Hypothetical**    1.53%    1,000.00  1,015.30    1.94%      9.75

Tax-Free Income A Shares Actual            1.14%    1,000.00  1,011.39    0.97%      4.84
                         Hypothetical**    2.02%    1,000.00  1,020.17    0.97%      4.86

U.S. Treasury   A Shares Actual            1.78%    1,000.00  1,017.77    0.76%      3.82
Money Market             Hypothetical**    2.12%    1,000.00  1,021.21    0.76%      3.82
                B Shares Actual            1.59%    1,000.00  1,015.92    1.51%      7.61
                         Hypothetical**    1.74%    1,000.00  1,017.43    1.51%      7.61

--------
* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182)/365 (or 366).
**  Hypothetical assumes a 5.00% annual return less expenses for the period.

Sentinel Balanced Fund

Portfolio Weightings

As a percentage of net assets as of 05/31/06
Average Effective Duration (for all Bonds) 5.1 years**

  Asset Category                                                       Percent
  --------------                                                       -------
  Common Stocks.......................................................  63.0%
  U.S. Government Obligations.........................................  38.2%
  Cash and Other......................................................  -1.2%

Top Equity Holdings* as of 05/31/06

                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
Schlumberger Ltd....................................................     1.9%
Citigroup, Inc......................................................     1.7%
United Technologies Corp............................................     1.7%
Exxon Mobil Corp....................................................     1.6%
General Electric Co.................................................     1.6%
Bank of America Corp................................................     1.4%
Johnson & Johnson...................................................     1.4%
Microsoft Corp......................................................     1.2%
Medtronic, Inc......................................................     1.1%
Chevron Corp........................................................     1.1%
                                                                        ----
   Total of Net Assets*.............................................    14.7%
                                                                        ====

Top Fixed Income Holdings* as of 05/31/06

                                                            Maturity Percent of
 Description                                         Coupon   Date   Net Assets
 -----------                                         ------ -------- ----------
 FNR 06-63 VH.......................................  6.5%  06/01/23     4.3%
 FHR 2883 HK........................................    5%  04/15/32     3.2%
 FHR 2489 PE........................................    6%  08/15/32     2.7%
 FHR 3027 CB........................................    5%  02/15/33     2.4%
 GNR 02-88 LE.......................................  5.5%  07/25/31     2.1%
 FNR 01-59 Z........................................    7%  11/25/31     1.9%
 FHR 2837 ED........................................    5%  08/15/19     1.9%
 FNR 98-61 PL.......................................    6%  11/25/28     1.8%
 FHR 3008 JM........................................    5%  07/15/25     1.7%
 FNR 03-42 PE.......................................  5.5%  12/25/31     1.7%
                                                                        ----
    Total of Net Assets.............................                    23.7%
                                                                        ====
--------
* "Top Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                   Principal
                                                     Amount      Value
                                                   (M=$1,000)   (Note 1)
                                                   ---------- ------------
     U.S. Government Obligations 38.2%
     U.S. Treasury Obligations 0.8%
     10-Year:
     U.S. Treasury Notes (a)
       5.125%, 05/15/16...........................   2,500M   $  2,503,125
                                                              ------------
     U.S. Government Agency Obligations 37.4%
     Federal Home Loan Mortgage Corporation 15.4%
     Collateralized Mortgage Obligations:
        FHR 2837 ED...............................
          5%, 08/15/19............................   5,780M      5,581,828
        FHR 3008 JM...............................
          5%, 07/15/25............................   5,529M      4,991,727
        FHR 2116 ZA...............................
          6%, 01/15/29............................   4,613M      4,615,864
        FHR 2534 BF...............................
          5.5%, 02/15/31..........................   3,500M      3,441,025
        FHR 2883 HK...............................
          5%, 04/15/32............................  10,000M      9,472,700
        FHR 2489 PE...............................
          6%, 08/15/32............................   8,000M      7,907,520
        FHR 3027 CB...............................
          5%, 02/15/33............................   7,500M      6,872,550
                                                              ------------
                                                                42,883,214
                                                              ------------
     Mortgage-Backed Securities:
     15-Year:
        FHLMC G10037..............................
          9.5%, 10/01/06..........................      323            325
                                                              ------------
     30-Year:
        FHLMC P00020..............................
          6.5%, 10/01/22..........................     797M        802,825
        FHLMC C47315..............................
          6.5%, 08/01/29..........................   1,460M      1,483,547
                                                              ------------
                                                                 2,286,372
                                                              ------------
     Total Federal Home Loan Mortgage Corporation             $ 45,169,911
                                                              ------------
     Federal National Mortgage Association 19.8%
     Agency Discount Notes:
       4.91%, 06/30/06............................  12,500M     12,450,559
     Collateralized Mortgage Obligations:
        FNR 02-57 VF..............................
          6%, 02/25/21............................   3,000M      3,015,030
        FNR 02-56 KW..............................
          6%, 04/25/23............................   4,389M      4,391,326
        FNR 06-63 VH..............................
          6.5%, 06/01/23..........................  12,500M     12,679,688
        FNR 93-29 Z...............................
          7%, 08/25/23............................   3,023M      3,122,628
        FNR 06-35 MN..............................
          6%, 12/25/24............................   2,000M      1,999,080
        FNR 98-61 PL..............................
          6%, 11/25/28............................   5,239M      5,225,052
        FNR 02-83 LE..............................
          5.5%, 07/25/31..........................   2,000M      1,948,900
        FNR 01-59 Z...............................
          7.0%, 11/25/31..........................   5,508M      5,651,615
        FNR 03-42 PE..............................
          5.5%, 12/25/31..........................   5,000M      4,835,350
                                                              ------------
                                                                42,868,669
                                                              ------------
     Mortgage-Backed Securities:
     15-Year:
     FNMA 313699 9%, 12/01/06.....................       5M          5,141
                                                              ------------
     20-Year:
     FNMA 313960 10.25%, 10/01/17.................      30M         31,662
                                                              ------------
     30-Year:
        FNMA 500296...............................
          6%, 04/01/29............................      16M   $     15,904
        FNMA 514054...............................
          7%, 09/01/29............................     110M        113,579
        FNMA 748895...............................
          6%, 12/01/33............................   1,430M      1,413,265
        FNMA 808168...............................
          4.5%, 03/01/35..........................     936M        852,914
                                                              ------------
                                                                 2,395,662
                                                              ------------
     Total Federal National Mortgage Association                57,751,693
                                                              ------------
     Government National Mortgage Association 2.2%
     Collateralized Mortgage Obligations:
        GNR 02-88 LE..............................
          5.5%, 02/20 /32.........................   6,235M      6,194,723
                                                              ------------
     Mortgage-Backed Securities:
     15-year:
        GNMA 514482...............................
          7.5%, 09/15/14..........................      94M         97,796
                                                              ------------
     30-Year:
        GNMA 26446................................
          9 %, 02/15/09...........................       7M          6,888
                                                              ------------
     Total Government National Mortgage
       Association................................               6,299,407
                                                              ------------
     Total U.S. Government Agency Obligations.....             109,221,011
                                                              ------------
     Total U.S. Government Obligations
     (Cost $ 112,348,640)                                      111,724,136
                                                              ------------


                                             See Notes to Financial Statements.

Sentinel Balanced Fund
at May 31, 2006 (Unaudited)

                                                                    Value
                                                        Shares     (Note 1)
                                                      ---------- ------------
  Common Stocks 63.0%
  Consumer Discretionary 5.3%
* Comcast Corp. - Class A (Non Voting)...............     73,600 $  2,355,200
  Disney (Walt) Co...................................     33,000    1,006,500
  Gap, Inc...........................................     30,000      546,000
  Grupo Televisa, S.A. (a)...........................     51,100      939,729
  Hilton Hotels Corp.................................     75,000    2,059,500
  McDonald's Corp....................................     42,400    1,406,408
  McGraw-Hill Cos., Inc..............................     29,600    1,527,360
  Staples, Inc.......................................     61,050    1,434,065
  Time Warner, Inc. (a)..............................    181,400    3,121,894
  TJX Cos., Inc......................................     40,400      957,884
                                                                 ------------
                                                                   15,354,540
                                                                 ------------
  Consumer Staples 6.4%
  Altria Group, Inc..................................     40,500    2,930,175
  CVS Corp...........................................     34,600      965,340
  Diageo plc (ADR)...................................     27,500    1,820,225
  Kellogg Co.........................................     25,000    1,177,500
  Kimberly-Clark Corp................................     40,000    2,426,800
  PepsiCo, Inc.......................................     48,800    2,950,448
  Procter & Gamble Co................................     59,275    3,215,669
  Wal-Mart Stores, Inc...............................     27,500    1,332,375
  Wrigley (Wm.) Jr. Co. (a)..........................     43,250    1,977,390
                                                                 ------------
                                                                   18,795,922
                                                                 ------------
  Energy 7.6%
  Chevron Corp.......................................     55,600    3,324,324
  EOG Resources, Inc.................................     22,500    1,477,350
  ExxonMobil Corp....................................     78,000    4,750,980
  GlobalSantaFe Corp.................................     28,500    1,713,705
  Murphy Oil Corp. (a)...............................      9,000      474,570
  Noble Energy, Inc..................................     35,300    1,534,138
* Pride Int'l., Inc..................................     40,000    1,294,000
  Schlumberger Ltd...................................     83,600    5,481,652
* Weatherford Int'l., Ltd............................     40,800    2,123,232
                                                                 ------------
                                                                   22,173,951
                                                                 ------------
  Financials 10.8%
  American Express Co................................     40,600    2,207,016
  American Int'l. Group..............................     37,200    2,261,760
  Ameriprise Financial, Inc..........................      8,120      371,652
  Bank of America Corp...............................     86,990    4,210,316
  Bank of New York, Inc..............................     42,300    1,405,629
  Citigroup, Inc.....................................    100,000    4,930,000
  Goldman Sachs Group, Inc...........................      9,600    1,449,120
  J.P. Morgan Chase & Co.............................     51,100    2,178,904
  Mellon Financial Corp..............................     50,000    1,809,000
  Merrill Lynch & Co., Inc...........................     23,400    1,694,394
  Morgan Stanley.....................................     24,500    1,460,690
  PNC Financial Services Group, Inc..................     11,800      813,138
  St. Paul Travelers Cos., Inc.......................     35,000    1,540,700
  U.S. Bancorp.......................................     60,000    1,852,200
  Wachovia Corp......................................     23,900    1,278,650
  Wells Fargo & Co...................................     30,500    2,024,285
                                                                 ------------
                                                                   31,487,454
                                                                 ------------
  Health Care 10.3%
* Amgen, Inc.........................................     31,300    2,115,567
  Baxter Int'l., Inc.................................     42,800    1,613,560
  Bristol-Myers Squibb Co............................     48,100    1,180,855
  Cigna Corp.........................................      7,000      649,180
  GlaxoSmithKline plc (ADR)..........................     35,600    1,968,680
  HCA, Inc...........................................     31,100    1,382,395
  Johnson & Johnson..................................     69,700    4,197,334
* Laboratory Corp. of America Holdings (a)...........     28,900    1,715,504
  Lilly, Eli & Co....................................     20,000    1,032,800
* Medco Health Solutions, Inc........................     19,660    1,059,674
  Medtronic, Inc.....................................     65,900    3,327,291
  Novartis (ADR).....................................     35,500    1,969,540
  Pfizer, Inc........................................     85,000    2,011,100
  Sanofi-Aventis (ADR) (a)...........................     30,700    1,451,189
  Teva Pharmaceutical Industries Ltd. (ADR) (a)......     71,000    2,585,110
* Zimmer Holdings, Inc...............................     32,500    1,967,875
                                                                 ------------
                                                                   30,227,654
                                                                 ------------
  Industrials 10.4%
  Boeing Co..........................................     34,500    2,872,125
  Canadian Nat'l. Railway Co.........................     15,800      706,260
  Deere & Co.........................................     17,500    1,498,000
  General Dynamics Corp..............................     23,000    1,463,720
  General Electric Co................................    135,000    4,625,100
  Honeywell Int'l., Inc..............................     71,700    2,952,606
  Northrop Grumman Corp..............................     21,000    1,358,280
  Rockwell Automation, Inc...........................     38,100    2,601,468
  Tyco Int'l. Ltd....................................    106,100    2,876,371
  Union Pacific Corp.................................     20,500    1,902,400
  United Technologies Corp...........................     77,500    4,845,300
  Waste Management, Inc..............................     70,800    2,592,696
                                                                 ------------
                                                                   30,294,326
                                                                 ------------
  Information Technology 7.6%
  Accenture Ltd......................................     28,600      805,090
  Applied Materials, Inc.............................     78,500    1,327,435
* Broadcom Corp.- Class A............................     22,250      752,273
* Cisco Systems, Inc.................................     62,800    1,235,904
* EMC Corp...........................................    100,000    1,280,000
  First Data Corp....................................     23,200    1,069,752
* Freescale Semiconductor, Inc. - Class B............     38,889    1,213,725
  Intel Corp.........................................     46,500      837,929
  Int'l. Business Machines...........................     26,200    2,093,380
  Linear Technology..................................     19,600      661,500
  Microsoft Corp.....................................    150,000    3,397,500
  Motorola, Inc......................................     85,000    1,792,650
  Nokia Corp. (ADR)..................................     70,000    1,502,900
* Oracle Corp........................................    101,000    1,436,220
  Qualcomm, Inc......................................     15,100      682,671
  Seagate Technology (R) (a).........................     32,600      761,210
  Texas Instruments..................................     44,000    1,374,120
                                                                 ------------
                                                                   22,224,259
                                                                 ------------
  Materials 3.1%
  DuPont, E.I. de Nemours & Co.......................     56,400    2,398,692
  Freeport-McMoran Copper & Gold - Class B...........     54,100    3,029,059
  Int'l. Paper Co....................................     49,700    1,688,806
  Newmont Mining Corp................................      9,100      474,565
  Praxair, Inc.......................................     29,000    1,528,300
                                                                 ------------
                                                                    9,119,422
                                                                 ------------
  Telecommunication Services 1.0%
  America Movil S.A. de C.V. (ADR)...................     25,000      816,500
* Embarq Corp........................................      2,065       86,049
  Sprint Nextel Corp.................................     41,300      875,973
  Vodafone Group plc (ADR) (a).......................     50,000    1,150,000
                                                                 ------------
                                                                    2,928,522
                                                                 ------------
  Utilities 0.5%
  Entergy Corp.......................................     21,800 $  1,528,398
                                                                 ------------
  Total Common Stocks (Cost $128,243,440)............             184,134,448
                                                                 ------------
  Warrants 0.0%
* Lucent Technologies, Inc.
    Cost ($0)........................................      3,385        1,117
                                                                 ------------
  Money Market Fund 5.8%
  State Street Navigator Securities Lending Prime
    Portfolio (b)
    (Cost $17,135,575)............................... 17,135,575   17,135,575
                                                                 ------------


                                             See Notes to Financial Statements.

Sentinel Balanced Fund
at May 31, 2006 (Unaudited)

                                                       Principal
                                                         Amount      Value
                                                       (M=$1,000)   (Note 1)
                                                       ---------- ------------
Corporate Short-Term Notes 2.9%
Chevron Oil Finance
  4.89%, 06/05/06.....................................  3,400 M   $  3,398,153
Chevron Oil Finance
  4.96%, 06/13/06.....................................  2,000 M      1,996,693
Lasalle Bank Corp.
  4.96%, 06/01/06.....................................  3,000 M      3,000,000
                                                                  ------------
Total Corporate Short-Term Notes
  (Cost $8,394,846)...................................               8,394,846
                                                                  ------------
Total Investments (Cost $266,122,501)**...............             321,390,122
Excess of Liabilities Over Other Assets (9.9%)........             (28,992,134)
                                                                  ------------
Net Assets............................................            $292,397,988
                                                                  ============
--------
(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 is $13,695,103 and $16,679,721, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
*   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $55,267,621 of which $58,583,749 related to appreciated securities and $3,316,128 related to depreciated securities.

(ADR) - American Depository Receipt

(R) - Return of Capital

                                             See Notes to Financial Statements.

Sentinel Capital Markets Income Fund

Portfolio Weightings
As a percentage of net assets as of 05/31/06
Average Effective Duration (for all Bonds) 3.7 years**

Asset Category                                                          Percent
--------------                                                          -------
Common Stocks..........................................................  28.2%
Domestic Bonds.........................................................  26.9%
U.S. Government Obligations............................................  23.6%
Foreign Denominated Bonds..............................................  20.3%
Foreign Stocks.........................................................   0.3%
Cash and Other.........................................................   0.7%

Top Equity Holdings* as of 05/31/06

                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
Citigroup, Inc......................................................    0.9%
Bank of America Corp................................................    0.8%
ConocoPhillips......................................................    0.8%
The Walt Disney Co..................................................    0.7%
JP Morgan Chase.....................................................    0.7%
Pfizer, Inc.........................................................    0.7%
American Int'l. Group...............................................    0.6%
Occidental Petroleum Corp...........................................    0.6%
Exxon Mobil Corp....................................................    0.6%
PNC Financial Group, Inc............................................    0.6%
                                                                        ---
   Total of Net Assets*.............................................    7.0%
                                                                        ===

Top Fixed Income Holdings* as of 05/31/06

                                                                        Percent
                                                               Maturity of Net
Description                                             Coupon   Date   Assets
-----------                                             ------ -------- -------
Federal Republic of Germany............................   3.5% 10/09/09   4.9%
FNMA 808168............................................   4.5% 03/01/35   3.3%
FHR 2883 HK............................................     5% 04/15/32   3.3%
GNMA 628416X...........................................     6% 03/15/24   3.0%
FHR 2116 ZA............................................     6% 01/15/29   2.5%
New Zealand Government.................................     8% 11/15/06   2.2%
U.K. Treasury Stock....................................     5% 03/07/12   2.1%
FNR 02-56 KW...........................................     6% 04/25/23   1.7%
U.S. Treasury Note..................................... 5.125% 05/15/16   1.7%
FHR 2538 PH............................................   5.5% 09/15/31   1.7%
                                                                         ----
   Total of Net Assets.................................                  26.4%
                                                                         ====
--------
* "Top Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities

at May 31, 2006 (Unaudited)

                                              Principal
                                                Amount     Value
                                              (M=$1,000)  (Note 1)
                                              ---------- -----------
U.S. Government Obligations 23.6%
U.S. Treasury Obligations 1.7%
   U.S. Treasury Note (d)....................
  5.125%, 05/15/16...........................   1,000M   $ 1,001,094
                                                         -----------
U.S. Government Agency Obligations 21.9%
Federal Home Loan Mortgage Corporation 13.9%
Collateralized Mortgage Obligations:
   FHR R005 AB...............................
     5.5%, 12/15/18..........................     974M       957,552
   FHR 3008 JM...............................
     4.5%, 07/15/25..........................   1,000M       903,485
   FHR 2116 ZA...............................
     6%, 01/15/29............................   1,450M     1,451,607
   FHR 2538 PH...............................
     5.5%, 09/15/31..........................   1,000M       984,345
   FHR 2883 HK...............................
     5%, 04/15/32............................   2,000M     1,895,800
   FHR 2513 PD...............................
     6%, 02/15/32............................     917M       917,242
                                                         -----------
                                                           7,110,031
                                                         -----------
Mortgage Backed Securities:
30-Year
   FHLMC C47315..............................
     6.5%, 08/01/29..........................     956M       966,615
                                                         -----------
Total Federal Home Loan Mortgage Corporation.              8,076,646
                                                         -----------
Federal National Mortgage Association 5.0%
Collateralized Mortgage Obligations:
FNR 02-56 KW.................................
  6%, 04/25/23...............................   1,000M     1,001,157
                                                         -----------
Mortgage-Backed Securities:
30-Year:
FNMA 808168
  4.5%, 03/01/35.............................   2,105M   $ 1,914,318
                                                         -----------
Total Federal National Mortgage Association..              2,915,475
                                                         -----------
Government National Mortgage Association 3.0%
Mortgage-Backed Securities:
30-Year:
GNMA 628416X
  6%, 03/15/24...............................   1,744M     1,739,692
                                                         -----------
Total U.S. Government Agency Obligations.....             12,731,813
                                                         -----------
Total U.S. Government Obligations
  (Cost $13,895,221).........................             13,732,907
                                                         -----------
Domestic Bonds 26.9%
Basic Industry 3.9%
Bowater, Inc.
  6.5%, 06/15/13.............................     125M       112,813
Freeport-McMoran Copper & Gold
  6.875%, 02/01/14...........................     200M       194,000
Georgia Pacific Corp.
  8.125%, 05/15/11...........................     250M       256,250
Graphic Packaging Int'l., Inc.
  8.5%, 08/15/11.............................     250M       253,125
Huntsman Int'l. LLC
  11.5%, 07/15/12............................     165M       188,512
Ineos Group Hldgs. plc (a)...................
  8.5%, 02/15/16.............................     225M       211,500
Lyondell Chemical Co.
  9.5%, 12/15/08.............................      71M        74,106
Nova Chemicals Corp.
  6.5%, 01/15/12.............................     150M       139,875
Novelis, Inc. (a)
  7.25%, 02/15/15............................     250M       240,000
Oregon Steel Mills, Inc.
  10%, 07/15/09..............................     225M       237,375
Peabody Energy Corp.
  5.875%, 04/15/16...........................     250M       235,625
United States Steel Corp.
  10.75%, 08/01/08...........................     130M       141,700
                                                         -----------
                                                           2,284,881
                                                         -----------
Capital Goods 2.3%
Aviall, Inc.
  7.625%, 07/01/11...........................     275M       288,062
Case New Holland, Inc.
  9.25%, 08/01/11............................     200M       213,500
Crown Americas LLC (a)
  7.75%, 11/15/15............................     250M       253,125
L-3 Communications Corp.
  6.375%, 10/15/15...........................     300M       285,000
Owens-Brockway Glass Container
  6.75%, 12/01/14............................     300M       285,750
                                                         -----------
                                                           1,325,437
                                                         -----------
Consumer Cyclical 2.1%
Accuride Corp.
  8.5%, 02/01/15.............................     150M       147,375
General Motors Acceptance Corp.
  5.625%, 05/15/09...........................     250M       235,471
Levi Strauss & Co.
  9.75%, 01/15/15............................     300M       311,250
Unifi, Inc. (a)
  11.5%, 05/15/14............................     175M       175,875
Visteon Corp.
  8.25%, 08/01/10............................     100M        93,500
Warnaco, Inc.
  8.875%, 06/15/13...........................     250M       258,750
                                                         -----------
                                                           1,222,221
                                                         -----------


                                             See Notes to Financial Statements.

Sentinel Capital Markets Income Fund
at May 31, 2006 (Unaudited)

                                                        Principal
                                                          Amount      Value
                                                        (M=$1,000)   (Note 1)
                                                       ----------   -----------
Consumer Non-Cyclical 0.3%
Elizabeth Arden, Inc.
  7.75%, 01/15/14.....................................      200M    $   201,000
                                                                    -----------
Energy 3.9%
ANR Pipeline Co.
  8.875%, 03/15/10....................................       80M         85,087
Chesapeake Energy Corp.
  6.375%, 06/15/15....................................      100M         94,750
Chesapeake Energy Corp.
  6.875%, 01/15/16....................................      230M        224,825
Clayton Williams Energy, Inc.
  7.75%, 08/01/13.....................................      150M        140,625
Dresser Rand Group, Inc.
  7.375%, 11/01/14....................................      115M        116,150
El Paso Production Holdings Co.
  7.875%, 06/15/12....................................      225M        232,875
Encore Acquisition Co.
  6.25%, 04/15/14.....................................      250M        230,625
Exco Resources, Inc.
  7.25%, 01/15/11.....................................      230M        225,400
Gazprom O A O (a)
  9.625%, 03/01/13....................................      200M        231,500
Parker Drilling Co.
  9.625%, 10/01/13....................................       70M         77,175
Plains Exploration & Production Co.
  7.125%, 06/15/14....................................       55M         54,588
Targa Resources, Inc. (a)
  8.5%, 11/01/13......................................      100M         99,500
Tesoro Corp. (a)
  6.625%, 11/01/15....................................      150M        145,500
Williams Cos., Inc.
  8.125%, 03/15/12....................................      150M        159,750
Williams Cos., Inc.
  7.5%, 01/15/31......................................      125M        125,000
                                                                    -----------
                                                                      2,243,350
                                                                    -----------
Financial 0.8%
Crum & Forster Holdings Corp.
  10.375%, 06/15/13...................................      200M        210,000
Thornburg Mortgage, Inc.
  8%, 05/15/13........................................      250M        248,125
                                                                    -----------
                                                                        458,125
                                                                    -----------
Foreign Sovereign 1.7%
Federative Republic of Brazil
  9.25%, 10/22/10.....................................      150M        166,125
Republic of Columbia
  9.75%, 04/09/11.....................................      308M        335,848
Republic of Venezuela (b)
  6.09%, 04/20/11.....................................      470M        469,177
                                                                    -----------
                                                                        971,150
                                                                    -----------
Media 2.9%
American Media Operations, Inc.
  10.25%, 05/01/09....................................      125M        114,375
Cablevision Systems Corp.
  8%, 04/15/12........................................      250M        248,750
Charter Communications Holdings
  10.25%, 09/15/10....................................      250M        250,625
Charter Communications Holdings
  11%, 10/01/15.......................................      100M         86,500
Dex Media East LLC
  9.875%, 11/15/09....................................      200M        213,000
Houghton Mifflin Co.
  0%, 10/15/13
  Steps up to 11.5%
  Beginning 10/15/08                                        250M        211,250
Houghton Mifflin Co.
  8.25%, 02/01/11.....................................      125M        128,750
Mediacom LLC
  9.5%, 01/15/13......................................      250M        252,500
Paxson Communications Corp. (a) (c)
  11.31825%, 01/15/13                                       200M        203,250
                                                                    -----------
                                                                      1,709,000
                                                                    -----------
Services Cyclical 3.1%
AMC Entertainment, Inc.
  9.875%, 02/01/12....................................      150M        151,125
Cinemark, Inc.
  9%, 02/01/13........................................      110M        117,700
H-Lines Finance Hldgs.
  0%, 04/01/13
  Steps up to 11%
  Beginning 04/01/08                                        195M        166,725
Hornbeck Offshore Services, Inc.......................
  6.125%, 12/01/14....................................      225M        210,938
IMAX Corp.
  9.625%, 12/01/10....................................      250M        262,500
Isle of Capri Casinos, Inc.
  7%, 03/01/14........................................      125M        121,875
Las Vegas Sands Corp.
  6.375%, 02/15/15....................................      200M        189,000
Mandalay Resort Group
  10.25%, 08/01/07....................................      150M        157,875
MGM Mirage
  5.875%, 02/27/14....................................       75M         69,187
Ship Finance Int'l. Ltd.
  8.5%, 12/15/13......................................      145M        139,925
Town Sports Int'l., Inc.
  9.625%, 04/15/11....................................      200M        212,000
                                                                    -----------
                                                                      1,798,850
                                                                    -----------
Services Non-Cyclical 1.1%
Education Management (a)
  8.75%, 06/01/14.....................................      100M        100,500
Education Management (a)
  10.25%, 06/01/16....................................      100M        101,250
HCA, Inc.
  6.375%, 01/15/15....................................      225M        214,274
Universal Hospital Services
  10.125%, 11/01/11...................................      215M        226,825
                                                                    -----------
                                                                        642,849
                                                                    -----------
Technology 0.6%
Northern Telecom Capital Corp.
  7.875%, 06/15/26....................................      150M        142,875
Sungard Data Systems, Inc. (a)
  9.125%, 08/15/13....................................      200M        210,750
                                                                    -----------
                                                                        353,625
                                                                    -----------
Telecommunications 2.8%
Centennial Communications Corp.
  10.125%, 06/15/13...................................      250M        270,625
Citizens Communications Co.
  6.25%, 01/15/13.....................................      275M        264,000
Dobson Communications Corp.
  8.875%, 10/01/13....................................      200M        203,000
Horizon PCS, Inc.
  11.375%, 07/15/12...................................       75M         85,500
Qwest Capital Funding, Inc.
  7%, 08/03/09........................................      300M        298,500
Rogers Wireless, Inc.
  6.375%, 03/01/14....................................      250M        239,375
Rural Cellular
  9.75%, 01/15/10.....................................      250M        253,750
                                                                    -----------
                                                                      1,614,750
                                                                    -----------
Utilities 1.4%
AES Corp.
  7.75%, 03/01/14.....................................      225M        231,750
Mirant North America (a)
  7.375%, 12/31/13....................................      190M        188,575
Orion Power Holdings, Inc.
  12%, 05/01/10.......................................      150M        169,875
Reliant Energy, Inc.
  6.75%, 12/15/14.....................................      150M        136,500
Tenaska, Alabama Partners (a)
  7%, 06/30/21........................................       99M         97,615
                                                                    -----------
                                                                        824,315
                                                                    -----------
Total Domestic Bonds
  (Cost $15,659,139)..................................               15,649,553
                                                                    -----------
Foreign Denominated Bonds 20.3%
Australia 1.7%
Commonwealth of Australia
  7.5%, 09/15/09...................................... 1,230,000(A)     974,636
                                                                    -----------
Canada 2.6%
Canada Housing Trust
  4.4%, 03/15/08......................................   200,000(C)     181,798
Canada Government
  5.25%, 06/01/12.....................................   700,000(C)     663,986
Canada Government
  5%, 06/01/14........................................   670,000(C)     631,163
                                                                    -----------
                                                                      1,476,947
                                                                    -----------
Denmark 1.1%
Realkredit Danmark
  4%, 01/01/08........................................ 3,525,000(D)     610,949
                                                                    -----------
Germany 4.9%
Federal Republic of Germany
  3.5%, 10/09/09...................................... 2,250,000(E)   2,876,982
                                                                    -----------
New Zealand 2.2%
New Zealand Government
  8%, 11/15/06........................................ 1,980,000(Z)   1,265,200
                                                                    -----------
Norway 1.2%
Norwegian Government
  6%, 05/16/11........................................ 4,000,000(N)     715,747
                                                                    -----------
Russia 0.7%
Russia Government
  3%, 05/14/08........................................   440,000(R)     417,296
                                                                    -----------
Spain 1.3%
Banco Santander
  4%, 09/10/10........................................   600,000(E)     774,914
                                                                    -----------
Sweden 2.5%
Sweden Government
  8%, 08/15/07........................................ 1,600,000(S)     234,865
Sweden Government
  6.5%, 05/05/08...................................... 5,000,000(S)     735,750
Sweden Government
  5.25%, 03/15/11..................................... 3,275,000(S)     485,586
                                                                    -----------
                                                                      1,456,201
                                                                    -----------
United Kingdom 2.1%
U. K. Treasury Stock
  5%, 03/07/12........................................   650,000(B)   1,237,370
                                                                    -----------
Total Foreign Denominated Bonds
  (Cost $11,347,356)..................................               11,806,242
                                                                    -----------


                                             See Notes to Financial Statements.

Sentinel Capital Markets Income Fund
at May 31, 2006 (Unaudited)

(A) Principal amount denominated in Australian Dollars.
(B) Principal amount denominated in British Pounds.
(C) Principal amount denominated in Canadian Dollars.
(D) Principal amount denominated in Danish Krone.
(E) Principal amount denominated in Euro's.
(N) Principal amount denominated in Norwegian Krone.
(R) Principal amount denominated in Russian Ruble.
(S) Principal amount denominated in Swedish Krona.
(Z) Principal amount denominated in New Zealand Dollars.

                                                                       Value
                                                              Shares  (Note 1)
                                                              ------ ----------
  Common Stocks 28.2%
  Consumer Discretionary 2.6%
  Disney (Walt) Co........................................... 12,673 $  386,527
  Gap, Inc...................................................  1,852     33,706
  Home Depot, Inc............................................  1,720     65,567
* IMAX Corp..................................................  7,302     66,984
  Michaels Stores, Inc.......................................  3,350    130,215
  News Corp. - Class B (d)...................................  7,026    140,309
  Omnicom Group, Inc.........................................  1,087    103,385
  OSI Restaurant Partners, Inc. (d)..........................  2,268     83,190
  Penney, J.C................................................  1,383     84,031
  Saks, Inc..................................................  2,684     43,078
  Target Corp................................................  3,459    169,214
* Zale Corp..................................................  9,575    224,821
                                                                     ----------
                                                                      1,531,027
                                                                     ----------
Consumer Staples 2.4%
  Altria Group, Inc..........................................  3,497    253,007
* BJ's Wholesale Club, Inc...................................  2,130     62,835
  Colgate Palmolive Co.......................................  2,500    150,850
  Clorox Co..................................................  2,000    126,380
  Coca-Cola Co...............................................  4,455    196,154
  General Mills, Inc.........................................  2,811    145,863
  Kimberly Clark Corp........................................  2,544    154,344
  Procter & Gamble Co........................................  2,772    150,381
  Wal Mart Stores, Inc.......................................  3,928    190,312
                                                                     ----------
                                                                      1,430,126
                                                                     ----------
  Energy 3.6%
  BP plc-Sponsored (ADR).....................................  3,991    282,164
  Chevron Corp...............................................  4,171    249,384
  ConocoPhillips.............................................  7,088    448,600
  Exxon Mobil Corp...........................................  5,945    362,110
  Hess Corp..................................................    942    141,300
* Nabors Industries, Inc. (d)................................  2,818    101,194
  Occidental Petroleum Corp..................................  3,681    364,750
  Schlumberger Ltd...........................................  1,600    104,912
* Weatherford Int'l. Ltd.....................................  2,069    107,671
                                                                     ----------
                                                                      2,162,085
                                                                     ----------
  Financials 8.3%
  A.G. Edwards, Inc..........................................  3,320    177,952
  Allstate Corp..............................................  3,518    193,525
  American Int'l. Group......................................  6,165    374,832
  Ameriprise Financial, Inc..................................  2,399    109,802
  Assured Guaranty Ltd.......................................  5,016    124,949
  Bank of America Corp....................................... 10,088    488,259
* CBOT Holdings, Inc.........................................    550     57,453
  Citigroup, Inc............................................. 10,047    495,317
  Countrywide Financial Corp.................................  3,042    116,448
  Everest Re Group Ltd.......................................  1,422    127,056
  Franklin Resources, Inc....................................  1,800    161,910
  Freddie Mac................................................  2,978    178,799
  Genworth Financial, Inc. - Class A.........................  3,297    110,417
  Golden West Financial Corp.................................  1,129     82,530
  Goldman Sachs Group, Inc...................................    666    100,533
  JP Morgan Chase............................................  8,940    381,202
  Marsh & McLennan Cos., Inc.................................  7,341    205,768
  Merrill Lynch..............................................  2,005    145,182
  Moody's Corp...............................................  2,400    125,520
  New York Community Bancorp, Inc. (d).......................  3,500     58,310
  PNC Financial Group, Inc...................................  5,006    344,963
  St. Paul Travelers Cos., Inc...............................  4,709    207,290
  SunTrust Banks, Inc........................................    925     70,032
  Waddell & Reed Financial, Inc..............................  5,562    123,921
  Wells Fargo & Co...........................................  4,016    266,542
                                                                     ----------
                                                                      4,828,512
                                                                     ----------
  Health Care 2.7%
* Amgen, Inc.................................................  1,884    127,340
  Baxter Int'l., Inc.........................................  2,588     97,568
  Bristol-Myers Squibb Co....................................  3,939     96,702
  Cardinal Health, Inc.......................................  1,413     94,544
  Caremark Rx, Inc...........................................  1,884     90,375
  Johnson & Johnson..........................................  2,406    144,889
  Medtronic, Inc.............................................  2,600    131,274
  Merck & Co., Inc...........................................  4,778    159,060
  Pfizer, Inc................................................ 16,027    379,199
* Wellpoint, Inc.............................................  2,157    154,398
  Wyeth......................................................  1,868     85,442
                                                                     ----------
                                                                      1,560,791
                                                                     ----------
  Industrials 2.1%
  Deere & Co.................................................  1,124     96,214
  General Electric Co........................................  7,713    264,247
  Laidlaw Int'l., Inc........................................  6,304    158,861
  Lockheed Martin............................................  2,861    207,394
  Pall Corp..................................................  5,133    154,452
  United Technologies Corp...................................  2,975    185,996
  Tyco Int'l. Ltd............................................  5,403    146,476
                                                                     ----------
                                                                      1,213,640
                                                                     ----------
  Information Technology 1.9%
* Affiliated Computer Services...............................  4,473    223,292
* Altera Corp................................................  4,994     97,683
* Dell, Inc..................................................  5,939    150,732
  Hewlett Packard............................................  3,543    114,722
* Lexmark Int'l. - Class A...................................  2,000    114,500
  Microsoft Corp.............................................  5,171    117,123
  Motorola, Inc..............................................  8,153    171,947
* Oracle Corp................................................  7,467    106,181
                                                                     ----------
                                                                      1,096,180
                                                                     ----------
  Materials 1.6%
  Air Products & Chemicals, Inc..............................  1,915    124,188
  Alcoa, Inc.................................................  3,460    109,751
  AngloGold Ashanti Ltd. (ADR) (d)...........................  1,100     50,853
  Dow Chemical Co............................................  1,354     53,985
  Ecolab, Inc................................................  1,819     70,413
  Freeport-McMoran Copper & Gold - Class B...................  2,668    149,381
  PPG Industries, Inc........................................  2,001    128,744
  Weyerhaeuser Co............................................  3,592    229,744
                                                                     ----------
                                                                        917,059
                                                                     ----------


                                             See Notes to Financial Statements.

Sentinel Capital Markets Income Fund
at May 31, 2006 (Unaudited)

                                                                            Value
                                                                Shares     (Note 1)
                                                              ---------- -----------
  Telecommunication Services 1.7%
  Alltel Corp................................................     2,447  $   151,347
  A T & T, Inc...............................................     2,062       53,736
  BellSouth Corp.............................................     7,007      236,626
  Chunghwa Telecom Co. Ltd. (ADR)............................     4,711       96,528
* Embarq Corp................................................       354       14,752
  Sprint Nextel Corp.........................................     7,091      150,400
  Verizon Communications.....................................     3,297      102,899
  Vodafone Group plc (ADR)...................................     7,500      172,500
                                                                         -----------
                                                                             978,788
                                                                         -----------
  Utilities 1.3%
  DPL, Inc...................................................     4,000      107,200
  Energy East Corp...........................................     5,137      122,466
  Entergy Corp...............................................     1,734      121,571
  FPL Group, Inc.............................................     3,411      135,860
* Mirant Corp. (d)...........................................     5,464      135,944
  TXU Corp...................................................     2,181      124,972
                                                                         -----------
                                                                             748,013
                                                                         -----------
  Total Common Stocks
   (Cost $14,472,237)........................................             16,466,221
                                                                         -----------

  Foreign Stocks 0.3%
  Japan 0.2%
  Nomura Securities..........................................     4,800       92,976
                                                                         -----------
  United Kingdom 0.1%
  Scottish Power.............................................     7,142       74,597
                                                                         -----------
  Total Foreign Stocks
   (Cost $177,112)...........................................                167,573
                                                                         -----------

  Money Market Fund 2.8%
  State Street Navigator Securities Lending
  Prime Portfolio (e)
   (Cost $1,608,855)......................................... 1,608,855    1,608,855
                                                                         -----------

                                                              Principal
                                                                Amount      Value
                                                              (M=$1,000)   (Note 1)
                                                              ---------- -----------
  Repurchase Agreements 3.3%
  Repurchase agreement with State Street Bank and Trust Co.
    dated 05/31/06 at 1.6% to be repurchased at $1,938,584
    on 06/01/2006, collateralized by a $1,835,000 US
    Treasury Note 10.375%, due 11/15/12.
    (Cost $1,938,584)........................................    1,939M  $ 1,938,584
                                                                         -----------
  Total Investments
   (Cost $59,098,504)**......................................             61,369,935

  Excess of Liabilities Over Other Assets (5.4%).............             (3,158,173)
                                                                         -----------
  Net Assets.................................................            $58,211,762
                                                                         ===========

--------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the market value of rule 144A securities amounted to $2,258,940 or 3.9% of net assets.
(b) Republic of Venezuela has a variable interest rate that floats quarterly on the 22nd of January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 1%.
(c) Paxson Communications has a variable interest rate that floats quarterly on the 15th of January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 6.25%.
(d) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 is $1,562,529 and $1,570,894, respectively.
(e) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
*     Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $2,271,431 of which $3,092,425 related to appreciated securities and $820,994 related to depreciated securities.

      (ADR) - American Depository Receipt

                                             See Notes to Financial Statements.

Sentinel Capital Opportunity Fund

Sector Weightings
As a percentage of net assets as of 05/31/06

Sector                                                                 Percent
------                                                                 -------
Information Technology................................................  26.1%
Industrials...........................................................  19.8%
Health Care...........................................................  12.6%
Consumer Staples......................................................  11.7%
Financials............................................................  11.4%
Consumer Discretionary................................................   8.6%
Energy................................................................   4.9%
Materials.............................................................   3.8%
Utilities.............................................................   0.2%
Cash & Other..........................................................   0.9%

Top Holdings* as of 05/31/06

                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
General Electric Co.................................................     6.5%
Microsoft Corp......................................................     3.5%
Wal-Mart Stores, Inc................................................     2.8%
Cisco Systems, Inc..................................................     2.5%
Johnson & Johnson...................................................     2.3%
Boeing Co...........................................................     2.3%
Procter & Gamble Co.................................................     2.2%
PepsiCo, Inc........................................................     2.1%
Schlumberger Ltd....................................................     2.0%
United Technologies Corp............................................     2.0%
                                                                        ----
   Total of Net Assets..............................................    28.2%
                                                                        ====
--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

Investment in Securities

at May 31, 2006 (Unaudited)

                                                                      Value
                                                            Shares   (Note 1)
                                                            ------- -----------
  Common Stocks 99.1%
  Consumer Discretionary 8.6%
* Coach, Inc...............................................  30,000 $   872,400
  Hilton Hotels Corp.......................................  17,400     477,804
  Home Depot, Inc..........................................  14,700     560,364
  Leggett & Platt, Inc.....................................  15,300     388,467
  Lowe's Cos., Inc.........................................  17,800   1,108,584
  Marriott Int'l., Inc. - Class A..........................   5,500     397,815
  McDonald's Corp..........................................  20,000     663,400
  Penney J.C...............................................   5,000     303,800
  Staples, Inc.............................................  36,100     847,989
  Target Corp..............................................  17,040     833,597
                                                                    -----------
                                                                      6,454,220
                                                                    -----------
  Consumer Staples 11.7%
  Altria Group, Inc........................................   5,900     426,865
  Coca-Cola Co.............................................  16,045     706,461
  Colgate Palmolive Co.....................................   6,000     362,040
  Costco Wholesale Corp....................................   4,640     245,595
  CVS Corp.................................................  25,900     722,610
  PepsiCo, Inc.............................................  26,554   1,605,455
  Procter & Gamble Co......................................  30,770   1,669,273
  Walgreen Co..............................................  17,786     722,112
  Wal-Mart Stores, Inc.....................................  43,521   2,108,592
  Wrigley (Wm.) Jr. Co.....................................   4,375     200,025
                                                                    -----------
                                                                      8,769,028
                                                                    -----------
  Energy 4.9%
  Baker Hughes, Inc........................................   8,300     716,290
  Ensco Int'l., Inc........................................  16,000     799,840
  ExxonMobil Corp..........................................   6,200     377,642
  Schlumberger Ltd.........................................  23,000   1,508,110
* Weatherford Int'l., Ltd..................................   5,600     291,424
                                                                    -----------
                                                                      3,693,306
                                                                    -----------
  Financials 11.4%
  American Express Co......................................  25,800   1,402,488
  American Int'l. Group....................................   9,300     565,440
* CB Richard Ellis Group, Inc. - Class A...................  13,000   1,005,810
  CIT Group, Inc...........................................  15,000     771,000
  Citigroup, Inc...........................................  18,700     921,910
* E*TRADE Financial Corp...................................  21,700     526,659
  Goldman Sachs Group, Inc.................................   4,000     603,800
  J.P. Morgan Chase & Co...................................   7,800     332,592
  Merrill Lynch & Co., Inc.................................  10,000     724,100
  Progressive Corp.........................................  18,400     503,240
  SLM Corp.................................................   9,404     505,559
  Wells Fargo & Co.........................................  10,000     663,700
                                                                    -----------
                                                                      8,526,298
                                                                    -----------
  Health Care 12.6%
  Abbott Laboratories......................................  17,835     761,555
* Amgen, Inc...............................................  14,318     967,753
* Gilead Sciences, Inc.....................................   5,200     298,116
  Johnson & Johnson........................................  29,250   1,761,435
* Laboratory Corp. of America Holdings.....................  12,300     730,128
  Medtronic, Inc...........................................  27,728   1,399,987
  Novartis (ADR)...........................................  16,000     887,680
  Roche Hldgs. Ltd. (ADR)..................................  13,000   1,014,000
* St. Jude Medical, Inc....................................   9,000     306,900
  UnitedHealth Group, Inc..................................  14,600     641,816
  Wyeth....................................................  15,400     704,396
                                                                    -----------
                                                                      9,473,766
                                                                    -----------
  Industrials 19.8%
  3M Co....................................................  15,000   1,254,900
  Boeing Co................................................  21,000   1,748,250
  Caterpillar, Inc.........................................   7,900     576,305
  Emerson Electric Co......................................  10,000     825,200
  FedEx Corp...............................................   4,000     437,080
  General Dynamics Corp....................................   6,200     394,568
  General Electric Co...................................... 143,285   4,908,944
  Honeywell Int'l., Inc....................................   5,600     230,608
* Jacobs Engineering Group, Inc............................  11,000     858,330
  Lockheed Martin Corp.....................................   4,700     340,703
  Republic Services, Inc...................................  10,670     435,336
  Tyco Int'l. Ltd..........................................  13,100     355,141
  United Parcel Service, Inc. - Class B....................  12,800   1,031,040
  United Technologies Corp.................................  23,900   1,494,228
                                                                    -----------
                                                                     14,890,633
                                                                    -----------
  Information Technology 26.1%
* Amdocs Ltd...............................................   9,900     370,953
* Apple Computer, Inc......................................  14,200     848,734
* Autodesk, Inc............................................  25,000     909,750
  Automatic Data Processing, Inc...........................  26,763   1,216,913
* Broadcom Corp. - Class A.................................  12,310     416,201
* Cisco Systems, Inc.......................................  96,870   1,906,402
* Cognizant Technology Solutions - Class A.................   7,900     466,100
* Corning, Inc.............................................  11,600     281,300
* Ebay, Inc................................................  25,800     846,498
* EMC Corp.................................................  48,400     619,520
  First Data Corp..........................................   9,000     414,990
* Fiserv, Inc..............................................  10,540     454,801
  Intel Corp...............................................  32,708     589,398
  Int'l. Business Machines.................................   8,604     687,460
  Jabil Circuit, Inc.......................................  11,900     414,358
  Maxim Integrated Products, Inc...........................  15,390     472,935
  Microchip Technology, Inc................................   6,800     233,240
  Microsoft Corp........................................... 115,686   2,620,288
* Network Appliance, Inc...................................  11,600     371,200
* Oracle Corp..............................................  50,908     723,912
  Paychex, Inc.............................................  10,000     367,100
  Qualcomm, Inc............................................  28,116   1,271,124
  SAP A.G. (ADR)...........................................  25,000   1,315,750
  Texas Instruments........................................  42,770   1,335,707
* Yahoo!, Inc..............................................  15,060     475,745
                                                                    -----------
                                                                     19,630,379
                                                                    -----------
  Materials 3.8%
  BHP Billiton Ltd. (ADR)..................................   7,000     302,960
  Freeport-McMoran Copper & Gold - Class B.................   5,000     279,950
  Inco Ltd. (a)............................................  15,000     989,100
  Nucor Corp...............................................   2,000     210,540
  Phelps Dodge Corp........................................   2,000     171,380
  Praxair, Inc.............................................  16,800     885,360
                                                                    -----------
                                                                      2,839,290
                                                                    -----------


                                             See Notes to Financial Statements.

Sentinel Capital Opportunity Fund
at May 31, 2006 (Unaudited)

                                                                     Value
                                                           Shares   (Note 1)
                                                           ------- -----------
Utilities 0.2%
Dominion Resources, Inc...................................   2,000 $   145,160
                                                                   -----------
Total Common Stocks
  (Cost $66,208,753)**....................................          74,422,080
                                                                   -----------
Money Market Fund 1.3%
State Street Navigator Securities Lending
Prime Portfolio (b)
  (Cost $993,750)......................................... 993,750     993,750
                                                                   -----------

                                                        Principal
                                                          Amount      Value
                                                        (M=$1,000)   (Note 1)
                                                        ---------- -----------
Corporate Short-Term Notes 1.3%
American Express Corp.
  4.9%, 06/01/06
  (Cost $1,000,000)....................................  1,000 M   $ 1,000,000
                                                                   -----------
Total Investments
  (Cost $68,202,503)**.................................             76,415,830

Excess of Liabilities Over Other Assets (1.7%).........             (1,322,720)
                                                                   -----------
Net Assets.............................................            $75,093,110
                                                                   ===========
--------
(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 is $830,066 and $989,100, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
*   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $8,213,327 of which $11,979,436 related to appreciated securities and $3,766,109 related to depreciated securities.

    (ADR) - American Depository Receipt

                                             See Notes to Financial Statements.

Sentinel Common Stock Fund

Sector Weightings
As a percentage of net assets as of 05/31/06

Sector                                                                 Percent
------                                                                 -------
Financials............................................................  17.2%
Health Care...........................................................  16.1%
Industrials...........................................................  15.8%
Energy................................................................  12.7%
Information Technology................................................  12.0%
Consumer Staples......................................................   9.8%
Consumer Discretionary................................................   8.2%
Materials.............................................................   5.1%
Telecommunication Services............................................   1.3%
Utilities.............................................................   0.8%
Cash & Other..........................................................   1.0%

Top Holdings* as of 05/31/06

                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
Schlumberger Ltd....................................................     3.1%
Exxon Mobil Corp....................................................     2.7%
General Electric Co.................................................     2.6%
United Technologies Corp............................................     2.6%
Citigroup...........................................................     2.5%
Johnson & Johnson...................................................     2.4%
Bank of America Corp................................................     2.3%
Microsoft Corp......................................................     1.8%
Medtronic, Inc......................................................     1.8%
Chevron.............................................................     1.8%
                                                                        ----
   Total of Net Assets..............................................    23.6%
                                                                        ====
--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                                      Value
                                                          Shares     (Note 1)
                                                         --------- ------------
   Common Stocks 99.0%
   Consumer Discretionary 8.2%
 * Comcast Corp. - Class A..............................   475,000 $ 15,200,000
   Disney (Walt) Co.....................................   215,000    6,557,500
   Gap, Inc.............................................   200,000    3,640,000
   Grupo Televisa, S.A. (ADR)...........................   328,000    6,031,920
   Hilton Hotels Corp...................................   310,000    8,512,600
   McDonald's Corp......................................   269,400    8,935,998
   McGraw-Hill Cos., Inc................................   183,800    9,484,080
   Staples, Inc.........................................   375,000    8,808,750
   Time Warner, Inc..................................... 1,143,300   19,676,193
   TJX Cos., Inc........................................   256,700    6,086,357
                                                                   ------------
                                                                     92,933,398
                                                                   ------------
   Consumer Staples 9.8%
   Altria Group, Inc....................................   255,400   18,478,190
   CVS Corp.............................................   200,000    5,580,000
   Diageo plc (ADR).....................................   171,900   11,378,061
   Kellogg Co...........................................   156,300    7,361,730
   Kimberly-Clark Corp..................................   240,000   14,560,800
   PepsiCo, Inc.........................................   308,100   18,627,726
   Procter & Gamble Co..................................   320,975   17,412,894
   Wal-Mart Stores, Inc.................................   173,400    8,401,230
   Wrigley (Wm.) Jr. Co.................................   211,125    9,652,635
                                                                   ------------
                                                                    111,453,266
                                                                   ------------
   Energy 12.7%
   Chevron Corp.........................................   338,200   20,220,978
   EOG Resources, Inc...................................   132,500    8,699,950
   Exxon Mobil Corp.....................................   500,000   30,455,000
   GlobalSantaFe Corp...................................   181,100   10,889,543
   Murphy Oil Corp. (a).................................    55,400    2,921,242
   Noble Energy, Inc....................................   224,900    9,774,154
 * Pride Int'l., Inc....................................   250,000    8,087,500
   Schlumberger Ltd. (a)................................   545,000   35,735,650
 * Weatherford Int'l., Ltd..............................   330,000   17,173,200
                                                                   ------------
                                                                    143,957,217
                                                                   ------------
   Financials 17.2%
   American Express Co..................................   253,300   13,769,388
   American Int'l. Group................................   232,900   14,160,320
   Ameriprise Financial, Inc............................    50,660    2,318,708
   Bank of America Corp.................................   544,152   26,336,957
   Bank of New York, Inc................................   271,800    9,031,914
   Citigroup, Inc.......................................   575,000   28,347,500
   Goldman Sachs Group, Inc.............................    60,600    9,147,570
   J.P. Morgan Chase & Co...............................   330,000   14,071,200
   Mellon Financial Corp................................   312,000   11,288,160
   Merrill Lynch & Co., Inc.............................   140,000   10,137,400
   Morgan Stanley.......................................   154,300    9,199,366
   PNC Financial Services Group, Inc....................    75,000    5,168,250
   St. Paul Travelers Cos., Inc.........................   225,000    9,904,500
   U.S. Bancorp.........................................   400,000   12,348,000
   Wachovia Corp........................................   143,800    7,693,300
   Wells Fargo & Co.....................................   188,300   12,497,471
                                                                   ------------
                                                                    195,420,004
                                                                   ------------
   Health Care 16.1%
 * Amgen, Inc...........................................   205,000   13,855,950
   Baxter Int'l., Inc...................................   268,000   10,103,600
   Bristol-Myers Squibb Co..............................   298,100    7,318,355
   Cigna Corp...........................................    45,100    4,182,574
   GlaxoSmithKline plc (ADR)............................   223,200   12,342,960
   HCA, Inc.............................................   211,300    9,392,285
   Johnson & Johnson....................................   449,300   27,056,846
 * Laboratory Corp. of America Holdings (a).............   186,700   11,082,512
   Lilly, Eli & Co......................................   100,000    5,164,000
 * Medco Health Solutions, Inc..........................   119,924    6,463,903
   Medtronic, Inc.......................................   413,400   20,872,566
   Novartis (ADR).......................................   220,400   12,227,792
   Pfizer, Inc..........................................   414,300    9,802,338
   Sanofi-Aventis (ADR) (a).............................   193,400    9,142,018
   Teva Pharmaceutical Industries Ltd. (ADR) (a)           325,000   11,833,250
 * Zimmer Holdings, Inc.................................   212,000   12,836,600
                                                                   ------------
                                                                    183,677,549
                                                                   ------------
   Industrials 15.8%
   Boeing Co............................................   139,000   11,571,750
   Canadian Nat'l. Railway Co...........................    98,800    4,416,360
   Deere & Co...........................................    98,300    8,414,480
   General Dynamics Corp................................   144,800    9,215,072
   General Electric Co..................................   875,000   29,977,500
   Honeywell Int'l., Inc................................   449,300   18,502,174
   Northrop Grumman Corp................................   131,900    8,531,292
   Rockwell Automation, Inc.............................   226,500   15,465,420
   Tyco Int'l. Ltd......................................   675,100   18,301,961
   Union Pacific Corp...................................   131,600   12,212,480
   United Technologies Corp.............................   470,000   29,384,400
   Waste Management, Inc................................   380,000   13,915,600
                                                                   ------------
                                                                    179,908,489
                                                                   ------------
   Information Technology 12.0%
   Accenture Ltd........................................   180,000    5,067,000
   Applied Materials, Inc...............................   479,800    8,113,418
 * Broadcom Corp. - Class A.............................   143,950    4,866,950
 * Cisco Systems, Inc...................................   412,900    8,125,872
 * EMC Corp.............................................   600,000    7,680,000
   First Data Corp......................................   143,100    6,598,341
 * Freescale Semiconductor, Inc. - Class B..............   239,228    7,466,306
   Intel Corp...........................................   300,000    5,406,000


                                             See Notes to Financial Statements.

Sentinel Common Stock Fund
at May 31, 2006 (Unaudited)

                                                                    Value
                                                      Shares       (Note 1)
                                                    ----------  --------------
  Int'l. Business Machines.........................    170,000  $   13,583,000
  Linear Technology................................    100,000       3,375,000
  Microsoft Corp...................................    925,000      20,951,250
  Motorola, Inc....................................    500,000      10,545,000
  Nokia Corp. (ADR)................................    440,000       9,446,800
* Oracle Corp......................................    648,100       9,215,982
  Qualcomm, Inc....................................     75,000       3,390,750
  Seagate Technology (R) (a).......................    200,000       4,670,000
  Texas Instruments................................    270,000       8,432,100
                                                                --------------
                                                                   136,933,769
                                                                --------------
  Materials 5.1%
  DuPont, E.I. de Nemours & Co.....................    353,500      15,034,355
  Freeport-McMoran Copper & Gold - Class B.........    347,700      19,467,723
  Int'l. Paper Co..................................    308,500      10,482,830
  Newmont Mining Corp..............................     57,200       2,982,980
  Praxair, Inc.....................................    182,800       9,633,560
                                                                --------------
                                                                    57,601,448
                                                                --------------
  Telecommunication Services 1.3%
  America Movil S.A. de C.V. (ADR).................    130,000       4,245,800
* Embarq Corp......................................     12,260         510,874
  Sprint Nextel Corp...............................    245,200       5,200,692
  Vodafone Group plc (ADR).........................    226,400       5,207,200
                                                                --------------
                                                                    15,164,566
                                                                --------------
  Utilities 0.8%
  Entergy Corp.....................................    133,800       9,380,718
                                                                --------------
  Total Common Stocks
    (Cost $751,926,862)............................              1,126,430,424
                                                                --------------
  Warrants 0.0%
* Lucent Technologies, Inc.........................
    (Cost $0)......................................     23,806           7,856
                                                                --------------
  Money Market Fund 3.2%
  State Street Navigator Securities Lending
  Prime Portfolio (b)
    (Cost $36,854,111)............................. 36,854,111      36,854,111
                                                                --------------
  Corporate Short-Term Notes 1.2%
  Lasalle Bank Corp.
    4.97%, 06/02/06................................      2,000M      1,999,724
  UBS Finance
    4.96%, 06/01/06................................      5,000M      5,000,000
  Wells Fargo & Co.
    4.97%, 06/05/06................................      7,000M      6,996,134
                                                                --------------
  Total Corporate Short-Term Notes
    (Cost $13,995,858).............................                 13,995,858
                                                                --------------
  Total Investments................................
    (Cost $802,776,831)**..........................              1,177,288,249

  Excess of Liabilities Over Other Assets (3.4%)...                (39,580,533)
                                                                --------------
  Net Assets                                                    $1,137,707,716
                                                                ==============
--------
(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 is $22,487,681 and $36,047,858, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
*   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2006 unrealized appreciation for federal income tax purposes aggregated $374,511,418 of which $388,375,615 related to appreciated securities and $13,864,197 related to depreciated securities.
    (ADR) - American Depository Receipt
    (R) - Return of Capital


                                             See Notes to Financial Statements.

Sentinel Government Securities Fund

Average Effective Duration**
As a percentage of net assets as of 05/31/06
Average Effective Duration (for all Bonds) 4.9 years**

 Duration                                                               Percent
 --------                                                               -------
 Less than 1 yr........................................................   0.7%
 1 yr. to 2.99 yrs.....................................................   9.3%
 3 yrs. to 3.99 yrs....................................................  18.9%
 4 yrs. to 5.99 yrs....................................................  44.0%
 6 yrs. to 7.99 yrs....................................................  27.1%

Top Holdings* as of 05/31/06

                                                           Maturity Percent of
 Description                                        Coupon   Date   Net Assets
 -----------                                        ------ -------- ----------
 FHR 2489 PE.......................................     6% 08/15/32     7.4%
 U.S. Treasury Note................................ 5.125% 05/15/16     6.5%
 FNR 06-63 VH......................................   6.5% 06/01/23     5.2%
 FHR 2355 AE.......................................     6% 09/15/31     5.0%
 FNR 02-56 KW......................................     6% 04/25/23     5.0%
 GNR 02-88 LE......................................   5.5% 02/20/32     4.9%
 FHR 3008 JM.......................................   4.5% 07/15/25     4.9%
 FHR 2538 PH.......................................   5.5% 09/15/31     4.9%
 FHR 2534 BF.......................................   5.5% 02/15/31     4.9%
 FNR 00-22 PN......................................     6% 07/25/30     4.9%
                                                                       ----
    Total of Net Assets............................                    53.6%
                                                                       ====
--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                      Principal
                                                        Amount     Value
                                                      (M=$1,000)  (Note 1)
                                                      ---------- -----------
   U.S. Government Obligations 103.0%
   U.S. Treasury Obligations 6.5%
   10-Year:
   U.S. Treasury Note (a)
     5.125%, 05/15/16................................  13,000M   $13,016,250
                                                                 -----------
   U.S. Government Agency Obligations 96.5%
   Federal Home Loan Mortgage Corporation 44.1%
   Collateralized Mortgage Obligations:
      FHR 2837 ED
         5%, 08/15/19................................   8,065M     7,788,598
      FHR 2793 VC
         4.5%, 03/15/20..............................   9,100M     8,261,344
      FHR 3008 JM
         4.5%, 07/15/25..............................  11,000M     9,931,460
      FHR 2116 ZA
         6%, 01/15/29................................   8,615M     8,619,797
      FHR 2534 BF
         5.5%, 02/15/31..............................  10,000M     9,831,500
      FHR 2538 PH
         5.5%, 09/15/31..............................  10,000M     9,837,100
      FHR 2355 AE
         6%, 09/15/31................................  10,108M    10,027,340
      FHR 2883 HK
         5%, 04/15/32................................  10,000M     9,472,700
      FHR 2489 PE
         6%, 08/15/32................................  15,000M    14,826,600
                                                                 -----------
                                                                  88,596,439
                                                                 -----------
      Mortgage-Backed Securities:
      30-Year:
      FHLMC 252153
         11%, 11/01/09...............................      643           687
      FHLMC 170141
         11%, 09/01/15...............................       4M         4,013
      FHLMC 170147
         11%, 11/01/15...............................       3M         3,266
      FHLMC 360017
         11%, 11/01/17...............................       1M         1,394
      FHLMC 544457
         11%, 12/01/17...............................       8M         8,800
                                                                 -----------
                                                                      18,160
                                                                 -----------
      Total Federal Home Loan Mortgage Corporation...             88,614,599
                                                                 -----------
      Federal National Mortgage Association 41.7%
      Agency Discount Note:
         4.91%, 06/30/06.............................   8,000M     7,968,358
                                                                 -----------
      Collateralized Mortgage Obligations:
      FNR 02-57 VF
         6%, 02/25/21................................   4,000M     4,020,040
      FNR 02-56 KW
         6%, 04/25/23................................  10,000M    10,005,300
      FNR 06-63 VH
         6.5%, 06/01/23..............................  10,283M    10,430,558
      FNR 06-35 MN
         6%, 12/25/24................................   8,000M     7,996,320
      FNR 98-61 PL
         6%, 11/25/28................................   4,247M     4,235,613
      FNR 00-22 PN
         6%, 07/25/30................................   9,825M     9,799,425
      FNR 02-83 LE
         5.5%, 07/25/31..............................   7,000M     6,821,150
      FNR 01-52 XZ
         6.5%, 10/25/31..............................   9,691M     9,793,617
      FNR 01-59 Z
         7%, 11/25/31................................   5,508M     5,651,615
                                                                 -----------
                                                                  68,753,638
                                                                 -----------
      Mortgage-Backed Securities:
      10-Year:
      FNMA 511845
         8.5%, 05/01/10..............................       5M         4,983
      FNMA 556247
         7%, 10/01/10................................     105M       106,616
                                                                 -----------
                                                                     111,599
                                                                 -----------
      20- Year:
      FNMA 251808
         10%, 04/01/18...............................      21M        22,055
      FNMA 252206
         6%, 01/01/19................................      63M        62,714
      FNMA 573745
         6.5%, 08/01/20..............................     106M       108,127
      FNMA 758564
         6%, 09/01/24................................     863M       860,235
                                                                 -----------
                                                                   1,053,131
                                                                 -----------
      30-Year:
      FNMA 002109
         9.25%, 10/01/09.............................      21M        22,239
      FNMA 426830
         8%, 11/01/24................................      90M        96,601
      FNMA 738887
         5.5%, 10/01/33..............................   1,056M     1,021,254
      FNMA 748895
         6%, 12/01/33................................   1,430M     1,413,105
      FNMA 808168
         4.5%, 03/01/35..............................   3,743M     3,411,657
                                                                 -----------
                                                                   5,964,856
                                                                 -----------
      Total Federal National Mortgage Association....             83,851,582
                                                                 -----------
      Government National Mortgage Association 10.7%
      Collateralized Mortgage Obligations:
      GNR 99-9 C
         7%, 03/16/29................................   7,839M     8,116,879
      GNR 02-88 LE
         5.5%, 02/20/32..............................  10,000M     9,935,400
                                                                 -----------
                                                                  18,052,279
                                                                 -----------
      Mortgage-Backed Securities:
      15-Year:.......................................
      GNMA II 3197
         7%, 02/20/17................................      98M       100,740
                                                                 -----------


                                             See Notes to Financial Statements.

Sentinel Government Securities Fund
at May 31, 2006 (Unaudited)

                                                       Principal
                                                         Amount      Value
                                                       (M=$1,000)   (Note 1)
                                                       ---------- ------------
 20-Year:
    GNMA 623177 6.5%, 08/15/23........................       690M $    703,925
    GNMA 608728 6.5%, 11/15/25........................       878M      896,403
                                                                  ------------
                                                                     1,600,328
                                                                  ------------
 30-Year:
    GNMA 102852 13%, 10/15/13.........................         48           54
    GNMA 506805 6.5%, 06/15/29........................       473M      483,053
    GNMA 606242 6%, 04/15/34..........................     1,292M    1,289,906
                                                                  ------------
                                                                     1,773,013
                                                                  ------------
 Total Government National Mortgage Association.......              21,526,360
                                                                  ------------
 Total U.S. Government Agency Obligations.............             193,992,541
                                                                  ------------
 Total U.S. Government Obligations
   (Cost $207,981,015)................................             207,008,791
                                                                  ------------
 Corporate Short-Term Notes 2.8%
 Chevron Oil Finance
   4.89%, 06/02/06....................................     3,700M    3,699,497
 Chevron Oil Finance
   4.94%, 06/06/06....................................     1,900M    1,898,696
                                                                  ------------
 Total Corporate Short-Term Notes
   (Cost $5,598,193)..................................               5,598,193
                                                                  ------------

                                                                     Value
                                                         Shares     (Note 1)
                                                       ---------- ------------
 Money Market Fund 6.5%
 State Street Navigator Securities Lending Prime
   Portfolio (b)
   (Cost $13,167,814)................................. 13,167,814 $ 13,167,814
                                                                  ------------
 Total Investments (Cost $226,747,022)*...............             225,774,798

 Excess of Liabilities Over Other Assets (12.3%)......             (24,652,254)
                                                                  ------------
 Net Assets                                                       $201,122,544
                                                                  ============
--------
(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 is $12,937,402 and $12,847,039 respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
* Cost for federal income tax purposes is substantially similar At May 31, 2006 unrealized depreciation for federal income tax purposes aggregated $972,224 of which $159,000 related to appreciated securities and $1,131,224 related to depreciated securities.

                                             See Notes to Financial Statements.

Sentinel High Yield Bond Fund

Portfolio Weightings
As a percentage of net assets as of 05/31/06
Average Effective Duration (for all Bonds) 4.8 years**

Asset Category                                                          Percent
--------------                                                          -------
Bonds..................................................................  88.0%
Common Stocks..........................................................   4.9%
Warrants...............................................................   0.5%
Cash & Other...........................................................   6.6%

Top Holdings* as of 05/31/06

                                                            Maturity Percent of
Description                                          Coupon   Date   Net Assets
-----------                                          ------ -------- ----------
Amscan Hldgs., Inc..................................  8.75% 05/01/14     3.2%
Carrols Corp........................................     9% 01/15/13     2.3%
Mirant Corp.........................................                     2.3%
Mothers Work, Inc................................... 11.25% 08/01/10     2.0%
Graham Packaging Co. LP............................. 9.875% 10/15/14     1.9%
Chesapeake Energy Corp.............................. 6.875% 01/15/16     1.8%
Intelsat Subsidiary Hldg. Co........................  8.25% 01/15/13     1.7%
Trump Entertainment Resorts Hldgs...................   8.5% 06/01/15     1.7%
Videotron LTEE...................................... 6.375% 12/15/15     1.6%
Pacific Energy Partners.............................  6.25% 09/15/15     1.6%
                                                                        ----
   Total of Net Assets..............................                    20.1%
                                                                        ====
--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 1)
                                                         ---------- -----------
Bonds 88.0%
Basic Industry 9.7%
Arch Western Finance LLC
  6.75%, 07/01/13.......................................     615M   $   599,625
Boise Cascade LLC (b)
  7.94325%, 10/15/12....................................     450M       454,500
Buckeye Technologies, Inc.
  8%, 10/15/10..........................................     490M       463,050
Freeport-McMoran Copper & Gold
  10.125%, 02/01/10.....................................     775M       829,250
Georgia-Pacific Corp.
  8.125%, 05/15/11......................................   1,000M     1,025,000
Lyondell Chemical Co.
  10.5%, 06/01/13.......................................   1,000M     1,125,000
Massey Energy Co.
  6.625%, 11/15/10......................................     500M       502,500
Novelis, Inc. (a)
  7.25%, 02/15/15.......................................   1,410M     1,353,600
Peabody Energy Corp.
  6.875%, 03/15/13......................................     555M       557,775
Peabody Energy Corp.
  5.875%, 04/15/16......................................     615M       579,638
PQ Corp. (a)
  7.5%, 02/15/13........................................     975M       944,531
                                                                    -----------
                                                                      8,434,469
                                                                    -----------
Capital Goods 5.9%
DRS Technologies, Inc.
  7.625%, 02/01/18......................................   1,000M     1,015,000
Graham Packaging Co. LP
  9.875%, 10/15/14......................................   1,600M     1,640,000
L-3 Communications Corp.
  6.375%, 10/15/15......................................     925M       878,750
Moog, Inc.
  6.25%, 01/15/15.......................................     590M       567,875
Owens-Brockway Glass Container
  8.25%, 05/15/13.......................................   1,000M     1,015,000
                                                                    -----------
                                                                      5,116,625
                                                                    -----------
Consumer Cyclical 14.2%
Carrols Corp.
  9%, 01/15/13..........................................   2,000M     2,030,000
Finlay Fine Jewelry
  8.375%, 06/01/12......................................   1,500M     1,312,500
General Motors Acceptance Corp.
  8%, 11/01/31..........................................   1,000M       941,250
General Motors Corp.
  7.7%, 04/15/16........................................   1,000M       757,500
Kellwood Co.
  7.875%, 07/15/09......................................   1,000M     1,006,250
Levi, Strauss & Co.
  9.75%, 01/15/15.......................................     775M       804,063
Metaldyne Corp.
  10%, 11/01/13.........................................     500M       482,500
Mothers Work, Inc.
  11.25%, 08/01/10......................................   1,650M     1,732,500
Petco Animal Supplies
  10.75%, 11/01/11......................................   1,000M     1,063,750
Tenneco Automotive, Inc.
  10.25%, 07/15/13......................................     500M       552,500
United Auto Group, Inc.
  9.625%, 03/15/12......................................   1,000M     1,061,250
Warnaco, Inc.
  8.875%, 06/15/13......................................     600M       621,000
                                                                    -----------
                                                                     12,365,063
                                                                    -----------
Consumer Non-Cyclical 5.2%
Alltrista Corp.
  9.75%, 05/01/12.......................................   1,000M     1,025,000
American Greetings Corp.
  7.375%, 06/01/16......................................     700M       714,000
Amscan Hldgs., Inc.
  8.75%, 05/01/14.......................................   3,150M     2,819,250
                                                                    -----------
                                                                      4,558,250
                                                                    -----------
Energy 7.7%
Atlas Pipeline Partners (a)
  8.125%, 12/15/15......................................   1,000M     1,025,000
Chesapeake Energy Corp.
  6.875%, 01/15/16......................................   1,595M     1,559,113
El Paso Production Hldgs. Co.
  7.75%, 06/01/13.......................................   1,000M     1,025,000
Pacific Energy Partners
  6.25%, 09/15/15.......................................   1,500M     1,395,000
Williams Clayton Energy, Inc.
  7.75%, 08/01/13.......................................     860M       806,250
Williams Cos., Inc.
  7.5%, 01/15/31........................................     875M       875,000
                                                                    -----------
                                                                      6,685,363
                                                                    -----------
Insurance 1.1%
Unumprovident Financial Co. (a)
  6.85%, 11/15/15.......................................   1,000M       990,000
                                                                    -----------
Media 4.7%
Echostar DBS Corp. (a)
  7.125%, 02/01/16......................................     500M       481,250
Lin Television Corp.
  6.5%, 05/15/13........................................     500M       466,250
Lin Television Corp.
  6.5%, 05/15/13........................................     850M       792,625
Sinclair Broadcast Group, Inc.
  8%, 03/15/12..........................................     875M       900,156
Videotron LTEE
  6.375%, 12/15/15......................................   1,500M     1,417,500
                                                                    -----------
                                                                      4,057,781
                                                                    -----------
Services Cyclical 14.5%
AMC Entertainment, Inc.
  9.875%, 02/01/12......................................   1,200M     1,209,000
Avis Budget Car Rental LLC (a)
  7.75%, 05/15/16.......................................     800M       808,000
Boyd Gaming Corp.
  7.125%, 02/01/16......................................   1,000M       987,500
Corrections Corp. America
  6.25%, 03/15/13.......................................   1,250M     1,193,750
Herbst Gaming, Inc.
  7%, 11/15/14..........................................     925M       915,750
Hertz Corp. (a)
  8.875%, 01/01/14......................................   1,000M     1,045,000
Host Marriott LP
  7.125%, 11/01/13......................................   1,000M     1,010,000
Intrawest Corp.
  7.5%, 10/15/13........................................     875M       892,500
MGM Mirage
  5.875%, 02/27/14......................................     550M       507,375
Overseas Shipholding Group, Inc.
  8.25%, 03/15/13.......................................     750M       780,000
Ship Financial Int'l. Ltd.
  8.5%, 12/15/13........................................     865M       834,725
Trump Entertainment Resorts Hldgs.
  8.5%, 06/01/15........................................   1,500M     1,477,500
United Rentals North America, Inc.
  7.75%, 11/15/13.......................................   1,000M       985,000
                                                                    -----------
                                                                     12,646,100
                                                                    -----------
Services Non-Cyclical 5.7%
Carriage Services, Inc.
  7.875%, 01/15/15......................................     705M       712,050


                                             See Notes to Financial Statements.

Sentinel High Yield Bond Fund
at May 31, 2006 (Unaudited)

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 1)
                                                         ---------- -----------
   HCA, Inc.
      6.3%, 10/01/12....................................   1,000M   $   960,000
   Iasis Capital LLC
      8.75%, 06/15/14...................................     565M       574,181
   Omega Healthcare Investments, Inc.
      7%, 04/01/14......................................     175M       169,531
   Omega Healthcare Investments, Inc.
      7%, 01/15/16......................................   1,000M       961,250
   Universal Hospital Services
      10.125%, 11/01/11.................................   1,005M     1,060,275
   Waste Services, Inc.
      9.5%, 04/15/14....................................     500M       516,250
                                                                    -----------
                                                                      4,953,537
                                                                    -----------
   Technology 4.0%
   Freescale Semiconductor, Inc.
      7.125%, 07/15/14..................................   1,000M     1,025,000
   Sungard Data Systems, Inc. (a)
      9.125%, 08/15/13..................................   1,150M     1,211,812
   Sungard Data Systems, Inc. (a)
      10.25%, 08/15/15..................................     450M       472,500
   Xerox Corp.
      6.4%, 03/15/16....................................     800M       768,000
                                                                    -----------
                                                                      3,477,312
                                                                    -----------
   Telecommunications 9.2%
   Centennial Communications Corp.
      8.125%, 02/01/14..................................     750M       761,250
   Dobson Communications Corp.
      8.875%, 10/01/13..................................     825M       837,375
   Horizon PCS, Inc.
      11.375%, 07/15/12.................................     600M       684,000
   Intelsat Subsidiary Hldg. Co.
      8.25%, 01/15/13...................................   1,500M     1,513,125
   Nextel Communications, Inc.
      7.375%, 08/01/15..................................   1,000M     1,031,250
   Qwest Corp.
      7.875%, 09/01/11..................................     835M       863,181
   Rogers Wireless, Inc.
      6.375%, 03/01/14..................................     350M       335,125
   Rogers Wireless, Inc.
      7.5%, 03/15/15....................................     575M       587,938
   Sirius Satellite Radio, Inc.
      9.625%, 08/01/13..................................     500M       475,000
   Ubiquitel Operations Co.
      9.875%, 03/01/11..................................     425M       466,437
   US Unwired, Inc.
      10%, 06/15/12.....................................     425M       476,531
                                                                    -----------
                                                                      8,031,212
                                                                    -----------
   Utilities 6.1%
   FPL Energy National Wind Portfolio (a)
      6.125%, 03/25/19..................................   1,413M     1,365,166
   Nevada Power Co. (a)
      5.95%, 03/15/16...................................   1,000M       965,000
   NRG Energy, Inc.
      7.375%, 02/01/16..................................   1,000M     1,003,750
   Reliant Energy, Inc.
      6.75%, 12/15/14...................................   1,000M       910,000
   Semco Energy, Inc.
      7.125%, 05/15/08..................................     500M       501,875
   Semco Energy, Inc.
      7.75%, 05/15/13...................................     500M       510,625
                                                                    -----------
                                                                      5,256,416
                                                                    -----------
   Total Bonds
      (Cost $76,650,489)                                             76,572,128
                                                                    -----------

                                                                      Value
                                                           Shares    (Note 1)
                                                         ---------- -----------
   Common Stocks 4.9%
   Basic Industry 0.2%
   Massey Energy Corp...................................    5,000   $   186,600
                                                                    -----------
   Consumer Cyclical 0.6%
 * Finlay Enterprises, Inc..............................   50,000       494,500
                                                                    -----------
   Services Non-Cyclical 1.8%
   Bristol-Myers Squibb Co.                                45,000     1,104,750
 * Waste Services, Inc..................................  169,400       492,954
                                                                    -----------
                                                                      1,597,704
                                                                    -----------
   Utilities 2.3%
 * Mirant Corp..........................................   79,189     1,970,222
                                                                    -----------
   Total Common Stocks
      (Cost $4,151,207).................................              4,249,026
                                                                    -----------
   Warrants 0.5%
 * American Tower Escrow Corp.
      (Cost $76,272)....................................    1,000       436,468
                                                                    -----------

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 1)
                                                         ---------- -----------
   Corporate Short-Term Notes 3.1%
   Lasalle Bank Corp.
      4.98%, 06/02/06...................................   1,200M   $ 1,199,834
   Wells Fargo & Co.
      4.97%, 06/07/06...................................   1,500M     1,498,758
                                                                    -----------
   Total Corporate Short-Term Notes
      (Cost $2,698,592).................................              2,698,592
                                                                    -----------
   Total Investments
      (Cost $83,576,560)**..............................             83,956,214
   Excess of Other Assets Over Liabilities 3.5%.........              3,025,882
                                                                    -----------
   Net Assets...........................................            $86,982,096
                                                                    ===========

--------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the market value of rule 144A securities amounted to $10,661,859 or 12.3% of net assets.
(b) Boise Cascade LLC has a variable interest rate that floats quarterly on the 15th of January, April, July, October. The interest rate is based on the 3-month Libor rate plus 2.875%.
*   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2006, unrealized appreciation for federal income tax purposes aggregated $379,654 of which $1,781,884 related to appreciated securities and $1,402,230 related to depreciated securities.


                                             See Notes to Financial Statements.

Sentinel International Equity Fund

Geographical Weightings
As a percentage of net assets as of 05/31/06

Country                                                                 Percent
-------                                                                 -------
Japan..................................................................  25.8%
United Kingdom.........................................................  17.8%
Germany................................................................   9.5%
Switzerland............................................................   9.1%
France.................................................................   6.7%
Hong Kong..............................................................   4.9%
Netherlands............................................................   4.8%
Finland................................................................   3.2%
Australia..............................................................   2.8%
South Korea............................................................   2.0%
Sweden.................................................................   1.4%
Canada.................................................................   1.3%
Spain..................................................................   1.2%
Norway.................................................................   1.2%
Singapore..............................................................   1.2%
Brazil.................................................................   1.1%
Italy..................................................................   1.0%
Austria................................................................   0.8%
China..................................................................   0.8%
Mexico.................................................................   0.8%
Denmark................................................................   0.8%
Cash & Other...........................................................   1.8%


Top Holdings* as of 05/31/06

                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
TNT N.V.............................................................     2.4%
Royal Bank of Scotland Group plc....................................     2.3%
Canon, Inc..........................................................     2.3%
Fresenius A.G.......................................................     2.2%
Sumitomo Mitsui Financial Group.....................................     2.0%
Julius Baer Holdings................................................     2.0%
BP plc..............................................................     2.0%
Komatsu.............................................................     1.9%
Total S.A. Sponsored (ADR)..........................................     1.8%
ING Groep N.V.......................................................     1.8%
                                                                        ----
   Total of Net Assets..............................................    20.7%
                                                                        ====
--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                                      Value
                                                           Shares    (Note 1)
                                                          --------- -----------
Common Stocks 98.2%
Australia 2.8%
Macquarie Infrastructure Group (f).......................   975,000 $ 2,490,146
National Australia Bank Ltd. (a) (f).....................    67,000   1,779,803
                                                                    -----------
                                                                      4,269,949
                                                                    -----------
Austria 0.8%
OMV A.G. (a) (f).........................................    22,000   1,280,767
                                                                    -----------
Brazil 1.1%
Companhia Vale do Rio Doce (ADR).........................    35,000   1,630,650
                                                                    -----------
Canada 1.3%
EnCana Corp..............................................    40,000   2,017,612
                                                                    -----------
China 0.8%
China Life Insurance Co. Ltd. Sponsored (ADR) (a)            20,000   1,196,600
                                                                    -----------
Denmark 0.8%
Danske Bank (f)..........................................    30,500   1,164,884
                                                                    -----------
Finland 3.2%
Fortum Oyj (f)...........................................    75,000   1,867,165
Nokia Oyj (f)............................................    76,000   1,629,936
Stora Enso Oyj (f).......................................    89,600   1,253,356
                                                                    -----------
                                                                      4,750,457
                                                                    -----------
France 6.7%
*Arkema Sponsored (ADR) (a)..............................     1,050      37,763
Carrefour S.A. (a) (f)...................................    35,000   2,032,262
Credit Agricole SA (a) (f)...............................    42,000   1,568,485
Dassault Systems (a) (f).................................    37,000   1,929,369
Groupe Danone (a) (f)....................................    15,000   1,805,501
Total S.A. Sponsored (ADR) (a)...........................    42,000   2,738,820
                                                                    -----------
                                                                     10,112,200
                                                                    -----------
Germany 9.5%
BASF A.G. (f)............................................    17,500   1,424,843
BMW A.G. (a) (f).........................................    22,700   1,170,603
Commerzbank A.G. (a) (f).................................    20,000     752,140
Deutsche Postbank A.G. (a) (f)...........................    24,000   1,683,772
Fresenius A.G. (f).......................................    21,000   3,288,201
Hypo Real Estate NPV (a) (f).............................    25,000   1,578,233
Puma A.G.(a) (f).........................................     5,000   1,837,879
RWE A.G. (f).............................................    31,000   2,651,642
                                                                    -----------
                                                                     14,387,313
                                                                    -----------
Hong Kong 4.9%
Cheung Kong Holdings Ltd. (f)............................   200,000   2,158,467
China Mobile Ltd. (ADR) (a)..............................    60,000   1,551,000
HSBC Hldgs. plc (f)......................................   105,700   1,841,463
Shun Tak Hldgs. (f)...................................... 1,300,000   1,808,751
                                                                    -----------
                                                                      7,359,681
                                                                    -----------
Italy 1.0%
E.N.I. SpA-Sponsored (ADR)...............................    25,562   1,547,268
                                                                    -----------
Japan 25.8%
Canon, Inc. (a) (f)......................................    49,600   3,472,113
Daiwa House Industries (a) (f)...........................   128,000   2,025,053
East Japan Railway Co. (f)...............................       222   1,588,739
Fanuc Ltd. (f)...........................................    16,000   1,427,367
Komatsu (f)..............................................   145,000   2,923,415
Millea Hldgs., Inc. (f)..................................        79   1,398,237
Nitto Denko Corp. (f)....................................    18,000   1,389,331
Nomura Hldgs., Inc. (a) (f)..............................   106,000   2,087,242
NTT DoCoMo, Inc. (f).....................................     1,500   2,438,609
Rakuten, Inc. (f)........................................     2,000   1,420,562
Sega Sammy Hldgs., Inc. (f)..............................    40,000   1,598,138
Shin-Etsu Chemical Co. Ltd. (f)..........................    27,000   1,520,458
Sumitomo Mitsui Financial Group (f)......................       300   3,066,313
Takeda Pharmaceutical Co. Ltd. (f).......................    38,000   2,461,766
The Daimaru, Inc. (a) (f)................................   110,000   1,484,672
Tokyo Gas Co. NPV (f)....................................   490,000   2,449,060
Toyota Motor Corp. (f)...................................    35,300   1,888,954
Uni-Charm Corp. NPV (f)..................................    42,000   2,333,585
Xebio Co. Ltd. NPV (a) (f)...............................    55,000   1,963,553
                                                                    -----------
                                                                     38,937,167
                                                                    -----------
Mexico 0.8%
Fomento Economico Mexicano Sa Spon (ADR).................    13,700   1,175,323
                                                                    -----------
Netherlands 4.8%
ING Groep N.V. (f).......................................    69,000   2,703,047
Koninklijke Philips Electronics N.V. (ADR)...............    26,000     821,860
TNT N.V. (f).............................................   100,000   3,681,165
                                                                    -----------
                                                                      7,206,072
                                                                    -----------
Norway 1.2%
Statoil ASA (a) (f)......................................    63,400   1,861,748
                                                                    -----------
Singapore 1.2%
Singapore Technologies Engineering Ltd. (f)..............   980,000   1,757,630
                                                                    -----------
South Korea 2.0%
Korea Electric Power Sponsored (ADR).....................    55,000   1,115,950
Samsung Electronics (f)..................................     3,000   1,930,452
                                                                    -----------
                                                                      3,046,402
                                                                    -----------
Spain 1.2%
Telefonica S.A. Sponsored (ADR)..........................    38,000   1,867,320
                                                                    -----------
Sweden 1.4%
Ericsson (LM) Tel-Sponsored (ADR)........................    65,000   2,081,950
                                                                    -----------


                                             See Notes to Financial Statements.

Sentinel International Equity Fund
at May 31, 2006 (Unaudited)

                                                                     Value
                                                         Shares     (Note 1)
                                                       ---------- ------------
Switzerland 9.1%
Adecco S.A. (a) (f)...................................     30,000 $  1,919,184
Credit Suisse Group (a) (f)...........................     33,000    1,908,563
Julius Baer Holdings (a) (f)..........................     34,000    3,008,484
Nestle S.A. (a) (f)...................................      5,450    1,627,004
Novartis A.G. (f).....................................     40,000    2,218,212
Phonak Hldgs. (f).....................................     26,000    1,495,368
Roche Hldgs. A.G. (f).................................     10,500    1,635,935
                                                                  ------------
                                                                    13,812,750
                                                                  ------------
United Kingdom 17.8%
Anglo American plc (f)................................     39,000    1,567,422
BAA plc (f)...........................................     96,000    1,566,374
BAE Systems plc (f)...................................    335,000    2,394,621
BP plc (f)............................................    250,000    2,946,948
Diageo plc (f)........................................    148,300    2,434,366
GlaxoSmithKline plc (ADR).............................     27,000    1,493,100
Kingfisher plc (f)....................................    485,100    2,054,465
Old Mutual plc (f)....................................    500,000    1,572,732
Royal Bank of Scotland Group plc (f)..................    108,000    3,484,520
SABMiller (f).........................................     90,000    1,682,646
Tesco (f).............................................    285,000    1,709,004
United Utilities (f)..................................    120,000    1,484,235
Vodafone Group plc (f)................................  1,050,000    2,417,240
                                                                  ------------
                                                                    26,807,673
                                                                  ------------
Total Common Stocks
  (Cost $116,651,245).................................             148,271,416
                                                                  ------------
Money Market Fund 23.3%
State Street Navigator Securities Lending Prime
  Portfolio (b)
  (Cost $35,284,599).................................. 35,284,599 $ 35,284,599
                                                                  ------------
Total Investments
  (Cost $151,935,844)**...............................             183,556,015

Excess of Liabilities Over Other Assets (21.5%).......             (32,531,828)
                                                                  ------------
Net Assets............................................            $151,024,187
                                                                  ============
--------
(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 is $25,979,409 and $32,668,621, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
(f) Fair Valued Securities. At May 31, 2006, the market value of the Fair Valued Securities amounted to $128,996,200 or 85.4% of the net assets.
*   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2006, net unrealized appreciation for federal income tax purposes aggregated $31,620,171 of which $33,042,222 related to appreciated securities and $1,422,051 related to depreciated securities.

    (ADR)-American Depository Receipt

           Summary of Foreign Securities by Industry Classification

                                                        Percent of    Market
Industry                                                Net Assets    Value
--------                                                ---------- ------------
Consumer Discretionary.................................     9.4%   $ 14,240,686
Consumer Staples.......................................     9.8%     14,799,691
Energy.................................................     8.2%     12,430,926
Financials.............................................    23.0%     34,761,736
Health Care............................................     8.4%     12,592,582
Industrials............................................    14.4%     21,773,694
Information Technology.................................     7.3%     11,043,820
Materials..............................................     5.8%      8,786,060
Telecommunication Services.............................     5.5%      8,274,169
Utilities..............................................     6.4%      9,568,052
                                                           ----    ------------
                                                           98.2%   $148,271,416
                                                           ====    ============

                                             See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund

Sector Weightings
As a percentage of net assets as of 05/31/06

Sector                                                                Percent
------                                                               ----------
Consumer Discretionary..............................................    20.7%
Information Technology..............................................    20.4%
Industrials.........................................................    14.1%
Health Care.........................................................    13.8%
Energy..............................................................    12.9%
Financials..........................................................     8.8%
Materials...........................................................     4.0%
Consumer Staples....................................................     1.7%
Telecommunications..................................................     1.6%
Utilities...........................................................     1.5%
Cash and Other......................................................     0.5%

Top Holdings* as of 05/31/06
                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
Peabody Energy Corp.................................................     2.0%
Laboratory Corp. of America Holdings................................     2.0%
Baker Hughes, Inc...................................................     1.8%
Praxair, Inc........................................................     1.7%
Weatherford Int'l., Ltd.............................................     1.7%
Republic Services, Inc..............................................     1.7%
Roper Industries, Inc...............................................     1.6%
Endo Pharmaceuticals Holdings, Inc..................................     1.6%
AES Corp............................................................     1.5%
Ensco Int'l., Inc...................................................     1.5%
                                                                        ----
   Total of Net Assets..............................................    17.1%
                                                                        ----
--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                                     Value
                                                           Shares   (Note 1)
                                                           ------- -----------
    Common Stocks 99.5%
    Consumer Discretionary 20.7%
    Advance Auto Parts, Inc...............................  29,250 $ 1,115,010
  * Bed Bath & Beyond, Inc................................  70,000   2,461,900
    Borg Warner, Inc......................................  32,200   2,118,116
  * Bright Horizons Family Solutions, Inc. (a)............  30,500   1,085,800
  * Cheesecake Factory, Inc...............................  42,000   1,228,920
  * Chico's FAS, Inc......................................  34,100   1,021,977
  * Coach, Inc............................................  59,600   1,733,168
  * Dick's Sporting Goods, Inc............................  50,400   1,959,552
    Dollar General Corp................................... 118,400   1,929,920
    D.R. Horton, Inc......................................  26,800     706,448
  * Getty Images, Inc. (a)................................  23,900   1,569,513
    Harman Int'l. Industries, Inc.........................  16,300   1,381,099
    Hilton Hotels Corp....................................  60,400   1,658,584
    KB Home...............................................  15,200     778,240
  * Lamar Advertising Co.-Class A.........................  23,500   1,281,220
  * Laureate Education, Inc. (a)..........................  47,800   2,257,594
    Marriott Int'l., Inc.-Class A.........................  16,200   1,171,746
    Michaels Stores, Inc..................................  43,900   1,706,393
    Pool Corp. (a)........................................  19,100     824,929
    Staples, Inc..........................................  80,350   1,887,422
    Starwood Hotels & Resorts Worldwide...................  26,600   1,625,260
    Station Casinos, Inc..................................  20,600   1,503,800
    TJX Cos., Inc.........................................  83,000   1,967,930
  * XM Satellite Radio Holdings, Inc.-Class A (a).........  50,000     721,000
    Yum Brands, Inc.......................................  30,800   1,552,320
                                                                   -----------
                                                                    37,247,861
                                                                   -----------
  Consumer Staples 1.7%
  * Central European District Corp. (a)...................  32,800   1,050,256
    Whole Foods Market, Inc...............................  15,800   1,027,000
    Wrigley (Wm.) Jr. Co..................................  23,100   1,056,132
                                                                   -----------
                                                                     3,133,388
                                                                   -----------
  Energy 12.9%
    Baker Hughes, Inc.....................................  36,500   3,149,950
    Ensco Int'l., Inc.....................................  54,000   2,699,460
    GlobalSantaFe Corp....................................  41,800   2,513,434
  * National Oilwell Varco, Inc...........................  15,300   1,010,718
    Noble Energy, Inc.....................................  28,000   1,216,880
    Peabody Energy Corp...................................  57,800   3,603,252
  * Pride Int'l., Inc.....................................  66,000   2,135,100
    Valero Energy Corp....................................  36,900   2,263,815
  * Weatherford Int'l., Ltd...............................  59,000   3,070,360
    Williams Cos., Inc....................................  68,000   1,536,800
                                                                   -----------
                                                                    23,199,769
                                                                   -----------
  Financials 8.8%
    Chicago Mercantile Exchange Holdings, Inc.&-Class A...   3,300   1,456,290
    East West Bancorp, Inc................................  16,100     643,195
  * E*TRADE Financial Corp................................  84,400   2,048,388
  * Federated Investors, Inc.-Class B.....................  38,700   1,243,044
    HCC Insurance Holdings, Inc...........................  44,000   1,350,360
    Legg Mason, Inc.......................................   8,000     767,440
    Mercantile Bankshares Corp............................  40,500   1,455,975
    Moody's Corp..........................................  26,500   1,385,950
    Raymond James Financial, Inc..........................  59,550   1,745,411
    State Street Corp.....................................  32,800   2,036,880
    T. Rowe Price Group, Inc..............................  21,200   1,676,920
                                                                   -----------
                                                                    15,809,853
                                                                   -----------
  Health Care 13.8%
    Allergan, Inc.........................................  14,000   1,327,480
  * Barr Pharmaceuticals, Inc.............................  27,100   1,428,170
    Biomet, Inc...........................................  41,800   1,471,778
  * Cerner Corp. (a)......................................  27,900   1,059,642
  * Coventry Health Care, Inc.............................  32,250   1,685,062
  * Endo Pharmaceuticals Holdings, Inc....................  99,100   2,907,594
  * Gilead Sciences, Inc..................................  35,000   2,006,550
  * Laboratory Corp. of America Holdings (a)..............  59,600   3,537,856
  * Medco Health Solutions, Inc...........................  19,800   1,067,220
  * Techne Corp. (a)......................................  20,000   1,093,600
    Teva Pharmaceutical Industries Ltd. (ADR) (a).........  61,400   2,235,574
  * United Surgical Partners Int'l., Inc. (a).............  50,200   1,561,722
  * Varian Medical Systems, Inc...........................  39,100   1,833,790
  * VCA Antech, Inc.......................................  53,500   1,611,420
                                                                   -----------
                                                                    24,827,458
                                                                   -----------
  Industrials 14.1%
    Corporate Executive Board Co.                            5,900     600,148
  * Corrections Corp. of America (a)......................  31,000   1,585,650
    Danaher Corp..........................................  26,900   1,724,559
    Expeditors Int'l. of Washington, Inc..................  11,000   1,082,950
    Fastenal Co...........................................  40,100   1,724,300
    Goodrich Corp.........................................  49,500   2,110,185
    Hunt (J.B.) Transport Services, Inc...................  93,000   2,275,710
    ITT Industries, Inc...................................  18,800     980,420
    Joy Global, Inc.......................................  12,400     666,376
    Oshkosh Truck Corp....................................  33,700   1,781,045
    Republic Services, Inc................................  73,500   2,998,800
    Robert Half Int'l., Inc...............................  20,400     837,216
    Rockwell Automation, Inc..............................  20,700   1,413,396
    Roper Industries, Inc.................................  62,300   2,918,132
  * Stericycle, Inc.......................................  21,000   1,400,070
    Timken Co.............................................  39,400   1,238,342
                                                                   -----------
                                                                    25,337,299
                                                                   -----------
    Information Technology 20.4%
  * Advanced Micro Devices, Inc...........................  50,300   1,553,767
  * Amdocs Ltd............................................  28,800   1,079,136
    Amphenol Corp.-Class A................................  35,700   1,983,135
  * Apple Computer, Inc...................................  21,600   1,291,032
    Autodesk, Inc.........................................  51,600   1,877,724

                                             See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
at May 31, 2006 (Unaudited)

                                                                     Value
                                                         Shares     (Note 1)
                                                       ---------- ------------
* Avid Technology, Inc. (a)...........................     12,700 $    500,253
* Blackboard, Inc. (a)................................     43,000    1,138,640
* Broadcom Corp. - Class A............................     66,600    2,251,746
* CheckFree Corp......................................     42,300    2,112,039
* Cognizant Technology Solutions - Class A............     22,700    1,339,300
* F5 Networks, Inc. (a)...............................     20,400      989,808
  Intersil Corp. - Class A............................     78,400    2,101,904
  Jabil Circuit, Inc..................................     61,400    2,137,948
  KLA-Tencor Corp.....................................     38,400    1,575,936
  Maxim Integrated Products, Inc......................     68,100    2,092,713
* MEMC Electronic Materials, Inc......................     18,100      633,862
  Microchip Technology, Inc...........................     45,200    1,550,360
* NAVTEQ Corp.........................................     31,500    1,315,125
* Network Appliance, Inc..............................     49,800    1,593,600
* Novellus Systems, Inc...............................     89,700    2,077,452
  Paychex, Inc........................................     36,600    1,343,586
* Salesforce.com, Inc. (a)............................     23,200      684,632
  Satyam Computer Services Ltd. (ADR) (a).............     44,900    1,444,433
* WebSense, Inc.......................................     88,200    1,953,630
                                                                  ------------
                                                                    36,621,761
                                                                  ------------
  Materials 4.0%
  Florida Rock Industries, Inc........................     28,800    1,514,880
  Freeport-McMoran Copper & Gold - Class B............     45,500    2,547,545
  Praxair, Inc........................................     59,100    3,114,570
                                                                  ------------
                                                                     7,176,995
                                                                  ------------
  Telecommunications 1.6%
* American Tower Corp. - Class A......................     50,400    1,560,888
* NII Holdings, Inc. - Class B........................     22,800    1,241,688
                                                                  ------------
                                                                     2,802,576
                                                                  ------------
  Utilities 1.5%
* AES Corp............................................    150,000    2,760,000
                                                                  ------------
  Total Common Stocks
   (Cost $155,315,999)**..............................             178,916,960
                                                                  ------------
  Money Market Fund 9.3%
  State Street Navigator Securities Lending Prime
    Portfolio (b) (Cost $16,710,763).................. 16,710,763   16,710,763
                                                                  ------------
  Total Investments
   (Cost $172,026,762)**..............................             195,627,723
  Excess of Liabilities Over Other Assets (8.8)%......             (15,830,281)
                                                                  ------------
  Net Assets..........................................            $179,797,442
                                                                  ============
--------
(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 is $15,244,209 and $16,449,902, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
*   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $23,600,961 of which $29,476,142 related to appreciated securities and $5,875,181 related to depreciated securities.

    (ADR) - American Depository Receipt


                                             See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund

Average Effective Duration**
As a percentage of net assets as of 05/31/06
Average Effective Duration (for all Bonds) 5.0 years**

 Duration                                                               Percent
 --------                                                               -------
 Less than 1 yr........................................................  15.0%
 1 yr. to 2.99 yrs.....................................................  19.7%
 3 yrs. to 3.99 yrs....................................................  17.2%
 4 yrs. to 5.99 yrs....................................................  12.4%
 6 yrs. to 7.99 yrs....................................................   8.1%
 8 yrs. and over.......................................................  27.6%

Top Holdings* as of 05/31/06

                                                            Maturity Percent of
Description                                          Coupon   Date   Net Assets
-----------                                          ------ -------- ----------
Virgin Islands Public Fin Authority.................     5% 10/01/22     3.7%
Metro Transportation Authority......................     5% 11/15/33     3.7%
Long Island Power Authority.........................     5% 09/01/34     3.7%
New York Convention Center Dev. Co..................     5% 11/15/44     3.7%
New York State Municipal Bond Bank Agency...........     5% 06/15/35     3.6%
NY College and University Revenue...................  4.75% 07/01/37     3.6%
Puerto Rico Commonwealth............................     5% 07/01/34     3.6%
Puerto Rico Childrens Trust Fund....................     6% 07/01/26     3.5%
Metro Transportation Authority......................  5.25% 04/01/21     2.8%
New York State Urban Development Corp...............     5% 01/01/17     2.8%
                                                                        ----
   Total of Net Assets..............................                    34.7%
                                                                        ====
--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                        Principal
                                                          Amount     Value
                                                        (M=$1,000)  (Note 1)
                                                        ---------- -----------
Bonds 95.3%
New York 79.5%
Coxsackie Athens New York Central School District
  5.5%, 06/15/13 (FSA).................................     260M   $   272,046
Long Island Power Authority
  5%, 09/01/34 (AMBAC).................................   1,000M     1,029,870
Metro Transportation Authority
  5%, 04/01/10 (FGIC)..................................     150M       155,232
  5.75%, 07/01/13......................................     250M       270,235
  5.25%, 04/01/21 (MBIA)...............................     750M       797,235
  5%, 04/01/23 (FGIC)..................................     250M       268,878
  5%, 11/15/33 (AMBAC).................................   1,000M     1,031,110
Monroe County G/O
  6%, 03/01/14.........................................     250M       276,495
Monroe County Industrial Dev. Agency
  5.375%, 04/01/29.....................................     510M       503,033
New York Convention Center Dev. Co.
  5%, 11/15/44 (AMBAC).................................   1,000M     1,026,480
New York State Municipal Bond Bank Agency Series C
  5.25%, 12/01/10......................................     375M       396,135
  5%, 06/15/35.........................................   1,000M     1,023,880
New York, NY G/O Series A
  5%, 08/01/30.........................................     500M       510,650
New York, NY G/O Series B
  5.75%, 08/01/11......................................     300M       324,240
New York, NY G/O Series H
  5.625%, 08/01/13.....................................     350M       369,240
New York, NY Industrial Dev. Agency
  5%, 06/01/35 (XLCA)..................................     500M       515,330
New York State Dorm. Authority Revenue 4201 Schools
  Program
  5%, 07/01/10.........................................     250M       260,065
City University System
  5.625%, 07/01/16.....................................     250M       277,055
College and University Revenue
  5%, 07/01/20 (FGIC)..................................     100M       104,246
  5%, 07/01/20 (FGIC) (P/R)............................     150M       160,094
  5%, 07/01/22.........................................     250M       259,295
  4.75%, 07/01/37......................................   1,000M     1,001,800
Educational Housing Services
  5.25%, 07/01/20 (AMBAC)..............................     500M       549,745
Memorial Sloan Kettering Cancer Center
  5.5%, 07/01/23 (MBIA)................................     500M       568,760
Mental Health Services
  5.7%, 08/15/09.......................................     245M       253,107
  5.7%, 08/15/09 (P/R).................................       5M         5,168
  5.5%, 08/15/17.......................................     590M       608,520
  5.5%, 08/15/17 (P/R).................................      10M        10,322
  5%, 02/15/35 (AMBAC).................................     660M       680,130
State University Education Facility
  5.5%, 05/15/09.......................................     420M       437,636
  5.5%, 05/15/09 (P/R).................................      80M        83,590
Wyckoff Heights Medical Ctr.
  5.3%, 08/15/21.......................................     250M       257,102
New York State Environmental Facilities
  4.9%, 06/15/11.......................................     150M       156,329
  5.75%, 01/15/13......................................     245M       250,424
  5%, 06/15/33.........................................     210M       216,390
New York State Environmental Water Revenue
  5.75%, 06/15/11 (P/R)................................     455M       498,083
  5.75%, 06/15/11......................................      45M        49,261
New York State Mortgage Agency Revenue Bonds
  5.375%, 10/01/17.....................................     500M       514,175
New York & New Jersey States Port Authority
  5%, 09/01/38.........................................     500M       512,610
New York State School District
  5%, 10/01/34 (MBIA)..................................     500M       517,675
New York State Thruway Auth. Service Contract
  5.25%, 01/01/09......................................     500M       516,905
  5.25%, 04/01/10 (FGIC)...............................     500M       528,090
New York State Urban Development Corp.
  5.5%, 01/01/14 (FSA).................................     500M       539,305
  6%, 01/01/15 (AMBAC) (P/R)...........................     485M       517,267
  5%, 01/01/17.........................................     750M       787,425
  5.5%, 03/15/20 (FGIC) (P/R)..........................     500M       549,085
  5.7%, 04/01/20.......................................     250M       281,643
New York State Various P Series C
  5.125%, 06/15/13 (P/R)...............................     100M       105,116
North Hempstead, NY G/O
  6%, 07/15/15 (FGIC)..................................     500M       538,860
Rondout Valley Central School District G/O
  3%, 03/01/08 (FGIC)..................................     660M       650,107
Saint Lawrence University
  5.625%, 07/01/13 (MBIA)..............................     110M       111,258
Triborough Bridge & Tunnel Authority
  4.75%, 01/01/19 (P/R)................................     195M       206,033
                                                                   -----------
                                                                    22,332,765
                                                                   -----------

                                             See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
at May 31, 2006 (Unaudited)

                                                      Principal
                                                        Amount     Value
                                                      (M=$1,000)  (Note 1)
                                                      ---------- -----------
   Puerto Rico 12.1%
   Puerto Rico Childrens Trust Fund
     6%, 07/01/26 (P/R)..............................     900M   $   975,438
   Puerto Rico Commonwealth
     5.375%, 07/01/21 (MBIA) (P/R)...................     255M       263,476
     5.4%, 07/01/25 (P/R)............................     300M       304,872
     5%, 07/01/34....................................   1,000M     1,001,280
   Puerto Rico Commonwealth Highway & Trans. Auth.
     5.75%, 07/01/16 (MBIA)..........................     500M       543,500
   Puerto Rico Ind'l. Tourist Ed'l. Med. & Envir.
     Ctl. Facs.
     5%, 10/01/22 (MBIA).............................     300M       308,904
                                                                 -----------
                                                                   3,397,470
                                                                 -----------
   Virgin Islands 3.7%
   Virgin Islands Public Fin Authority
     5%, 10/01/22 (FSA)..............................   1,000M     1,046,340
                                                                 -----------
   Total Bonds
     (Cost $26,587,608)..............................             26,776,575
                                                                 -----------

                                                                   Value
                                                        Shares    (Note 1)
                                                      ---------- -----------
   Short-Term Investments 2.2%
   BlackRock New York Money Market Institutional
     Class                                             400,000   $   400,000
   Dreyfus NY Municipal Cash Management                225,000       225,000
                                                                 -----------
   Total Short-Term Investments
     (Cost $625,000).................................                625,000
                                                                 -----------
   Total Investments
     (Cost $27,212,608)*.............................             27,401,575
   Excess of Other Assets Over Liabilities 2.5%                      697,944
                                                                 -----------
   Net Assets........................................            $28,099,519
                                                                 ===========
--------
* Cost for federal income tax purposes is substantially similar. At May 31, 2006, net unrealized appreciation for federal income tax purposes aggregated $188,967 which, $512,576 related to appreciated securities and $323,609 related to depreciated securities.

    The following abbreviations are used in the portfolio descriptions:
    (AMBAC) - Guaranteed by AMBAC Indemnity Corp.
    (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
    (FSA) - Guaranteed by Financial Security Assurance, Inc.
    (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.
    (XLCA) - Guaranteed by XL Capital Assurance, Inc.
    (P/R) - Prerefunded
    G/O - General Obligation Bond

    See Notes to Financial Statements.

                                             See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust

Average Effective Duration**
As a percentage of net assets as of 05/31/06
Average Effective Duration (for all Bonds) 6.0 years**

Duration                                                                Percent
--------                                                                -------
Less than 1 yr.........................................................  13.8%
1 yr. to 2.99 yrs......................................................   8.1%
3 yrs. to 3.99 yrs.....................................................   7.0%
4 yrs. to 5.99 yrs.....................................................  21.5%
6 yrs. to 7.99 yrs.....................................................  23.3%
8 yrs. and over........................................................  26.3%

Top Holdings* as of 05/31/06

                                                            Maturity Percent of
Description                                          Coupon   Date   Net Assets
-----------                                          ------ -------- ----------
Central Dauphin, PA School District.................     6% 02/01/20     5.0%
Delaware Valley, PA Regional Fin. Auth..............   5.5% 08/01/28     5.0%
York County Solid Waste.............................   5.5% 12/01/14     4.8%
Catasauqua, PA Area School District.................     5% 02/15/31     4.8%
PA State Ind'l. Dev. Auth. Econ. Dev................   5.5% 07/01/15     4.8%
Puerto Rico Children's Trust Fund...................     6% 07/01/26     4.7%
Pittsburgh Series A.................................  5.75% 09/01/13     4.7%
Allegheny County, PA G/O............................     5% 11/01/18     4.6%
Pennsylvania State University Bonds.................     5% 09/01/35     4.5%
Ambridge Area, PA School District...................     5% 11/01/34     3.6%
                                                                        ----
   Total of Net Assets..............................                    46.5%
                                                                        ====
--------
*  Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 1)
                                                         ---------- -----------
 Bonds 96.4%
 Pennsylvania 91.7%
 Allegheny County, PA G/O
   5.15%, 10/01/11 (FGIC)...............................     500M   $   502,580
 Allegheny County, PA G/O
   5%, 11/01/18 (FGIC)..................................   1,000M     1,054,680
 Allegheny County, PA Higher Educ. Carnegie Mellon Univ.
   5.125%, 03/01/32.....................................     250M       257,553
 Allegheny County, PA Ind'l. Dev. Auth.
   5%, 11/01/29 (MBIA)..................................     500M       514,040
 Ambridge Area, PA School District
   5%, 11/01/34 (MBIA)..................................     800M       824,312
 Catasauqua, PA Area School District
   5%, 02/15/31 (AMBAC).................................   1,055M     1,092,653
 Center City District, PA
   4.75%, 12/01/25 (AMBAC)..............................     250M       254,368
 Central Dauphin, PA School District
   6%, 02/01/20 (AMBAC).................................   1,000M     1,139,050
 Delaware Valley, PA Regional Fin. Auth.
   5.5%, 08/01/28 (AMBAC)...............................   1,000M     1,134,690
 Erie County Convention Center Auth. Rev.
   5%, 01/15/23 (FGIC)..................................     500M       519,835
 Grove City, PA Area Hospital Auth.
   5.25%, 07/01/12 (SACA)...............................     500M       506,040
 Jim Thorpe, PA Area School District G/O
   5.3%, 03/15/16 (MBIA)................................     500M       546,635
 Lancaster, PA Area Sewer Auth. Rev.
   5%, 04/01/23 (MBIA)..................................     250M       259,990
 New Castle, PA San Auth. Sewer
   5%, 06/01/27 (MBIA)..................................     575M       590,030
 Norristown, PA Area School District G/O
   5%, 09/01/21 (FGIC)..................................     300M       312,333
 Northampton County G/O
   5.75%, 10/01/13 (FSA)................................     500M       553,125
 Northern Tioga School District, PA G/O
   5%, 03/01/18 (FSA)...................................     500M       530,650
 Oxford Area School District
   5.25%, 02/15/10 (FGIC)...............................     500M       526,860
 Pennsylvania Higher Educ. Facs.
   5%, 08/15/21 (AMBAC).................................     500M       521,300
 Pennsylvania Intergovernmental Ref. B
   5.25%, 06/15/12 (FGIC)...............................     300M       312,675
 Pennsylvania State Ind'l. Dev. Auth. Econ. Dev.
   5.5%, 07/01/15 (AMBAC)...............................   1,000M     1,091,950
   5.5%, 07/01/21 (AMBAC)...............................     500M       541,745
 Pennsylvania State Public School Building Career
   Institute of Tech.
   5%, 11/15/28 (FGIC)..................................     750M       778,462
 Pennsylvania State Turnpike Commonwealth Region Rev.
   Bonds
   5%, 07/15/21 (AMBAC).................................     250M       266,830
   5%, 07/15/41 (AMBAC).................................     625M       667,075
 Pennsylvania State University Bonds
   5%, 09/01/35.........................................   1,000M     1,032,040
 Philadelphia Water & Waste
   6.25%, 08/01/11 (MBIA)...............................     500M       557,330
   6.25%, 08/01/12 (MBIA)...............................     500M       564,305
 Pittsburgh Series A
   5.75%, 09/01/13 (FGIC)...............................   1,000M     1,063,230
 Red Lion, PA Area School District G/O
   5%, 02/01/21 (FSA)...................................     250M       262,707
 State Public School Bldg. Auth.
   5%, 06/01/33 (FSA)...................................     250M       255,917
 Swarthmore Borough Auth. College Rev. Bonds
   5.25%, 09/15/20......................................     210M       223,115
 Unity Turnpike, PA Muni Auth. Sewer Rev. G/O
   5%, 12/01/34 (FSA)...................................     550M       566,874
 York County Solid Waste
   5.5%, 12/01/14 (FGIC)................................   1,000M     1,104,040
                                                                    -----------
                                                                     20,929,019
                                                                    -----------
 Puerto Rico 4.7%
 Puerto Rico Children's Trust Fund
   6%, 07/01/26.........................................   1,000M     1,083,820
                                                                    -----------
 Total Investments
   (Cost $21,588,395)*..................................             22,012,839

 Excess of Other Assets Over Liabilities 3.6%...........                813,974
                                                                    -----------
 Net Assets.............................................            $22,826,813
                                                                    ===========

--------
* Cost for federal income tax purposes is substantially similar. At May 31, 2006, net unrealized appreciation for federal income tax purposes aggregated $424,444 of which $569,665 related to appreciated securities and $145,221 related to depreciated securities.

   The following abbreviations are used in portfolio descriptions:
   (AMBAC) - Guaranteed by American Municipal Bond Association Corp.
   (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
   (FSA) - Guaranteed by Financial Security Assurance Inc.
   (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.
   (SACA) - Secondary American Capital Access
    G/O - General Obligation Bond


                                             See Notes to Financial Statements.

Sentinel Short Maturity Government Fund

Average Effective Duration**
As a percentage of net assets as of 05/31/06
Average Effective Duration (for all Bonds) 2.2 years**

 Duration                                                               Percent
 --------                                                               -------
 Less than 1 yr........................................................   2.1%
 1 yr. to 2.99 yrs.....................................................  86.4%
 3 yrs. to 3.99 yrs....................................................   8.0%
 4 yrs. to 5.99 yrs....................................................   3.5%

Top Holdings* as of 05/31/06

                                                            Maturity Percent of
Description                                          Coupon   Date   Net Assets
-----------                                          ------ -------- ----------
FHR 2435 EQ.........................................     6% 05/15/31    11.4%
FHLMC Agency Debenture..............................  5.75% 03/15/09     8.5%
FHR 2388 BG.........................................   6.5% 12/15/31     7.8%
FHR 2435 HL.........................................   6.5% 09/15/31     7.4%
FHR 2513 PD.........................................     6% 02/15/32     6.2%
FHR 2492 PE.........................................     6% 01/15/22     4.7%
FNMA Agency Debenture...............................     6% 05/15/08     4.3%
FNMA Agency Debenture...............................  5.25% 01/15/09     4.2%
FHLMC J05907........................................     6% 08/01/19     4.2%
FNMA 725284.........................................     7% 11/01/18     2.7%
                                                                        ----
   Total of Net Assets..............................                    61.4%
                                                                        ----
--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 1)
                                                         ---------- -----------
U.S. Government Agency Obligations 98.9%
Federal Home Loan Mortgage Corporation 64.4%
Agency Debentures:
FHLMC
  5.75%, 03/15/09.......................................  20,000M   $20,225,000
                                                                    -----------
Collateralized Mortgage Obligations:
FHR 2353 TD
  6.00%, 09/15/16.......................................     404M       408,428
FHR 2492 PE
  6.00%, 01/15/22.......................................  11,006M    11,059,804
FHR 2435 EQ
  6.00%, 05/15/31.......................................  27,084M    27,120,834
FHR 2435 HL
  6.50%, 09/15/31.......................................  17,331M    17,528,837
FHR 2388 BG
  6.50%, 12/15/31.......................................  18,189M    18,458,888
FHR 2513 PD
  6.00%, 02/15/32.......................................  14,668M    14,666,554
                                                                    -----------
                                                                     89,243,345
                                                                    -----------
Mortgage-Backed Securities:
10- Year:
FHLMC E75462
  6.00%, 03/01/09.......................................     237M       237,534
FHLMC E83548
  6.00%, 05/01/11.......................................     137M       138,727
FHLMC E85491
  6.50%, 09/01/11.......................................     281M       285,414
FHLMC E88621
  5.50%, 03/01/12.......................................     384M       384,164
FHLMC E88437
  5.50%, 03/01/12.......................................     410M       410,239
FHLMC G11271
  5.50%, 05/01/12.......................................     553M       553,639
FHLMC E89815
  5.50%, 05/01/12.......................................     405M       405,363
FHLMC E89586
  5.50%, 05/01/12.......................................     305M       305,410
FHLMC E93390
  5.50%, 07/01/12.......................................     229M       228,706
FHLMC E91504
  5.50%, 09/01/12.......................................     560M       560,317
FHLMC E91428
  5.50%, 09/01/12.......................................     257M       256,539
FHLMC E91150
  5.50%, 09/01/12.......................................     384M       384,338
FHLMC E91152
  5.50%, 09/01/12.......................................     199M       198,815
FHLMC E93347
  5.50%, 12/01/12.......................................     405M       404,663
FHLMC E86837
  6.00%, 01/01/12.......................................   1,197M     1,209,312
FHLMC E89226
  6.00%, 04/01/12.......................................     498M       503,014
FHLMC E89227
  6.00%, 04/01/12.......................................     913M       922,918
FHLMC E89229
  6.00%, 04/01/12.......................................     679M       686,419
FHLMC E89583
  6.00%, 05/01/12.......................................     942M       952,469
FHLMC E89668
  6.00%, 05/01/12.......................................   1,019M     1,029,480
FHLMC E89015
  6.50%, 04/01/12.......................................     618M       630,967
FHLMC E94029
  5.50%, 02/01/13.......................................   1,396M     1,396,416
FHLMC E94026
  5.50%, 02/01/13.......................................   3,344M     3,343,517
FHLMC B10204
  5.50%, 10/01/13.......................................     582M       579,436
FHLMC B10950
  5.50%, 11/01/13.......................................     892M       888,575
                                                                    -----------
                                                                     16,896,391
                                                                    -----------
15-Year:
FHLMC E00109
  8.50%, 06/01/07.......................................      664           672
FHLMC G10453
  9.00%, 06/01/07.......................................      149           150
FHLMC E44248
  6.00%, 01/01/08.......................................      31M        31,307
FHLMC E49168
  6.00%, 07/01/08.......................................      53M        52,659
FHLMC E54549
  6.50%, 09/01/08.......................................      22M        21,669
FHLMC E47837
  7.00%, 03/01/08.......................................      68M        68,877
FHLMC E49621
  7.00%, 07/01/08.......................................     105M       106,079
FHLMC E47607
  8.00%, 02/01/08.......................................       9M         8,827
FHLMC E00292
  6.50%, 04/01/09.......................................      30M        30,654
FHLMC G10330
  7.00%, 01/01/10.......................................     122M       123,899
FHLMC E61405
  7.00%, 08/01/10.......................................     117M       119,089
FHLMC M30120
  5.50%, 05/01/11.......................................      98M        98,135
FHLMC M30121
  5.50%, 05/01/11.......................................     136M       135,949
FHLMC G10516
  6.00%, 05/01/11.......................................      44M        43,797
FHLMC E20237
  6.00%, 05/01/11.......................................      53M        52,952
FHLMC M30123
  6.50%, 07/01/11.......................................     145M       147,233
FHLMC E62686
  7.00%, 01/01/11.......................................     248M       252,611
FHLMC E00422
  7.00%, 03/01/11.......................................      90M        91,748
FHLMC E00436
  7.00%, 06/01/11.......................................      41M        41,537
FHLMC E64484
  7.00%, 06/01/11.......................................      10M         9,809
FHLMC F70014
  7.50%, 09/01/11.......................................     164M       168,594
FHLMC E72904
  8.00%, 11/01/11.......................................      57M        58,686
FHLMC F70015
  8.00%, 12/01/11.......................................     163M       169,253

                                             See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
at May 31, 2006 (Unaudited)

                                         Principal
                                           Amount      Value
                                         (M=$1,000)   (Note 1)
                                         ---------- ------------
FHLMC E91065
  5.50%, 08/01/12.......................     384M   $    381,953
FHLMC E68301
  5.50%, 11/01/12.......................     127M        125,072
FHLMC E69127
  6.00%, 03/01/12.......................     110M        110,153
FHLMC G10749
  6.00%, 10/01/12.......................     143M        144,204
FHLMC G10705
  6.50%, 08/01/12.......................     514M        521,591
FHLMC G11228
  6.50%, 12/01/12.......................     150M        152,316
FHLMC G10654
  7.00%, 02/01/12.......................     370M        378,582
FHLMC E94628
  5.00%, 02/01/13.......................   1,659M      1,641,221
FHLMC E00546
  5.50%, 03/01/13.......................     320M        316,640
FHLMC M30171
  5.50%, 06/01/13.......................      80M         80,044
FHLMC E00593
  5.50%, 11/01/13.......................     245M        241,661
FHLMC E68799
  6.00%, 02/01/13.......................     201M        201,804
FHLMC E69523
  6.00%, 04/01/13.......................     181M        182,224
FHLMC G11077
  6.00%, 12/01/13.......................     134M        134,874
FHLMC E72131
  6.50%, 08/01/13.......................     265M        269,345
FHLMC G11135
  6.50%, 08/01/13.......................     493M        498,403
FHLMC E72178
  6.50%, 09/01/13.......................     191M        194,159
FHLMC G11257
  5.50%, 01/01/14.......................     457M        451,451
FHLMC E82965
  5.50%, 12/01/14.......................     344M        340,111
FHLMC E83900
  6.00%, 01/01/14.......................      66M         65,741
FHLMC E80767
  6.00%, 06/01/14.......................     104M        104,261
FHLMC E75793
  6.50%, 01/01/14.......................      21M         21,565
FHLMC G10965
  7.50%, 10/01/14.......................      93M         96,812
FHLMC E82128
  7.00%, 03/01/15.......................     230M        234,805
FHLMC E00843
  8.00%, 04/01/15.......................      53M         55,634
FHLMC E01009
  6.50%, 08/01/16.......................   1,354M      1,374,409
FHLMC E88357
  6.50%, 03/01/17.......................     310M        314,826
FHLMC G11585
  7.00%, 02/01/17.......................   1,332M      1,367,292
FHLMC J05907
  6.00%, 08/01/19.......................   9,779M      9,855,183
                                                    ------------
                                                      21,690,522
                                                    ------------
20-Year:
FHLMC C90035
  6.50%, 11/01/13.......................     379M        385,564
FHLMC D94982
  7.00%, 04/01/16.......................     263M        271,351
FHLMC D94230
  7.50%, 10/01/19.......................     375M        392,785
                                                    ------------
                                                       1,049,700
                                                    ------------
30-Year:
FHLMC 140826
  6.50%, 11/01/07.......................       3M          3,213
FHLMC 160024
  8.00%, 06/01/07.......................       9M          8,744
FHLMC 274386
  8.25%, 07/01/07.......................       9M          9,002
FHLMC 530139
  7.50%, 06/01/08.......................      14M         13,625
FHLMC 303385
  7.50%, 08/01/08.......................      840            839
FHLMC 184331
  7.75%, 11/01/08.......................      865            869
FHLMC 160040
  8.75%, 03/01/08.......................       8M          8,462
FHLMC 160054
  9.25%, 07/01/08.......................      11M         11,487
FHLMC 181285
  7.50%, 03/01/09.......................       5M          4,969
FHLMC 254499
  7.75%, 06/01/09.......................      17M         17,612
FHLMC 181339
  8.00%, 06/01/09.......................       2M          1,822
FHLMC 181586
  8.00%, 12/01/09.......................       6M          6,066
FHLMC 555131
  8.25%, 12/01/09.......................      16M         16,359
FHLMC 303073
  8.50%, 03/01/09.......................      39M         39,567
FHLMC 160081
  10.25%, 06/01/09......................       2M          1,589
FHLMC 141001
  7.75%, 09/01/16.......................      17M         16,752
FHLMC 141161
  7.75%, 04/01/17.......................      32M         33,604
FHLMC 302609
  8.00%, 08/01/17.......................      84M         88,857
FHLMC 307583
  8.00%, 08/01/17.......................      12M         11,887
FHLMC G00100
  8.00%, 02/01/23.......................      28M         29,880
FHLMC A17291
  6.50%, 11/01/33.......................   3,456M      3,501,332
                                                    ------------
                                                       3,826,537
                                                    ------------
Total Federal Home Loan Mortgage
  Corporation...........................             152,931,495
                                                    ------------
Federal National Mortgage Association
  28.4%
Agency Debentures:
FNMA
  6.00%, 05/15/08.......................  10,000M     10,128,700
  5.25%, 01/15/09.......................  10,000M      9,986,600
                                                    ------------
                                                      20,115,300
                                                    ------------
Collateralized Mortgage Obligations:
FNR 98-61 PL
  6.00%, 11/25/28.......................   4,247M      4,235,613
FNR 05-105 TJ
  5.50%, 12/25/35.......................   4,066M      3,987,346
                                                    ------------
                                                       8,222,959
                                                    ------------
Mortgage-Backed Securities:
10-Year:
FNMA 251418
  7.00%, 11/01/07.......................       8M          7,637
FNMA 527272
  6.00%, 08/01/09.......................      82M         82,162
FNMA 252652
  7.00%, 05/01/09.......................      23M         23,387
FNMA 516230
  8.00%, 08/01/09.......................     243M        247,776
FNMA 253329
  7.50%, 05/01/10.......................     208M        212,080
FNMA 253362
  7.50%, 05/01/10.......................     209M        213,742
FNMA 253507
  7.50%, 09/01/10.......................     258M        263,216
FNMA 253472
  7.50%, 09/01/10.......................     307M        314,152
FNMA 254082
  5.50%, 10/01/11.......................     247M        245,677
FNMA 254119
  5.50%, 11/01/11.......................     347M        344,828
FNMA 254163
  5.50%, 12/01/11.......................     512M        509,470
FNMA 599310
  6.00%, 07/01/11.......................      36M         36,474
FNMA 600249
  6.00%, 08/01/11.......................     137M        137,820
FNMA 595729
  6.00%, 09/01/11.......................     906M        910,003
FNMA 609190
  6.00%, 09/01/11.......................     129M        129,562
FNMA 619198
  6.00%, 12/01/11.......................     143M        143,616
FNMA 603547
  6.50%, 09/01/11.......................     136M        137,440
FNMA 595730
  6.50%, 09/01/11.......................     117M        118,778
FNMA 254076
  6.50%, 10/01/11.......................     251M        253,973
FNMA 254113
  6.50%, 11/01/11.......................     219M        222,363
FNMA 254226
  5.50%, 02/01/12.......................   1,903M      1,893,732
FNMA 633905
  5.50%, 03/01/12.......................     341M        339,325
FNMA 644268
  5.50%, 04/01/12.......................     184M        183,020
FNMA 254274
  6.00%, 03/01/12.......................     364M        365,813
FNMA 649455
  6.00%, 05/01/12.......................     581M        584,148
FNMA 254369
  6.00%, 06/01/12.......................     609M        612,427


                                             See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
at May 31, 2006 (Unaudited)

                                              Principal
                                                Amount     Value
                                              (M=$1,000)  (Note 1)
                                              ---------- -----------
FNMA 679981
 6.00%, 06/01/12.............................     296M   $   297,244
FNMA 254488
 6.00%, 09/01/12.............................     916M       920,718
FNMA 254399
 6.50%, 06/01/12.............................   1,489M     1,514,449
FNMA 254427
 6.50%, 07/01/12.............................   2,437M     2,474,379
FNMA 254457
 6.50%, 07/01/12.............................     407M       413,159
FNMA 254882
 5.00%, 08/01/13.............................     175M       171,755
FNMA 254698
 6.50%, 01/01/13.............................     519M       527,172
FNMA 255368
 5.50%, 07/01/14.............................     861M       851,331
                                                         -----------
                                                          15,702,828
                                                         -----------
15-Year:
FNMA 328089
 7.25%, 08/01/09.............................      59M        59,280
FNMA 250441
 6.50%, 12/01/10.............................      92M        92,534
FNMA 321199
 7.00%, 09/01/10.............................     106M       108,108
FNMA 321573
 7.00%, 09/01/10.............................      839           853
FNMA 324087
 7.00%, 09/01/10.............................      39M        39,191
FNMA 325432
 7.00%, 09/01/10.............................      43M        44,215
FNMA 313758
 7.00%, 11/01/10.............................      18M        18,501
FNMA 511846
 9.00%, 01/01/10.............................      10M        10,721
FNMA 303943
 6.50%, 06/01/11.............................     261M       263,930
FNMA 250613
 6.50%, 07/01/11.............................     115M       116,455
FNMA 367201
 6.50%, 12/01/11.............................      47M        48,027
FNMA 250781
 6.50%, 12/01/11.............................      47M        48,040
FNMA 303902
 7.00%, 05/01/11.............................      57M        58,264
FNMA 367202
 7.00%, 12/01/11.............................      78M        80,160
FNMA 390784
 6.00%, 05/01/12.............................     116M       116,822
FNMA 370468
 7.00%, 01/01/12.............................      74M        75,851
FNMA 251300
 7.00%, 08/01/12.............................     155M       158,168
FNMA 576800
 8.50%, 01/01/12.............................      53M        53,918
FNMA 426453
 5.50%, 10/01/13.............................     383M       378,963
FNMA 596145
 6.50%, 06/01/13.............................      49M        48,515
FNMA 433301
 6.50%, 07/01/13.............................     887M       902,750
FNMA 512520
 7.00%, 07/01/13.............................     378M       386,292
FNMA 446787
 5.50%, 01/01/14.............................     685M       676,937
FNMA 447881
 5.50%, 01/01/14.............................     253M       250,284
FNMA 496015
 5.50%, 04/01/14.............................     129M       127,650
FNMA 528088
 5.50%, 05/01/14.............................     428M       423,104
FNMA 576789
 5.50%, 06/01/14.............................     203M       200,977
FNMA 536814
 5.50%, 06/01/14.............................     712M       704,478
FNMA 768628
 5.50%, 09/01/15.............................     629M       621,520
FNMA 619191
 6.50%, 12/01/15.............................   1,003M     1,021,086
FNMA 630985
 7.00%, 09/01/15.............................     746M       763,191
FNMA 594601
 8.50%, 10/01/15.............................     122M       129,074
FNMA 535631
 7.00%, 12/01/15.............................     995M     1,021,854
FNMA 535777
 5.50%, 03/01/16.............................     621M       614,245
FNMA 545298
 5.50%, 11/01/16.............................     535M       528,161
FNMA 614920
 5.50%, 12/01/16.............................     605M       598,149
FNMA 663227
 6.00%, 03/01/16.............................     774M       777,777
FNMA 574598
 6.00%, 05/01/16.............................     590M       594,736
FNMA 594602
 9.00%, 01/01/16.............................      38M        40,401
FNMA 792797
 5.50%, 04/01/17.............................   1,210M     1,195,921
FNMA 671380
 6.00%, 11/01/17.............................     375M       377,368
FNMA 679165
 5.50%, 02/01/18.............................     456M       450,731
FNMA 725284
 7.00%, 11/01/18.............................   6,356M     6,500,827
                                                         -----------
                                                          20,728,029
                                                         -----------
20-Year:
FNMA 190659
 7.00%, 02/01/14.............................     370M       381,102
FNMA 190697
 7.00%, 03/01/14.............................     599M       617,631
FNMA 251716
 10.50%, 03/01/18............................      28M        29,638
                                                         -----------
                                                           1,028,371
                                                         -----------
30-Year:
FNMA 111330
 7.50%, 09/01/07.............................      11M        11,340
FNMA 58241
 7.50%, 12/01/07.............................      10M        10,008
FNMA 13481
 7.75%, 05/01/08.............................       7M         7,390
FNMA 8213
 8.00%, 01/01/08.............................      23M        22,984
FNMA 151964
 8.00%, 03/01/08.............................      960           965
FNMA 44045
 8.00%, 06/01/08.............................      14M        13,902
FNMA 176044
 8.50%, 09/01/08.............................      19M        19,584
FNMA 141789
 8.25%, 02/01/09.............................      11M        11,312
FNMA 10134
 8.75%, 08/01/09.............................      18M        18,062
FNMA 439
 9.00%, 06/01/09.............................       2M         1,954
FNMA 23
 8.50%, 08/01/11.............................       7M         7,466
FNMA 510095
 8.50%, 09/01/11.............................      22M        22,219
FNMA 366221
 9.50%, 03/01/11.............................      41M        43,994
FNMA 401612
 7.00%, 05/01/12.............................      63M        62,596
FNMA 81692
 8.00%, 09/01/12.............................      39M        39,154
FNMA 124871
 7.00%, 05/01/13.............................     371M       377,419
FNMA 20497
 8.75%, 07/01/13.............................      14M        14,938
FNMA 44046
 7.50%, 02/01/14.............................      12M        11,667
FNMA 454727
 10.50%, 01/01/16............................      98M       106,464
FNMA 626664
 6.00%, 04/01/17.............................     372M       374,940
FNMA 49584
 8.25%, 09/01/17.............................      59M        62,089
FNMA 479421
 7.00%, 09/01/21.............................     121M       123,814
FNMA 175123
 7.45%, 08/01/22.............................     152M       157,202
FNMA 207530
 8.25%, 04/01/22.............................      13M        14,241
                                                         -----------
                                                           1,535,704
                                                         -----------
Total Federal National Mortgage Association..             67,333,191
                                                         -----------
Government National Mortgage Association 6.1%
Mortgage-Backed Securities:
10-Year:
GNMA 780306
 9.00%, 11/15/06.............................       83            84
GNMA 780395
 7.00%, 12/15/07.............................      15M        14,717
GNMA 634538
 6.00%, 09/15/14.............................     884M       893,719
GNMA 634545
 6.50%, 09/15/14.............................     800M       817,253
                                                         -----------
                                                           1,725,773
                                                         -----------
15-Year:
GNMA 342810
 7.00%, 12/15/07.............................      22M        21,731
GNMA 1785
 9.00%, 02/20/07.............................       92            94
GNMA 364469
 6.00%, 11/15/08.............................      29M        28,789
GNMA 352121
  6.50%, 08/15/08............................       8M         8,453

                                             See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
at May 31, 2006 (Unaudited)

                                                  Principal
                                                    Amount      Value
                                                  (M=$1,000)   (Note 1)
                                                  ---------- ------------
GNMA 342744
   6.50%, 08/15/08...............................      42M   $     42,602
GNMA 326462
   6.50%, 10/15/08...............................     107M        107,365
GNMA 370871
   6.50%, 10/15/08...............................      40M         40,322
GNMA 348052
   7.00%, 03/15/08...............................       6M          6,179
GNMA 364447
   7.00%, 03/20/08...............................       4M          4,495
GNMA 339490
   7.00%, 04/15/08...............................       4M          4,215
GNMA 343534
   7.50%, 01/15/08...............................      12M         12,039
GNMA 339464
   8.00%, 01/15/08...............................      21M         21,931
GNMA 354532
   6.00%, 01/15/09...............................      21M         20,727
GNMA 345594
   6.00%, 03/15/09...............................      37M         37,585
GNMA 366674
   6.00%, 03/15/09...............................      43M         43,092
GNMA 388287
   6.00%, 03/15/09...............................      64M         64,085
GNMA 355866
   6.00%, 04/15/09...............................      62M         62,710
GNMA 360238
   6.00%, 04/15/09...............................      51M         51,547
GNMA 366773
   6.00%, 04/15/09...............................      62M         62,713
GNMA 371934
   6.00%, 04/15/09...............................      43M         43,140
GNMA 375876
   6.00%, 04/15/09...............................      44M         43,889
GNMA 378884
   6.00%, 04/15/09...............................      25M         25,105
GNMA 385492
   6.00%, 04/15/09...............................      54M         54,027
GNMA 780303
   6.50%, 02/15/09...............................      51M         51,464
GNMA 391659
   6.50%, 04/15/09...............................     174M        175,770
GNMA 780369
   7.00%, 09/15/09...............................      77M         77,645
GNMA 415068
   6.00%, 01/15/11...............................      22M         22,593
GNMA 780659
   7.50%, 08/15/12...............................      24M         24,904
GNMA 780759
   6.50%, 04/15/13...............................     458M        466,719
GNMA 462328
   6.50%, 04/15/13...............................     404M        412,642
GNMA 456869
   6.50%, 05/15/13...............................      17M         17,683
GNMA II 2542
   7.00%, 01/20/13...............................      97M         99,888
GNMA 349029
   7.00%, 04/15/13...............................      25M         25,779
GNMA 780859
   7.50%, 09/15/13...............................      30M         30,764
GNMA 780978
   6.50%, 02/15/14...............................   2,836M      2,894,901
GNMA 781109
   7.00%, 11/15/14...............................   6,009M      6,203,806
GNMA 489953
   6.00%, 12/15/16...............................     116M        117,138
                                                             ------------
                                                               11,428,531
                                                             ------------
20-Year:
GNMA 234073
   9.25%, 12/15/07...............................       2M          2,472
GNMA 248682
   9.75%, 06/15/10...............................      18M         19,677
GNMA 628440
   7.00%, 04/15/24...............................   1,220M      1,261,532
                                                             ------------
                                                                1,283,681
                                                             ------------
30-Year:
GNMA 18324
   8.00%, 07/15/07...............................       7M          6,776
GNMA 91758
   10.00%, 11/15/09..............................      905            952
GNMA 495
   10.00%, 02/20/16..............................      674            738
                                                             ------------
                                                                    8,466
                                                             ------------
Total Government National Mortgage Association...              14,446,451
                                                             ------------
Total U.S. Government Agency Obligations
  (Cost $239,122,801)............................             234,711,137
                                                             ------------
Corporate Short-Term Notes 0.6%
LaSalle Bank Corp. 4.9%, 06/01/2006
  (Cost $1,500,000)..............................   1,500M      1,500,000
                                                             ------------
Total Investments
  (Cost $240,622,801)*...........................             236,211,137
Excess of Other Assets Over Liabilities 0.5%.....               1,169,347
                                                             ------------
Net Assets                                                   $237,380,484
                                                             ============
--------
* Cost for federal income tax purposes is substantially similar. At May 31, 2006 unrealized depreciation for federal income tax purposes aggregated $4,411,664 of which $31,459 related to appreciated securities and $4,443,123 related to depreciated securities.

   The estimated average maturity for certain mortgage-backed securities is shorter than the final maturity shown due to either published or proprietary prepayment assumptions.


                                             See Notes to Financial Statements.

Sentinel Small Company Fund

Sector Weightings
As a percentage of net assets as of 05/31/06

Sector                                                                  Percent
------                                                                  -------
Industrials............................................................  19.8%
Information Technology.................................................  18.5%
Consumer Discretionary.................................................  15.1%
Health Care............................................................  12.5%
Financials.............................................................  12.0%
Energy.................................................................   9.1%
Materials..............................................................   4.8%
Consumer Staples.......................................................   4.4%
Utilities..............................................................   1.1%
Cash & Other...........................................................   2.7%

Top Holdings* as of 05/31/06

                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
Micros Systems, Inc.................................................     1.6%
Heartland Express, Inc..............................................     1.6%
Waste Connections, Inc..............................................     1.6%
Kronos, Inc.........................................................     1.6%
IDEX Corp...........................................................     1.6%
Moog, Inc. - Class A................................................     1.5%
Superior Energy Services, Inc.......................................     1.5%
First Midwest Bancorp...............................................     1.4%
Carpenter Technology Corp...........................................     1.4%
Sonic Corp..........................................................     1.4%
                                                                        ----
Total of Net Assets                                                     15.2%
                                                                        ====

--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                                    Value
                                                        Shares     (Note 1)
                                                       --------- ------------
  Common Stocks 97.3%
  Consumer Discretionary 15.2%
* Bright Horizons Family Solutions, Inc. (a)..........   550,000 $ 19,580,000
* Coldwater Creek, Inc. (a)...........................   283,400    7,283,380
* DSW, Inc. (a).......................................   290,000    8,700,000
* Gildan Activewear, Inc. (a).........................   121,600    5,102,336
* Guitar Center, Inc. (a).............................   295,000   14,204,250
  Harte-Hanks, Inc....................................   715,000   19,548,100
* Hibbett Sporting Goods, Inc.........................   391,300   10,119,018
  K-Swiss, Inc. - Class A (a).........................   454,800   11,997,624
* LKQ Corp. (a).......................................   480,000    9,384,000
  Men's Wearhouse, Inc. (a)...........................   455,700   15,434,559
* Monarch Casino & Resort, Inc........................   188,400    5,192,304
  Pool Corp. (a)......................................   445,000   19,219,550
* Quicksilver, Inc. (a)............................... 1,315,000   16,384,900
* Rare Hospitality Int'l., Inc. (a)...................   620,000   19,065,000
  Regis Corp. (a).....................................   401,000   13,906,680
* Sonic Corp. (a).....................................   967,500   21,130,200
* Timberland Co. - Class A............................   340,000    9,394,200
                                                                 ------------
                                                                  225,646,101
                                                                 ------------
  Consumer Staples 4.3%
  Casey's General Stores, Inc. (a)....................   510,000   11,418,900
* Central Garden & Pet Co. (a)........................   150,000    6,280,500
* Chattem, Inc. (a)...................................   530,000   18,592,400
  Church & Dwight, Inc. (a)...........................   475,000   17,171,250
* Ralcorp Holdings, Inc. (a)..........................   265,000   11,079,650
                                                                 ------------
                                                                   64,542,700
                                                                 ------------
  Energy 9.1%
  Atmos Energy Corp...................................   370,000    9,930,800
  Cabot Oil & Gas Corp. (a)...........................   435,000   19,083,450
* Comstock Resources, Inc. (a)........................   635,000   17,995,900
* Core Laboratories...................................   280,000   15,820,000
* Oil States Int'l., Inc. (a).........................   547,500   19,020,150
* Remington Oil & Gas Corp. (a).......................   245,000   10,373,300
* Superior Energy Services, Inc.......................   685,000   22,536,500
* TETRA Technologies, Inc. (a)........................   720,000   20,930,400
                                                                 ------------
                                                                  135,690,500
                                                                 ------------
  Financials 12.0%
  East West Bancorp, Inc. (a).........................   495,000   19,775,250
  Endurance Specialty Holdings Ltd....................   400,000   12,220,000
  First Midwest Bancorp...............................   610,000   21,447,600
  Healthcare Realty Trust (a).........................   500,000   16,330,000
  Lexington Corp. Properties Trust....................   695,000   14,136,300
  OptionsXpress Hldgs., Inc. (a)......................   400,100   11,526,881
* Portfolio Recovery Associates, Inc. (a).............   285,000   14,041,950
  RLI Corp. (a).......................................   340,000   16,082,000
  Selective Insurance Group, Inc. (a).................   212,600   11,586,700
  UCBH Holdings, Inc. (a)............................. 1,055,000   18,652,400
  Westamerica Bancorporation (a)......................   295,000   14,319,300
  Wilmington Trust Corp...............................   175,000    7,474,250
                                                                 ------------
                                                                  177,592,631
                                                                 ------------
  Health Care 12.5%
* Arthrocare Corp. (a)................................   310,000   13,094,400
* Bio Rad Labs, Inc. - Class A........................   215,000   14,280,300
* Biosite, Inc. (a)...................................   195,000    8,773,050
* Edwards Lifesciences Corp. (a)......................   195,000    8,646,300
* Dionex Corp. (a)....................................   120,500    6,490,130
* First Horizon Pharmaceutical Corp. (a)..............   730,000   15,410,300
* Haemonetics Corp. (a)...............................   265,000   13,382,500
* IDEXX Laboratories, Inc.............................   120,000    9,171,600
* Immucor, Inc........................................   171,000    3,110,490
* Integra Lifesciences Holdings (a)...................   325,000   12,493,000
  Meridian Bioscience, Inc............................   209,800    4,991,142
  Option Care, Inc. (a)...............................   930,000   10,481,100
* Pra Int'l. (a)......................................   425,000   10,654,750
* Psychiatric Solutions, Inc. (a).....................   520,000   15,288,000
* Serologicals Corp. (a)..............................   645,000   20,104,650
* United Surgical Partners Int'l., Inc. (a)...........   610,000   18,977,100
                                                                 ------------
                                                                  185,348,812
                                                                 ------------
  Industrials 19.8%
  Brady Corp. - Class A (a)...........................   377,000   15,008,370
  Clarcor, Inc. (a)...................................   350,000   11,007,500
* Cra Int'l., Inc. (a)................................   415,000   18,426,000
  Curtiss-Wright Corp. (a)............................   470,000   15,886,000
* Esco Technologies, Inc. (a).........................   400,000   20,520,000
  Forward Air Corp....................................   355,000   13,284,100
  G&K Services, Inc. - Class A........................   400,000   15,448,000
* Genlyte Group, Inc. (a).............................   175,000   12,211,500
  Healthcare Svcs. Group, Inc. (a)....................   414,300    8,414,433

                                             See Notes to Financial Statements.

Sentinel Small Company Fund
at May 31, 2006 (Unaudited)

                                                                    Value
                                                      Shares       (Note 1)
                                                    ----------- --------------
   Heartland Express, Inc. (a).....................   1,413,333 $   23,828,794
   HEICO Corp......................................     330,000      8,886,900
   IDEX Corp. (a)..................................     480,000     23,208,000
 * Moog, Inc. - Class A............................     650,000     22,600,500
 * Resources Connection, Inc.......................     305,000      7,777,500
   Teleflex, Inc...................................     154,400      9,470,896
   Toro Co. (a)....................................     390,000     18,825,300
 * Waste Connections, Inc. (a).....................     615,000     23,646,750
 * West Corp.......................................     351,200     17,040,224
   Woodward Governor Co. (a).......................     285,000      9,023,100
                                                                --------------
                                                                   294,513,867
                                                                --------------
   Information Technology 18.5%
 * Ansys, Inc. (a).................................     390,700     19,706,908
 * aQuantive, Inc. (a).............................     445,000     11,031,550
 * Avid Technology, Inc. (a).......................     455,000     17,922,450
   Cognex Corp. (a)................................     715,000     17,953,650
 * Diodes, Inc. (a)................................     277,500      9,881,775
 * Flir Systems, Inc. (a)..........................     545,000     13,913,850
 * FormFactor, Inc. (a)............................     340,000     13,171,600
 * Hyperion Solutions Corp. (a)....................     365,000     10,479,150
 * Kronos, Inc. (a)................................     590,000     23,600,000
 * Micros Systems, Inc. (a)........................     595,000     24,484,250
 * Perot Systems Corp. - Class A (a)...............     740,000     10,389,600
   Plantronics, Inc. (a)...........................     675,000     14,546,250
 * Power Integrations, Inc. (a)....................     580,000     10,219,600
 * Progress Software Corp. (a).....................     655,000     15,248,400
 * Semtech Corp. (a)...............................     885,000     14,814,900
 * Tekelec (a).....................................     853,800     12,320,334
 * Trimble Navigation Ltd..........................     425,000     19,524,500
 * WebSense, Inc...................................     730,000     16,169,500
                                                                --------------
                                                                   275,378,267
                                                                --------------
   Materials 4.8%
   Aptargroup, Inc. (a)............................     375,000     19,725,000
   Carpenter Technology Corp. (a)..................     190,000     21,242,000
 * RTI Int'l. Metals, Inc. (a).....................     265,000     15,913,250
   The Scotts Miracle-Gro Co. (a)..................     344,400     15,036,504
                                                                --------------
                                                                    71,916,754
                                                                --------------
 Utilities 1.1%
 Computer Programs & Systems, Inc. (a).............     395,000     15,871,100
                                                                --------------
 Total Common Stocks
   (Cost $1,241,217,784)...........................              1,446,500,732
                                                                --------------
 Money Market Fund 20.5%
 State Street Navigator Securities Lending Prime
   Portfolio (b)
   (Cost $304,460,690)                              304,460,690    304,460,690
                                                                --------------

                                                    Principal
                                                      Amount        Value
                                                    (M=$1,000)     (Note 1)
                                                    ----------- --------------
 Corporate Short-Term Notes 2.8%
 Barclay's US Funding 4.91%, 06/07/06..............     4,000 M      3,996,727
 Barclay's US Funding 4.94%, 06/01/06..............    12,000 M     12,000,000
 BMW US Capital 4.96%, 06/09/06....................     7,000 M      6,992,284
 Prudential Funding 4.99%, 06/12/06................     5,000 M      4,992,377
 United Parcel Services 4.88%, 06/05/06............     8,000 M      7,995,662
 Wells Fargo & Co. 4.98%, 06/15/06.................     5,500 M      5,489,348
                                                                --------------
 Total Corporate Short-Term Notes (Cost
   $41,466,398)                                                     41,466,398
                                                                --------------
 U.S. Government Agency Obligations 0.7%
 Federal Home Loan Bank 4.85%, 06/02/06 (Cost
   $9,998,653).....................................    10,000 M      9,998,653
                                                                --------------
 Total Investments (Cost $1,597,143,525)**.........              1,802,426,473
 Excess of Liabilities Over Other Assets (21.3%)...               (316,206,801)
                                                                --------------
 Net Assets........................................             $1,486,219,672
                                                                ==============
--------
(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market values of securities on loan at May 31, 2006 is $261,508,255 and $300,323,068 respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
*   Non-Income producing
** Cost for federal income tax purposes is substantially similar. At May 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $205,282,948 of which $255,850,249 related to appreciated securities and $50,567,301 related to depreciated securities.


                                             See Notes to Financial Statements.

Sentinel Tax-Free Income Fund

Portfolio Weightings by State
As a percentage of net assets as of 05/31/06
Average Effective Duration (for all Bonds) 6.6 years**

State                                                                   Percent
-----                                                                   -------
Texas..................................................................  18.6%
California.............................................................  10.3%
Pennsylvania...........................................................   9.9%
Vermont................................................................   7.9%
Florida................................................................   6.7%
Michigan...............................................................   6.3%
Louisiana..............................................................   4.1%
District of Columbia...................................................   3.2%
Ohio...................................................................   3.1%
Kansas.................................................................   3.1%
Wisconsin..............................................................   2.5%
Virginia...............................................................   2.4%
Alabama................................................................   2.3%
Massachusetts..........................................................   2.3%
Washington.............................................................   2.3%
Illinois...............................................................   2.3%
Georgia................................................................   1.6%
Maine..................................................................   1.5%
South Carolina.........................................................   1.3%
Indiana................................................................   1.2%
Tennessee..............................................................   1.2%
North Carolina.........................................................   1.2%
Colorado...............................................................   1.2%
New Mexico.............................................................   1.2%
Utah...................................................................   0.4%
Cash & Other...........................................................   1.9%

Top Holdings* as of 05/31/06

                                                            Maturity Percent of
Description                                          Coupon   Date   Net Assets
-----------                                          ------ -------- ----------
Vermont Education & Health Bldgs. Fin...............   5.5% 07/01/18     5.3%
Allegheny Cnty. Indl. Dev. Auth.....................     5% 11/01/29     3.8%
Manhatten Beach, CA Cert. of Part...................     5% 01/01/36     3.4%
DC Revenue-A-World Wildlife.........................     6% 07/01/16     3.2%
Ohio State Building Auth............................     5% 04/01/22     3.1%
Fort Bend Cnty. Municipal Utilities.................     5% 10/01/25     3.1%
Butler County Union School District.................     5% 09/01/29     3.1%
Louisiana Stadium & Expo. Dist......................  4.75% 07/01/21     2.9%
Reedy Creek Improvement Dist........................     5% 06/01/23     2.8%
Orange Cnty. Healthcare Facs. Auth..................  6.25% 10/01/13     2.7%
                                                                        ----
   Total of Net Assets..............................                    33.4%
                                                                        ====
--------
* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2006 (Unaudited)

                                                       Principal
                                                         Amount     Value
                                                       (M=$1,000)  (Note 1)
                                                       ---------- ----------
    Bonds 98.1%
    Alabama 2.3%
    Auburn Capital Improvements
      5%, 08/01/30 (AMBAC)............................   1,000M   $1,035,600
                                                                  ----------
    California 10.3%
    California State Variable Purpose
      5%, 02/01/23....................................   1,000M    1,028,390
    Manhatten Beach, CA Cert. of Part.
      5%, 01/01/36 (AMBAC)............................   1,500M    1,524,510
    Riverside, CA Cert. of Part.
      5%, 09/01/28 (AMBAC)............................   1,000M    1,024,940
    Tustin Univ. School Dist.
      5%, 09/01/38 (FSA)..............................   1,000M    1,013,830
                                                                  ----------
                                                                   4,591,670
                                                                  ----------
    Colorado 1.2%
    Douglas Cnty. School Dist.
      5%, 12/15/30 (FSA)..............................     500M      516,105
                                                                  ----------
    District of Columbia 3.2%
    DC Revenue-A-World Wildlife
      6%, 07/01/16 (AMBAC)............................   1,310M    1,421,743
                                                                  ----------
    Florida 6.7%
    Orange Cnty. Healthcare Facs. Auth. (ETM).........
      6.25%, 10/01/13 (MBIA)..........................   1,060M    1,215,820
    Reedy Creek Improvement Dist.
      5%, 06/01/23 (AMBAC)............................   1,215M   $1,264,062
    South Miami Health Facs.
      5.25%, 11/15/33.................................     500M      513,230
                                                                  ----------
                                                                   2,993,112
                                                                  ----------
    Georgia 1.6%
    Athens-Clarke Cnty. Univ. Gov't.
      5%, 12/15/19 (AMBAC)............................     690M      719,623
                                                                  ----------
    Illinois 2.3%
    Illinois Sports Facs.
      5%, 06/15/32 (AMBAC)............................   1,000M    1,024,380
                                                                  ----------
    Indiana 1.2%
    Indiana Trans. Fin. Auth. Hwy. (P/R)
      5.25%, 06/01/19 (FSA)...........................     500M      541,260
                                                                  ----------
    Kansas 3.1%
    Butler County Union School District
      5%, 09/01/29 (FSA)..............................   1,315M    1,360,144
                                                                  ----------
    Louisiana 4.1%
    Louisiana Pub. Facs. Auth. Rev.
      5.25%, 07/01/33 (MBIA)..........................     505M      524,836
    Louisiana Stadium & Expo. Dist. (P/R)
      4.75%, 07/01/21 (FGIC)..........................   1,250M    1,307,850
                                                                  ----------
                                                                   1,832,686
                                                                  ----------
    Maine 1.5%
    Maine State Tpk. Auth. Rev.
      5%, 07/01/27 (FSA)..............................     645M   $  668,813
                                                                  ----------
    Massachusetts 2.3%
    Massachusetts State Dev. Fin. Agency
      5%, 10/01/28....................................     500M      515,995
    Massachusetts State Wtr. Pollutn.
      5%, 08/01/34....................................     500M      515,160
                                                                  ----------
                                                                   1,031,155
                                                                  ----------
    Michigan 6.3%
    Michigan Mun. Clean Water Auth.
      5.25%, 10/01/18.................................   1,000M    1,064,260
    Michigan State G/O
      5.25%, 05/01/21.................................   1,000M    1,063,570
    Otsego Public School Dist.
      5%, 05/01/34 (FSA)..............................     680M      700,101
                                                                  ----------
                                                                   2,827,931
                                                                  ----------
    New Mexico 1.2%
    University of New Mexico
      5%, 06/01/32....................................     500M      512,465
                                                                  ----------
    North Carolina 1.2%
    Charlotte, North Carolina G/O (P/R)
      5%, 02/01/23....................................     500M      520,225
                                                                  ----------
    Ohio 3.1%
    Ohio State Building Auth.
      5%, 04/01/22....................................   1,345M    1,392,963
                                                                  ----------


                                             See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
at May 31, 2006 (Unaudited)

                                                      Principal
                                                        Amount     Value
                                                      (M=$1,000)  (Note 1)
                                                      ---------- -----------
   Pennsylvania 9.9%
   Allegheny Cnty. Indl. Dev. Auth.
     5%, 11/01/29 (MBIA).............................   1,635M   $ 1,680,911
   Lancaster Area Sewer Auth. Rev.
     5%, 04/01/23 (MBIA).............................     750M       779,969
   Northern Tioga School Dist. (P/R)
     5%, 03/01/18 (FSA)..............................     560M       594,327
   Pennsylvania State Ind. Dev. Auth. Econ.
     5.5%, 07/01/21 (AMBAC)..........................     750M       812,618
   Red Lion Area School Dist.
     5%, 02/01/22 (FSA)..............................     500M       522,105
                                                                 -----------
                                                                   4,389,930
                                                                 -----------
   South Carolina 1.3%
   Horry Cnty. G/O
     5%, 03/01/17 (MBIA).............................     555M       586,296
                                                                 -----------
   Tennessee 1.2%
   Memphis Electric Systems
     5%, 12/01/15 (MBIA).............................     500M       528,105
                                                                 -----------
   Texas 18.6%
   Comal, Texas Independent School District
     5%, 02/01/25....................................   1,000M     1,031,320
   Fort Bend Cnty. Municipal Utilities
     5%, 10/01/25 (FGIC).............................   1,330M     1,373,544
   Granbury Independent School District
     5%, 08/01/27....................................   1,000M     1,033,330
   Keller Higher Ed. Facs. Corp.
     5.25%, 06/01/21.................................     500M       521,360
   La Feria Indpt. School Dist.
     5%, 02/15/37 (AGIC).............................   1,000M     1,022,570
   North Central Texas Health
     6.25%, 05/15/10.................................   1,000M     1,080,570
   Pflugerville Ctfs. Obligation-Ser. A
     5%, 08/01/33 (FGIC).............................   1,000M     1,024,090
   Robstown Indpt. School Dist.
     5.25%, 02/15/34.................................     500M       526,120
   Sunnyvale School Dist.
     5.25%, 02/15/18.................................     630M       673,073
                                                                 -----------
                                                                   8,285,977
                                                                 -----------
   Utah 0.4%
   Weber Cnty. Mun. Bldg. Auth. (P/R)
     5.75%, 12/15/19 (MBIA)..........................     180M       187,488
                                                                 -----------
   Vermont 7.9%
   Vermont Education & Health Bldgs. Fin.
     5.5%, 07/01/18..................................   2,295M     2,365,365
   Vermont Education & Health Bldgs. Fin.
     5.375%, 01/01/23................................   1,165M     1,163,055
                                                                 -----------
                                                                   3,528,420
                                                                 -----------
   Virginia 2.4%
   Portsmouth, VA G/O
     4.5%, 04/01/31 (MBIA)...........................   1,080M   $ 1,057,785
                                                                 -----------
   Washington 2.3%
   Vancouver, WA Limited G/O
     5%, 12/01/29 (AMBAC)............................   1,000M     1,028,920
                                                                 -----------
   Wisconsin 2.5%
   Wisconsin State Clean Water Rev. Bds.
     5%, 06/01/20....................................   1,090M     1,128,880
                                                                 -----------
   Total Investments
   (Cost $43,741,007)*...............................             43,711,676

   Excess of Other Assets Over Liabilities 1.9%......                864,120
                                                                 -----------
   Net Assets........................................            $44,575,796
                                                                 ===========
--------
* Cost for federal income tax purposes is substantially similar. At May 31, 2006, net unrealized depreciation for federal income tax purposes aggregated $29,331 of which $379,907 related to appreciated securities and $409,238 related to depreciated securities.

    The following abbreviations are used in the portfolio descriptions:
    (AGIC) - Guaranteed by Asset Guaranty Insurance Co.
    (AMBAC) - Guaranteed by AMBAC Indemnity Corp.
    (ETM) - Escrowed to Maturity
    (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
    (FSA) - Guaranteed by Financial Security Assurance Inc.
    (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp. (P/R) - Prerefunded
    G/O - General Obligation Bond

                                             See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund

Portfolio Weightings
As a percentage of net assets as of 05/31/06

Asset Category                                                          Percent
--------------                                                          -------
U.S. Government Obligations............................................  95.4%
U.S. Treasury Institutional Funds......................................   9.7%
Cash and Other.........................................................  -5.1%

Investment in Securities
at May 31, 2006 (Unaudited)

                                                       Principal
                                                         Amount      Value
                                                       (M=$1,000)   (Note 1)
                                                       ---------- ------------
U.S. Government Obligations 95.4%
U.S. Treasury Obligations 75.7%
U.S. Treasury Bill
   4.575%, 06/01/06 (a)...............................     4,300M $  4,300,000
U.S. Treasury Bill
   4.59%, 06/01/06 (a)................................       250M      250,000
U.S. Treasury Bill
   4.59, 06/08/06.....................................     7,100M    7,093,663
U.S. Treasury Bill
   4.65%, 06/15/06....................................    12,000M   11,978,300
U.S. Treasury Bill
   4.685%, 06/15/06 (a)...............................    20,000M   19,963,562
U.S. Treasury Bill
   4.63%, 06/22/06....................................     5,000M    4,986,496
U.S. Treasury Bill
   4.655%, 06/22/06 (a)...............................    10,000M    9,972,845
U.S. Treasury Bill
   4.655%, 06/29/06...................................     4,550M    4,533,526
                                                                  ------------
Total U.S. Treasury Obligations.......................              63,078,392
                                                                  ------------
U.S. Government Agency Obligations 19.7%
Federal Home Loan Bank 13.2%
Agency Discount Notes:
  4.89%, 06/02/06.....................................     6,000M    5,999,185
  4.921%, 06/06/06....................................     5,010M    5,006,576
                                                                  ------------
Total Federal Home Loan Bank..........................              11,005,761
                                                                  ------------
Federal Home Loan Mortgage Corp. 6.5%
  4.93%, 06/08/06.....................................     5,450M    5,444,776
                                                                  ------------
Total U.S. Government Agency Obligations..............              16,450,537
                                                                  ------------
Total U.S. Government Obligations
  (Cost $79,528,929)..................................              79,528,929
                                                                  ------------

                                                                     Value
                                                         Shares     (Note 1)
                                                       ---------- ------------
Money Market Fund 25.2%
State Street Navigator Securities Lending
  Prime Portfolio (b)
   (Cost $21,017,063)................................. 21,017,063 $ 21,017,063
                                                                  ------------
U.S. Treasury Institutional Funds 9.7%
BlackRock Provident Institutional Funds
  Treasury Fund #60...................................  4,030,000    4,030,000
Federated Funds
  Treasury Obligations Fund Institutional
  Shares #68..........................................  4,000,000    4,000,000
                                                                  ------------
  (Amortized Cost $8,030,000).........................               8,030,000
                                                                  ------------
Total Investments
  (Amortized Cost $108,575,992)*......................             108,575,992

Excess of Liabilities Over Other Assets (30.3)%.......             (25,236,056)
                                                                  ------------
Net Assets............................................            $ 83,339,936
                                                                  ============
--------
(a) All or a portion of this security was on loan at May 31, 2006. The aggregate cost and market value of securities on loan at May 31, 2006 is $20,611,993 and $20,611,993 respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
*   Also cost for federal income tax purposes.


                                             See Notes to Financial Statements.

Statement of Assets and Liabilities
at May 31, 2006 (Unaudited)

                                                 Capital
                                                 Markets     Capital       Common      Government  High Yield  International
                                    Balanced     Income    Opportunity     Stock       Securities     Bond        Equity
-                                 ------------ ----------- ----------- -------------- ------------ ----------- -------------
Assets
Investments at value............. $321,390,122 $61,369,935 $76,415,830 $1,177,288,249 $225,774,798 $83,956,214 $183,556,015
Cash and cash equivalents........      123,102          --     275,396             32      115,250      97,653    2,141,488
Receivable for securities sold       8,549,774   1,178,110          --        820,137   19,580,813   1,625,356           --
Receivable for fund shares
  sold...........................      107,908       1,874      25,182        499,787      370,842      12,013      183,326
Receivable for interest..........      458,036     388,673          --             --      878,421   1,634,938           --
Receivable for foreign
  interest.......................           --     185,059          --             --           --          --           --
Receivable for securities
  lending interest...............        2,404       1,123         770          9,152        1,427                   29,127
Receivable for dividends.........      394,535      37,290      89,481      2,382,541           --          --      746,449
Receivable from fund
  administrator..................           --          --       7,007         68,687           --          --
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
   Total Assets..................  331,025,881  63,162,064  76,813,666  1,181,068,585  246,721,551  87,326,174  186,656,405
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
Liabilities
Collateral on securities
  loaned.........................   17,135,575   1,608,855     993,750     36,854,111   13,167,814          --   35,284,599
Payable to custodian bank -
  line of credit.................           --      18,035          --        146,600           --          --           --
Payable for securities
  purchased......................   20,946,609   3,196,123     523,804      4,386,297   32,068,092          --           --
Payable for fund shares
  repurchased....................       57,246      44,786      85,717        403,606      117,727     217,933       74,575
Income dividend payable..........           --          --          --             --           --          --           --
Accrued expenses.................      186,016      12,292      13,523        374,835       77,360      10,953       94,279
Management fee payable...........      134,427      30,276      46,093        632,492       87,142      52,759       92,576
Distribution fee payable
  (Class A Shares)...............       61,648      10,718      17,603        279,408       34,298      10,479       34,973
Distribution fee payable
  (Class B Shares)...............       21,985      10,148      10,023         43,902           --      16,235       12,031
Distribution fee payable
  (Class C Shares)...............        5,596       5,859       2,366          9,383           --       7,136        3,699
Distribution fee payable
  (Class D Shares)...............        7,586          --          --             --           --          --           --
Distribution fee payable
  (Class S Shares)...............           --          --          --             --           --          --           --
Fund service fee payable.........       37,702       8,108      15,142         95,964       21,416      12,219       21,911
Deferred Compensation............       33,503       5,102      12,535        134,271       25,158      16,364       13,575
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
   Total Liabilities.............   38,627,893   4,950,302   1,720,556     43,360,869   45,599,007     344,078   35,632,218
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
Net Assets Applicable to All
  Outstanding Shares............. $292,397,988 $58,211,762 $75,093,110 $1,137,707,716 $201,122,544 $86,982,096 $151,024,187
                                  ============ =========== =========== ============== ============ =========== ============
Net Asset Value and Maximum Offering Price Per Share
  Class A Shares*
   Net Assets Applicable to
     Class A Shares /............ $238,564,630 $39,718,413 $61,283,346 $1,076,414,242 $201,122,544 $60,203,431 $133,230,688
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
   Shares Outstanding............   14,189,069   3,519,749   4,072,153     34,712,850   20,184,542   7,660,658    6,624,864
     Net Asset Value per Share... $      16.81 $     11.28 $     15.05 $        31.01 $       9.96 $      7.86 $      20.11
     Sales Charge**..............         0.88        0.59        0.79           1.63         0.20        0.33         1.06
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
     Maximum Offering Price...... $      17.69 $     11.87 $     15.84 $        32.64 $      10.16 $      8.19 $      21.17
                                  ============ =========== =========== ============== ============ =========== ============
  Class B Shares*
   Net Assets Applicable to
     Class B Shares /............ $ 25,374,587 $11,824,494 $11,113,813 $   50,090,251          N/A $18,679,619 $ 13,534,021
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
   Shares Outstanding............    1,503,700   1,050,986     761,678      1,646,980          N/A   2,383,128      687,179
     Net Asset Value per
       Share***.................. $      16.87 $     11.25 $     14.59 $        30.41          N/A $      7.84 $      19.70
                                  ============ =========== =========== ============== ============ =========== ============
  Class C Shares*
   Net Assets Applicable to
     Class C Shares /............ $  6,583,207 $ 6,668,855 $ 2,695,951 $   11,203,223          N/A $ 8,099,046 $  4,259,478
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
   Shares Outstanding............      391,479     593,063     194,276        369,970          N/A   1,020,400      215,234
     Net Asset Value per
       Share***.................. $      16.82 $     11.24 $     13.88 $        30.28          N/A $      7.94 $      19.79
                                  ============ =========== =========== ============== ============ =========== ============
  Class D Shares*
   Net Assets Applicable to
     Class D Shares /............ $ 21,875,564         N/A         N/A            N/A          N/A         N/A          N/A
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
   Shares Outstanding............    1,302,775         N/A         N/A            N/A          N/A         N/A          N/A
     Net Asset Value per
       Share***.................. $      16.79         N/A         N/A            N/A          N/A         N/A          N/A
                                  ============ =========== =========== ============== ============ =========== ============
  Class S Shares*
   Net Assets Applicable to
     Class S Shares /............          N/A         N/A         N/A            N/A          N/A         N/A          N/A
                                  ------------ ----------- ----------- -------------- ------------ ----------- ------------
   Shares Outstanding............          N/A         N/A         N/A            N/A          N/A         N/A          N/A
     Net Asset Value per
       Share***..................          N/A         N/A         N/A            N/A          N/A         N/A          N/A
                                  ============ =========== =========== ============== ============ =========== ============


See Notes to Financial Statements.

                                          New York   Pennsylvania
                              Mid Cap     Tax-Free     Tax-Free   Short Maturity                 Tax-Free   U.S. Treasury
Assets                        Growth       Income       Trust       Government   Small Company    Income    Money Market
------                      ------------ ----------- ------------ -------------- -------------- ----------- -------------
Investments at value....... $195,627,723 $27,401,575 $22,012,839   $236,211,137  $1,802,426,473 $43,711,676 $108,575,992
Cash and cash equivalents..    1,215,227     349,965     597,933         17,853         230,128     233,165      159,305
Receivable for
  securities sold..........           --          --          --         14,136       1,157,585          --           --
Receivable for fund
  shares sold..............       72,916          --       4,600        337,089       2,489,200       8,107      578,135
Receivable for interest....           --     416,177     320,450      1,467,580              --     672,699       33,909
Receivable for foreign
  interest.................           --          --          --             --              --          --           --
Receivable for
  securities lending
  interest.................        1,179                                                 22,354                    3,362
Receivable for dividends...       50,079          --          --             --         813,825          --           --
Receivable from fund
  administrator............
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
   Total Assets............  196,967,124  28,167,717  22,935,822    238,047,795   1,807,139,565  44,625,647  109,350,703
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
Liabilities
Collateral on securities
  loaned...................   16,710,763          --          --             --     304,460,690          --   21,017,063
Payable to custodian
  bank - line of credit....           --          --          --             --              --          --           --
Payable for securities
  purchased................           --          --          --             --      10,714,528          --    4,533,526
Payable for fund shares
  repurchased..............      119,068      31,289      38,841        383,072       3,621,862          --       78,703
Income dividend payable....           --          --          --             --              --          --      311,707
Accrued expenses...........      112,765      15,224       7,543         35,673         495,791      11,199       14,928
Management fee payable.....      111,094      12,147      10,781        104,142         788,377      19,445       28,233
Distribution fee payable
  (Class A Shares).........       39,393       4,782       3,926         77,505         309,079       7,675           --
Distribution fee payable
  (Class B Shares).........       19,058          --          --          9,423         129,752          --           --
Distribution fee payable
  (Class C Shares).........        4,069          --          --             --         138,026          --           --
Distribution fee payable
  (Class D Shares).........           --          --          --             --              --          --           --
Distribution fee payable
  (Class S Shares).........           --          --          --             --              --          --           --
Fund service fee payable...       32,377       1,094       4,083         21,721         154,429       3,121       14,624
Deferred Compensation......       21,095       3,662      43,835         35,775         107,359       8,411       11,983
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
   Total Liabilities.......   17,169,682      68,198     109,009        667,311     320,919,893      49,851   26,010,767
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
Net Assets Applicable to
  All Outstanding Shares    $179,797,442 $28,099,519 $22,826,813   $237,380,484  $1,486,219,672 $44,575,796 $ 83,339,936
                            ============ =========== ===========   ============  ============== =========== ============
Net Asset Value and Maximum Offering Price Per Share
  Class A Shares*
   Net Assets Applicable
     to Class A Shares /... $153,744,142 $28,099,519 $22,826,813   $222,244,345  $1,180,908,457 $44,575,796 $ 79,690,124
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
   Shares Outstanding......    9,511,259   2,349,272   1,827,790     24,891,424     150,465,674   3,633,146   79,690,124
     Net Asset Value per
       Share............... $      16.16 $     11.96 $     12.49   $       8.93  $         7.85 $     12.27 $       1.00
     Sales Charge**........         0.85        0.50        0.52           0.09            0.41        0.51
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
     Maximum Offering
       Price............... $      17.01 $     12.46 $     13.01   $       9.02  $         8.26 $     12.78 $       1.00
                            ============ =========== ===========   ============  ============== =========== ============
  Class B Shares*
   Net Assets Applicable
     to Class B Shares /... $ 21,355,144         N/A         N/A            N/A  $  147,549,994         N/A $  3,649,812
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
   Shares Outstanding......    1,450,116         N/A         N/A            N/A      21,874,568         N/A    3,649,812
     Net Asset Value per
       Share***............ $      14.73         N/A         N/A            N/A  $         6.75         N/A $       1.00
                            ============ =========== ===========   ============  ============== =========== ============
  Class C Shares*
   Net Assets Applicable
     to Class C Shares /... $  4,698,156         N/A         N/A            N/A  $  157,761,221         N/A          N/A
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
     Shares Outstanding....      314,839         N/A         N/A            N/A      21,152,990         N/A          N/A
     Net Asset Value per
       Share***............ $      14.92         N/A         N/A            N/A  $         7.46         N/A          N/A
                            ============ =========== ===========   ============  ============== =========== ============
  Class D Shares*
   Net Assets Applicable
     to Class D Shares /...          N/A         N/A         N/A            N/A             N/A         N/A          N/A
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
   Shares Outstanding......          N/A         N/A         N/A            N/A             N/A         N/A          N/A
     Net Asset Value per
       Share***............          N/A         N/A         N/A            N/A             N/A         N/A          N/A
                            ============ =========== ===========   ============  ============== =========== ============
  Class S Shares*..........
   Net Assets Applicable
     to Class S Shares /...          N/A         N/A         N/A   $ 15,136,139             N/A         N/A          N/A
                            ------------ ----------- -----------   ------------  -------------- ----------- ------------
   Shares Outstanding......          N/A         N/A         N/A      1,695,022             N/A         N/A          N/A
     Net Asset Value per
       Share***............          N/A         N/A         N/A   $       8.93             N/A         N/A          N/A
                            ============ =========== ===========   ============  ============== =========== ============


                  See Page 60 for notes to Statement of Assets and Liabilities.

at May 31, 2006 (Unaudited)

                                      Capital                                                  High
                                      Markets      Capital        Common      Government       Yield     International
                         Balanced     Income     Opportunity      Stock       Securities       Bond         Equity
                       ------------ ----------- ------------  -------------- ------------  ------------  -------------
Net Assets Represent
Capital stock at par
  value............... $    173,870 $    51,638 $     50,281  $      367,298 $    201,845  $    110,642  $     75,273
Paid-in capital.......  233,562,130  55,546,980  150,273,226     737,390,987  218,757,052   106,182,249   106,940,087
Accumulated
  undistributed
  (distributions in
  excess of) net
  investment
  income..............      683,608     183,588      (78,187)      1,111,753       19,914       171,130       566,098
Accumulated
  undistributed net
  realized gain (loss)
  on investments......    2,710,759     150,011  (83,365,537)     24,326,260  (16,884,043)  (19,861,579)   11,799,228
Unrealized
  appreciation
  (depreciation)of
  investments and
  foreign
  exchange............   55,267,621   2,279,545    8,213,327     374,511,418     (972,224)      379,654    31,643,501
                       ------------ ----------- ------------  -------------- ------------  ------------  ------------
Net Assets............ $292,397,988 $58,211,762 $ 75,093,110  $1,137,707,716 $201,122,544  $ 86,982,096  $151,024,187
                       ============ =========== ============  ============== ============  ============  ============
Investments at
  Cost................ $266,122,501 $59,098,504 $ 68,202,503  $  802,776,831 $226,747,022  $ 83,576,560  $151,935,844
                       ============ =========== ============  ============== ============  ============  ============

                                              New York   Pennsylvania    Short                                   U.S. Treasury
                                  Mid Cap     Tax-Free     Tax-Free     Maturity         Small        Tax-Free       Money
                                  Growth       Income       Trust      Government       Company        Income       Market
                               ------------  ----------- ------------ ------------  --------------  -----------  -------------
Net Assets Represent
Capital stock at par value.... $    112,762  $    23,493 $       -- + $    265,864  $    1,934,932  $    36,331  $    833,399
Paid-in capital...............  187,695,577   27,879,584  22,332,170   267,032,121   1,143,050,549   44,699,477    82,506,537
Accumulated undistributed
  (distributions in excess of)
  net investment income.......     (830,563)         381        (722)       18,376      (3,646,418)        (355)           --
Accumulated undistributed
  net realized gain (loss) on
  investments.................  (30,781,295)       7,094      70,921   (25,524,213)    139,597,661     (130,326)           --
Unrealized appreciation
  (depreciation) of
  investments and foreign
  exchange....................   23,600,961      188,967     424,444    (4,411,664)    205,282,948      (29,331)           --
                               ------------  ----------- -----------  ------------  --------------  -----------  ------------
Net Assets.................... $179,797,442  $28,099,519 $22,826,813  $237,380,484  $1,486,219,672  $44,575,796  $ 83,339,936
                               ============  =========== ===========  ============  ==============  ===========  ============
Investments at Cost........... $172,026,762  $27,212,608 $21,588,395  $240,622,801  $1,597,143,525  $43,741,007  $108,575,992
                               ============  =========== ===========  ============  ==============  ===========  ============

--------
Notes to Statement of Assets and Liabilities.

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
** For the Balanced Fund, Capital Markets Income Fund, Capital Opportunity Fund, Common Stock Fund, International Equity Fund, Mid Cap Growth Fund and Small Company Fund, the maximum offering price is 1000/950 times the net asset value per share. For the High Yield Bond Fund, New York Tax-Free Income Fund, Pennsylvania Tax-Free Trust and Tax-Free Income Fund, the maximum offering price is 1000/960 times the net asset value per share. For the Government Securities Fund, the maximum offering price is 1000/980 times the net asset value per share. For the Short Maturity Government Fund, the maximum offering price is 1000/990 times the net asset value per share. For the U.S. Treasury Fund, the maximum offering price is equal to the net asset value per share.
*** The maximum offering price is equal to the net asset value.
+ No par value shares of beneficial interest; authorized - unlimited shares. N/A - Not available for sale.

Statement of Operations
For the Six Months Ended May 31, 2006 (Unaudited)

                                                       Capital                                             High
                                                       Markets     Capital       Common     Government     Yield
                                          Balanced     Income    Opportunity     Stock      Securities     Bond
                                         ----------  ----------  -----------  -----------  -----------  ----------
Investment Income
Income:
Dividends............................... $1,736,670  $  284,355* $   542,772  $10,481,479  $        --  $   13,720
Interest................................  2,975,476   1,312,780       16,613      335,970    5,682,487   4,094,005
Securities Lending - Net................      3,233       1,140          770       10,289        2,031
                                         ----------  ----------  -----------  -----------  -----------  ----------
   Total Income......................... $4,715,379  $1,598,275  $   560,155  $10,827,738  $ 5,684,518  $4,107,725
                                         ----------  ----------  -----------  -----------  -----------  ----------
Expenses:
Management advisory fee.................    798,731     191,998      288,621    3,647,138      516,046     384,530
Transfer agent fees.....................    277,499      57,160      138,225      650,975      165,460     124,080
Custodian fees..........................     16,738      20,127       11,262       43,275       20,826      14,386
Distribution expense (Class A Shares)...    363,237      66,035       97,915    1,631,192      204,102      77,887
Distribution expense (Class B Shares)...    132,671      62,214       67,448      265,557           --     101,187
Distribution expense (Class C Shares)...     32,805      37,060       15,164       51,606           --      46,764
Distribution expense (Class D Shares)...     44,465          --           --           --           --          --
Distribution expense (Class S Shares)...         --          --           --           --           --          --
Accounting and administration services..     39,062      14,120       10,585      151,585       26,600      14,103
Auditing fees...........................     14,650       1,700        5,250       27,200       11,000       3,400
Legal fees..............................     12,650       1,750        2,700       32,100        6,000       2,150
Reports and notices to shareholders.....     27,400       5,250       12,900       75,100       20,000      12,300
Registration and filing fees............     38,197      32,493       35,497       36,409       16,207      23,994
Director's and Chief Compliance Officer
  fees and expenses.....................     29,016       5,542        6,976       86,578       15,236       9,101
Other...................................     24,100       2,989        1,295       24,140       15,497      10,039
                                         ----------  ----------  -----------  -----------  -----------  ----------
   Total Expenses.......................  1,851,221     498,438      693,838    6,722,855    1,016,974     823,921
   Expense Reimbursement................         --          --      (61,567)     (68,687)          --          --
   Expense Offset.......................    (15,288)     (1,027)      (5,487)     (21,855)     (11,826)     (7,436)
                                         ----------  ----------  -----------  -----------  -----------  ----------
   Net Expenses.........................  1,835,933     497,411      626,784    6,632,313    1,005,148     816,485
                                         ----------  ----------  -----------  -----------  -----------  ----------
Net Investment Income (Loss)............  2,879,446   1,100,864      (66,629)   4,195,425    4,679,370   3,291,240
                                         ----------  ----------  -----------  -----------  -----------  ----------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments.............................  3,522,384     232,711      520,445   27,307,723   (4,661,071)    117,939
Foreign currency transactions...........         --     (27,669)          --           --           --          --
                                         ----------  ----------  -----------  -----------  -----------  ----------
   Net realized gain (loss).............  3,522,384     205,042      520,445   27,307,723   (4,661,071)    117,939
                                         ----------  ----------  -----------  -----------  -----------  ----------
Net change in unrealized appreciation
  (depreciation) during the period:
Investments.............................  2,471,070     522,191   (1,438,770)  18,598,140      380,411    (290,169)
Foreign currency transactions...........         --      11,009           --           --           --          --
                                         ----------  ----------  -----------  -----------  -----------  ----------
Net change in unrealized appreciation
  (depreciation)........................  2,471,070     533,200   (1,438,770)  18,598,140      380,411    (290,169)
                                         ----------  ----------  -----------  -----------  -----------  ----------
Net Realized and Unrealized Gain (Loss)
  on Investments........................  5,993,454     738,242     (918,325)  45,905,863   (4,280,660)   (172,230)
                                         ----------  ----------  -----------  -----------  -----------  ----------
Net Increase (Decrease) in Net Assets
  from Operations....................... $8,872,900  $1,839,106  $  (984,954) $50,101,288  $   398,710  $3,119,010
                                         ==========  ==========  ===========  ===========  ===========  ==========

--------
* Net of foreign tax withholding of $13,450 in the Sentinel Capital Markets Income Fund and $211,579 in the Sentinel International Equity Fund.

See Notes to Financial Statements.

                                                      New York  Pennsylvania    Short                               U.S. Treasury
                         International    Mid Cap     Tax-Free    Tax-Free     Maturity       Small      Tax-Free       Money
                            Equity        Growth       Income      Trust      Government     Company      Income       Market
                         -------------  -----------  ---------  ------------ -----------  ------------  ----------  -------------
Investment Income
Income:
Dividends...............  $1,895,512*   $   641,553  $  11,573   $      --   $        --  $  4,325,912  $    7,286   $  152,780
Interest................       2,557         23,952    637,206     562,222     6,495,635     1,751,921   1,077,336    1,640,991
Securities Lending -
  Net...................      33,895          1,646         --          --            --        32,089          --        4,206
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
   Total Income.........  $1,931,964    $   667,151  $ 648,779   $ 562,222   $ 6,495,635  $  6,109,922  $1,084,622   $1,797,977
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
Expenses:
Management advisory fee.     495,809        678,550     71,946      67,424       651,761     4,427,625     118,986      167,627
Transfer agent fees.....     163,795        253,190      8,650      25,300       164,385     1,181,286      24,850      109,960
Custodian fees..........      59,392         16,740      1,699       1,510        34,277        71,082       3,026        5,930
Distribution expense
  (Class A Shares)......     190,613        243,274     28,455      24,523       423,125     1,755,879      47,066           --
Distribution expense
  (Class B Shares)......      67,031        120,147         --          --            --       764,210          --           --
Distribution expense
  (Class C Shares)......      17,822         24,589         --          --            --       806,831          --           --
Distribution expense
  (Class D Shares)......          --             --         --          --            --            --          --           --
Distribution expense
  (Class S Shares)......          --             --         --          --        60,151            --          --           --
Accounting and
  administration
  services..............      14,175         26,185      3,730       6,000        33,680       195,522       6,155       10,915
Auditing fees...........       8,600          9,350      3,500       1,500         6,900        67,000       1,500        1,500
Legal fees..............       9,450          7,100      2,000       3,500         5,150        38,000       1,000        1,000
Reports and notices to
  shareholders..........      15,200         21,700      2,500       1,000        20,000       126,000       1,700        5,625
Registration and filing
  fees..................      30,932         32,267      3,380       3,250        27,708        49,199      13,599       15,316
Director's and Chief
  Compliance Officer
  fees and expenses.....      12,698         13,648      2,316       3,872        21,161       110,042       3,592        6,695
Other...................      39,383          5,288      7,703       3,981        20,370       101,929       5,750          409
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
   Total Expenses.......   1,124,900      1,452,028    135,879     141,860     1,468,668     9,694,605     227,224      324,977
   Expense
     Reimbursement......          --             --         --          --            --            --          --       (7,190)
   Expense Offset.......     (30,692)       (10,140)    (1,199)     (1,010)      (16,977)      (31,582)     (2,276)      (3,855)
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
   Net Expenses.........   1,094,208      1,441,888    134,680     140,850     1,451,691     9,663,023     224,948      313,932
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
Net Investment Income
  (Loss)................     837,756       (774,737)   514,099     421,372     5,043,944    (3,553,101)    859,674    1,484,045
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)
  from:
Investments.............  15,090,995      9,890,220      7,108      70,938    (1,732,742)  140,821,477    (130,325)          --
Foreign currency
  transactions..........     (93,923)            --         --          --            --            --          --           --
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
   Net realized gain
     (loss).............  14,997,072      9,890,220      7,108      70,938    (1,732,742)  140,821,477    (130,325)          --
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
Net change in unrealized
  appreciation
  (depreciation) during
  the period:
  Investments...........   3,433,172     (3,810,566)  (197,751)   (283,353)   (1,350,868)  (40,949,241)   (185,315)          --
Foreign currency
  transactions..........      35,327             --         --          --            --            --          --           --
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
Net change in unrealized
  appreciation
  (depreciation)........   3,468,499     (3,810,566)  (197,751)   (283,353)   (1,350,868)  (40,949,241)   (185,315)          --
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
Net Realized and
  Unrealized Gain (Loss)
  on Investments........  18,465,571      6,079,654   (190,643)   (212,415)   (3,083,610)   99,872,236    (315,640)          --
                          -----------   -----------  ---------   ---------   -----------  ------------  ----------   ----------
Net Increase (Decrease)
  in Net Assets from
  Operations............ $19,303,327    $ 5,304,917  $ 323,456   $ 208,957   $ 1,960,334  $ 96,319,135  $  544,034   $1,484,045
                          ===========   ===========  =========   =========   ===========  ============  ==========   ==========

Statement of Changes in Net Assets

                                                                          Capital Markets                  Capital
                                                 Balanced                      Income                    Opportunity^
                                       ---------------------------  ---------------------------  ---------------------------
                                         Six Months       Year        Six Months       Year        Six Months       Year
                                       Ended 05/31/06    Ended      Ended 05/31/06    Ended      Ended 05/31/06    Ended
                                        (Unaudited)     11/30/05     (Unaudited)     11/30/05     (Unaudited)     11/30/05
                                       -------------- ------------  -------------- ------------  -------------- ------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)..........  $  2,879,446  $  5,257,804   $  1,100,864  $  2,723,081   $    (66,629) $    448,768
Net realized gain (loss) on sales of
  investments.........................     3,522,384     6,243,957        205,042     1,489,202        520,445     2,415,238
Net Change in unrealized appreciation
  (depreciation)......................     2,471,070     8,812,542        533,200    (2,638,466)    (1,438,770)    2,681,623
                                        ------------  ------------   ------------  ------------   ------------  ------------
Net increase (decrease) in net assets
  from operations.....................     8,872,900    20,314,303      1,839,106     1,573,817       (984,954)    5,545,629
                                        ------------  ------------   ------------  ------------   ------------  ------------
Distributions to Shareholders
From net investment income
   Class A Shares.....................    (2,624,804)   (4,811,100)      (923,610)   (2,090,889)            --    (1,278,012)
   Class B Shares.....................      (177,179)     (343,865)      (213,613)     (423,174)            --       (58,376)
   Class C Shares.....................       (41,625)      (66,762)      (127,503)     (308,000)            --        (3,383)
   Class D Shares.....................      (203,358)     (354,968)            --            --             --            --
   Class S Shares*....................            --            --             --            --             --            --
From net realized gain on investments
   Class A Shares.....................    (5,085,066)  (11,332,819)      (869,023)   (1,052,964)            --            --
   Class B Shares.....................      (564,895)   (1,456,603)      (237,204)     (270,072)            --            --
   Class C Shares.....................      (136,469)     (281,317)      (148,439)     (181,398)            --            --
   Class D Shares.....................      (462,459)   (1,015,824)            --            --             --            --
   Class S Shares*....................            --            --             --            --             --            --
                                        ------------  ------------   ------------  ------------   ------------  ------------
Total distributions to shareholders...    (9,295,855)  (19,663,258)    (2,519,392)   (4,326,497)            --    (1,339,771)
                                        ------------  ------------   ------------  ------------   ------------  ------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares.....................    13,098,456    30,114,525      3,654,645    14,443,831      6,322,771    15,723,835
   Class B Shares.....................     1,341,045     5,038,301        415,444     2,782,182        601,029     1,324,446
   Class C Shares.....................       950,401     1,751,274        378,417     2,395,598        107,948       400,836
   Class D Shares.....................       384,740     1,517,178             --            --             --            --
   Class S Shares*....................            --            --             --            --             --            --
Net asset value of shares issued in
  Fund reorganizations (see note 7)
   Class A Shares.....................            --            --             --            --             --    28,178,994
   Class B Shares.....................            --            --             --            --             --     6,784,445
   Class C Shares.....................            --            --             --            --             --     1,489,214
   Class D Shares.....................            --            --             --            --             --            --
   Class S Shares*....................            --            --             --            --             --            --
Net asset value of shares in
  reinvestment of dividends and
  distributions
   Class A Shares.....................     7,178,236    15,023,345      1,516,441     2,365,682             --       793,550
   Class B Shares.....................       708,256     1,729,057        402,878       583,769             --        52,413
   Class C Shares.....................       171,781       334,172        238,493       369,286             --         2,204
   Class D Shares.....................       352,194       702,580             --            --             --            --
   Class S Shares*....................            --            --             --            --             --            --
                                        ------------  ------------   ------------  ------------   ------------  ------------
                                          24,185,109    56,210,432      6,606,318    22,940,348      7,031,748    54,749,937
                                        ------------  ------------   ------------  ------------   ------------  ------------
Less: Payments for shares reacquired
   Class A Shares.....................   (21,249,124)  (37,439,639)   (20,828,078)  (12,021,607)   (15,339,460)  (38,965,576)
   Class B Shares.....................    (3,656,714)  (10,499,158)    (2,889,785)   (2,332,709)    (4,614,779)   (5,854,358)
   Class C Shares.....................      (974,891)   (1,357,672)    (3,736,820)   (1,654,310)      (588,273)   (1,203,888)
   Class D Shares.....................      (518,210)   (1,292,047)            --            --             --            --
   Class S Shares*....................            --            --             --            --             --            --
                                        ------------  ------------   ------------  ------------   ------------  ------------
Increase (decrease) in net assets from
  capital stock transactions..........    (2,213,830)    5,621,916    (20,848,365)    6,931,722    (13,510,764)    8,726,115
                                        ------------  ------------   ------------  ------------   ------------  ------------
Total Increase (Decrease) in Net
  Assets for period...................    (2,636,785)    6,272,961    (21,528,651)    4,179,042    (14,495,718)   12,931,973
Net Assets: Beginning of period.......   295,034,773   288,761,812     79,740,413    75,561,371     89,588,828    76,656,855
                                        ------------  ------------   ------------  ------------   ------------  ------------
Net Assets: End of period.............  $292,397,988  $295,034,773   $ 58,211,762  $ 79,740,413   $ 75,093,110  $ 89,588,828
                                        ============  ============   ============  ============   ============  ============
Undistributed (Distributions in Excess
  of) Net Investment Income at End
  of Period...........................  $    683,608  $    761,773   $    183,588  $    320,390   $    (78,187) $    (11,558)
                                        ============  ============   ============  ============   ============  ============

--------
^ Information prior to September 26, 2005 is based on the predecessor Sentinel Growth Index Fund.
*  Commenced operations March 4, 2005.

See Notes to Financial Statements.

                                           Common                       Government                   High Yield
                                            Stock                       Securities                      Bond
                               ------------------------------  ---------------------------  ---------------------------
                                 Six Months         Year         Six Months       Year        Six Months       Year
                               Ended 05/31/06      Ended       Ended 05/31/06    Ended      Ended 05/31/06    Ended
                                (Unaudited)       11/30/05      (Unaudited)     11/30/05     (Unaudited)     11/30/05
                               --------------  --------------  -------------- ------------  -------------- ------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss).. $    4,195,425  $    8,590,563   $  4,679,370  $  5,482,889   $  3,291,240  $ 10,958,630
Net realized gain (loss) on
  sales of investments........     27,307,723      49,610,967     (4,661,071)   (3,332,348)       117,939       329,221
Net Change in unrealized
  appreciation (depreciation).     18,598,140      52,580,500        380,411      (886,903)      (290,169)   (9,766,280)
                               --------------  --------------   ------------  ------------   ------------  ------------
Net increase (decrease) in
  net assets from operations..     50,101,288     110,782,030        398,710     1,263,638      3,119,010     1,521,571
                               --------------  --------------   ------------  ------------   ------------  ------------
Distributions to Shareholders
From net investment income
   Class A Shares.............     (4,675,832)     (9,760,890)    (4,882,903)   (5,769,904)    (2,525,015)   (8,647,922)
   Class B Shares.............             --         (88,905)            --            --       (567,934)   (1,466,914)
   Class C Shares.............             --          (9,432)            --            --       (255,557)     (669,707)
   Class D Shares.............             --              --             --            --             --            --
   Class S Shares*............             --              --             --            --             --            --
From net realized gain on
  investments
   Class A Shares.............    (47,966,922)    (93,105,059)            --            --             --            --
   Class B Shares.............     (2,443,953)     (5,538,004)            --            --             --            --
   Class C Shares.............       (439,067)       (592,430)            --            --             --            --
   Class D Shares.............             --              --             --            --             --            --
   Class S Shares*............             --              --             --            --             --            --
                               --------------  --------------   ------------  ------------   ------------  ------------
Total distributions to
  shareholders................    (55,525,774)   (109,094,720)    (4,882,903)   (5,769,904)    (3,348,506)  (10,784,543)
                               --------------  --------------   ------------  ------------   ------------  ------------
From Capital Share
  Transactions
Net proceeds from sales of
  shares
   Class A Shares.............     34,061,725      72,619,114     19,548,055    64,371,869      5,185,978    42,371,094
   Class B Shares.............      2,640,867       8,467,153             --            --        479,546     2,522,976
   Class C Shares.............      2,474,733       4,068,079             --            --        430,648     1,745,456
   Class D Shares.............             --              --             --            --             --            --
   Class S Shares*............             --              --             --            --             --            --
Net asset value of shares
  issued in Fund
  reorganizations (see note 7)
   Class A Shares.............             --              --             --    68,763,071             --            --
   Class B Shares.............             --              --             --            --             --            --
   Class C Shares.............             --              --             --            --             --            --
   Class D Shares.............             --              --             --            --             --            --
   Class S Shares*............             --              --             --            --             --            --
Net asset value of shares in
  reinvestment of dividends
  and distributions
   Class A Shares.............     45,153,962      87,349,743      3,897,242     4,777,182      1,699,763     5,793,916
   Class B Shares.............      2,406,890       5,509,051             --            --        276,754       729,410
   Class C Shares.............        434,653         592,865             --            --        182,592       451,197
   Class D Shares.............             --              --             --            --             --            --
   Class S Shares*............             --              --             --            --             --            --
                               --------------  --------------   ------------  ------------   ------------  ------------
                                   87,172,830     178,606,005     23,445,297   137,912,122      8,255,281    53,614,049
                               --------------  --------------   ------------  ------------   ------------  ------------
Less: Payments for shares
  reacquired
   Class A Shares.............    (69,243,635)   (132,748,807)   (22,706,530)  (33,276,357)   (53,877,206)  (83,517,295)
   Class B Shares.............     (8,651,669)    (21,469,066)            --            --     (3,498,987)  (11,823,182)
   Class C Shares.............     (1,223,610)     (1,744,086)            --            --     (3,014,293)   (4,942,211)
   Class D Shares.............             --              --             --            --             --            --
   Class S Shares*............             --              --             --            --             --            --
                               --------------  --------------   ------------  ------------   ------------  ------------
Increase (decrease) in net
  assets from capital stock
  transactions................      8,053,916      22,644,046        738,767   104,635,765    (52,135,205)  (46,668,639)
                               --------------  --------------   ------------  ------------   ------------  ------------
Total Increase (Decrease) in
  Net Assets for period.......      2,629,430      24,331,356     (3,745,426)  100,129,499    (52,364,701)  (55,931,611)
Net Assets: Beginning of
  period......................  1,135,078,286   1,110,746,930    204,867,970   104,738,471    139,346,797   195,278,408
                               --------------  --------------   ------------  ------------   ------------  ------------
Net Assets: End of period..... $1,137,707,716  $1,135,078,286   $201,122,544  $204,867,970   $ 86,982,096  $139,346,797
                               ==============  ==============   ============  ============   ============  ============
Undistributed (Distributions
  in Excess of) Net
  Investment Income at End of
  Period...................... $    1,111,753  $    1,592,160   $     19,914  $     94,427   $    171,130  $    228,816
                               ==============  ==============   ============  ============   ============  ============

                                      International
                                          Equity
                               ---------------------------
                                 Six Months       Year
                               Ended 05/31/06    Ended
                                (Unaudited)     11/30/05
                               -------------- ------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)..  $    837,756  $  1,463,459
Net realized gain (loss) on
  sales of investments........    14,997,072     7,265,784
Net Change in unrealized
  appreciation (depreciation).     3,468,499     3,494,931
                                ------------  ------------
Net increase (decrease) in
  net assets from operations..    19,303,327    12,224,174
                                ------------  ------------
Distributions to Shareholders
From net investment income
   Class A Shares.............    (1,455,355)   (1,062,809)
   Class B Shares.............       (20,553)           --
   Class C Shares.............            --            --
   Class D Shares.............            --            --
   Class S Shares*............            --            --
From net realized gain on
  investments
   Class A Shares.............    (6,052,517)           --
   Class B Shares.............      (661,462)           --
   Class C Shares.............      (156,283)           --
   Class D Shares.............            --            --
   Class S Shares*............            --            --
                                ------------  ------------
Total distributions to
  shareholders................    (8,346,170)   (1,062,809)
                                ------------  ------------
From Capital Share
  Transactions
Net proceeds from sales of
  shares
   Class A Shares.............    18,781,428    24,839,196
   Class B Shares.............     1,697,602     3,227,350
   Class C Shares.............     1,296,669       782,241
   Class D Shares.............            --            --
   Class S Shares*............            --            --
Net asset value of shares
  issued in Fund
  reorganizations (see note 7)
   Class A Shares.............            --            --
   Class B Shares.............            --            --
   Class C Shares.............            --            --
   Class D Shares.............            --            --
   Class S Shares*............            --            --
Net asset value of shares in
  reinvestment of dividends
  and distributions
   Class A Shares.............     7,143,270       936,488
   Class B Shares.............       660,479            --
   Class C Shares.............       156,128            --
   Class D Shares.............            --            --
   Class S Shares*............            --            --
                                ------------  ------------
                                  29,735,576    29,785,275
                                ------------  ------------
Less: Payments for shares
  reacquired
   Class A Shares.............   (15,643,058)  (32,243,918)
   Class B Shares.............    (1,971,600)   (4,014,712)
   Class C Shares.............      (323,337)   (1,573,941)
   Class D Shares.............            --            --
   Class S Shares*............            --            --
                                ------------  ------------
Increase (decrease) in net
  assets from capital stock
  transactions................    11,797,581    (8,047,296)
                                ------------  ------------
Total Increase (Decrease) in
  Net Assets for period.......    22,754,738     3,114,069
Net Assets: Beginning of
  period......................   128,269,449   125,155,380
                                ------------  ------------
Net Assets: End of period.....  $151,024,187  $128,269,449
                                ============  ============
Undistributed (Distributions
  in Excess of) Net
  Investment Income at End of
  Period......................  $    566,098  $  1,298,172
                                ============  ============

                                           Mid Cap                     New York                  Pennsylvania
                                            Growth                  Tax-Free Income             Tax-Free Trust
                                 ---------------------------  --------------------------  --------------------------
                                   Six Months       Year        Six Months       Year       Six Months       Year
                                 Ended 05/31/06    Ended      Ended 05/31/06    Ended     Ended 05/31/06    Ended
                                  (Unaudited)     11/30/05     (Unaudited)     11/30/05    (Unaudited)     11/30/05
                                 -------------- ------------  -------------- -----------  -------------- -----------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)....  $   (774,737) $ (1,339,468)  $   514,099   $ 1,028,849   $ 421,372 $       831,231
Net realized gain (loss) on
  sales of investments..........     9,890,220    26,598,980         7,108       306,993        70,938       466,513
Net Change in unrealized
  appreciation (depreciation)...    (3,810,566)  (15,389,749)     (197,751)     (801,740)     (283,353)     (857,854)
                                  ------------  ------------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
  assets from operations........     5,304,917     9,869,763       323,456       534,102       208,957       439,890
                                  ------------  ------------   -----------   -----------   -----------   -----------
Distributions to Shareholders
From net investment income
   Class A Shares...............            --            --      (514,232)   (1,026,060)     (422,798)     (829,063)
   Class B Shares...............            --            --            --            --            --            --
   Class C Shares...............            --            --            --            --            --            --
   Class D Shares...............            --            --            --            --            --            --
   Class S Shares*..............            --            --            --            --            --            --
From net realized gain on
  investments
   Class A Shares...............            --            --      (263,697)           --      (466,516)     (143,793)
   Class B Shares...............            --            --            --            --            --            --
   Class C Shares...............            --            --            --            --            --            --
   Class D Shares...............            --            --            --            --            --            --
   Class S Shares*..............            --            --            --            --            --            --
                                  ------------  ------------   -----------   -----------   -----------   -----------
Total distributions to
  shareholders..................            --            --      (777,929)   (1,026,060)     (889,314)     (972,856)
                                  ------------  ------------   -----------   -----------   -----------   -----------
From Capital Share Transactions
Net proceeds from sales of
  shares
   Class A Shares...............    10,693,658    25,593,914       652,532     2,153,957       180,090       665,674
   Class B Shares...............     1,027,879     3,056,781            --            --            --            --
   Class C Shares...............       454,732       529,571            --            --            --            --
   Class D Shares...............            --            --            --            --            --            --
   Class S Shares*..............            --            --            --            --            --            --
Net asset value of shares
  issued in Fund
  reorganizations (see note 7)
   Class A Shares...............            --    19,503,232            --            --            --            --
   Class B Shares...............            --     2,833,963            --            --            --            --
   Class C Shares...............            --     2,123,226            --            --            --            --
   Class D Shares...............            --            --            --            --            --            --
   Class S Shares*..............            --            --            --            --            --            --
Net asset value of shares in
  reinvestment of dividends and
  distributions
   Class A Shares...............            --            --       519,646       637,933       648,154       646,672
   Class B Shares...............            --            --            --            --            --            --
   Class C Shares...............            --            --            --            --            --            --
   Class D Shares...............            --            --            --            --            --            --
   Class S Shares*..............            --            --            --            --            --            --
                                  ------------  ------------   -----------   -----------   -----------   -----------
                                    12,176,269    53,640,687     1,172,178     2,791,890       828,244     1,312,346
                                  ------------  ------------   -----------   -----------   -----------   -----------
Less: Payments for shares
  reacquired
   Class A Shares...............   (27,763,113)  (34,558,807)   (1,638,256)   (2,315,192)   (2,969,757)   (2,583,117)
   Class B Shares...............    (5,075,827)   (8,722,814)           --            --            --            --
   Class C Shares...............      (715,703)     (860,417)           --            --            --            --
   Class D Shares...............            --            --            --            --            --            --
   Class S Shares*..............            --            --            --            --            --            --
                                  ------------  ------------   -----------   -----------   -----------   -----------
Increase (decrease) in net
  assets from capital stock
  transactions..................   (21,378,374)    9,498,649      (466,078)      476,698    (2,141,513)   (1,270,771)
                                  ------------  ------------   -----------   -----------   -----------   -----------
Total Increase (Decrease) in
  Net Assets for period.........   (16,073,457)   19,368,412      (920,551)      (15,260)   (2,821,870)   (1,803,737)
Net Assets: Beginning of period.   195,870,899   176,502,487    29,020,070    29,035,330    25,648,683    27,452,420
                                  ------------  ------------   -----------   -----------   -----------   -----------
Net Assets: End of period.......  $179,797,442  $195,870,899   $28,099,519   $29,020,070   $22,826,813   $25,648,683
                                  ============  ============   ===========   ===========   ===========   ===========
Undistributed (Distributions in
  Excess of) Net Investment
  Income at End of Period.......  $   (830,563) $    (55,826)  $       381   $       514   $      (722)  $       704
                                  ============  ============   ===========   ===========   ===========   ===========

--------
* Commenced operations March 4, 2005.

See Notes to Financial Statements.

                                        Short Maturity                      Small                        Tax-Free
                                          Government                       Company                        Income
                                 ----------------------------  ------------------------------  ---------------------------
                                   Six Months        Year        Six Months         Year         Six Months       Year
                                 Ended 05/31/06     Ended      Ended 05/31/06      Ended       Ended 05/31/06    Ended
                                  (Unaudited)      11/30/05     (Unaudited)       11/30/05      (Unaudited)     11/30/05
                                 -------------- -------------  --------------  --------------  -------------- ------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss).... $   5,043,944  $  10,477,634  $   (3,553,101) $   (6,643,063)  $   859,674   $  1,868,617
Net realized gain (loss) on
  sales of investments..........   (1,732,742)     (1,831,417)    140,821,477     131,440,100      (130,325)     1,647,457
Net Change in unrealized
  appreciation (depreciation)...   (1,350,868)     (5,178,673)    (40,949,241)     (3,774,597)     (185,315)    (2,640,149)
                                 -------------  -------------  --------------  --------------   -----------   ------------
Net increase (decrease) in net
  assets from operations........     1,960,334      3,467,544      96,319,135     121,022,440       544,034        875,925
                                 -------------  -------------  --------------  --------------   -----------   ------------
Distributions to Shareholders
From net investment income
   Class A Shares...............   (5,583,234)    (12,888,686)             --              --      (862,588)    (1,870,546)
   Class B Shares...............            --             --              --              --            --             --
   Class C Shares...............            --             --              --              --            --             --
   Class D Shares...............            --             --              --              --            --             --
   Class S Shares*..............     (332,690)       (437,903)             --              --            --             --
From net realized gain on
  investments
   Class A Shares...............            --             --     (95,814,110)    (67,035,599)   (1,647,431)    (1,066,552)
   Class B Shares...............            --             --     (14,748,742)    (10,216,209)           --             --
   Class C Shares...............            --             --     (14,284,610)    (10,701,551)           --             --
   Class D Shares...............            --             --              --              --            --             --
   Class S Shares*..............            --             --              --              --            --             --
                                 -------------  -------------  --------------  --------------   -----------   ------------
Total distributions to
  shareholders..................   (5,915,924)    (13,326,589)   (124,847,462)    (87,953,359)   (2,510,019)    (2,937,098)
                                 -------------  -------------  --------------  --------------   -----------   ------------
From Capital Share Transactions
Net proceeds from sales of
  shares
   Class A Shares...............    29,612,448     85,647,554     151,497,397     293,873,145     1,560,259      3,798,296
   Class B Shares...............            --             --       4,685,448      15,083,031            --             --
   Class C Shares...............            --             --      13,521,494      30,735,256            --             --
   Class D Shares...............            --             --              --              --            --             --
   Class S Shares*..............     7,042,912     25,735,824              --              --            --             --
Net asset value of shares
  issued in Fund
  reorganizations (see note 7)
   Class A Shares...............            --             --              --              --            --             --
   Class B Shares...............            --             --              --              --            --             --
   Class C Shares...............            --             --              --              --            --             --
   Class D Shares...............            --             --              --              --            --             --
   Class S Shares*..............            --             --              --              --            --             --
Net asset value of shares in
  reinvestment of dividends and
  distributions
   Class A Shares...............     4,625,277     10,669,864      86,941,982      61,199,924     1,955,311      2,131,652
   Class B Shares...............            --             --      13,955,149       9,707,259            --             --
   Class C Shares...............            --             --      13,540,865      10,116,166            --             --
   Class D Shares...............            --             --              --              --            --             --
   Class S Shares*..............       292,460        415,657              --              --            --             --
                                 -------------  -------------  --------------  --------------   -----------   ------------
                                    41,573,097    122,468,899     284,142,335     420,714,781     3,515,570      5,929,948
                                 -------------  -------------  --------------  --------------   -----------   ------------
Less: Payments for shares
  reacquired
   Class A Shares...............  (67,660,760)   (149,857,060)   (130,264,320)   (355,847,614)   (6,090,748)   (14,125,844)
   Class B Shares...............            --             --     (13,339,781)    (23,800,158)           --             --
   Class C Shares...............            --             --     (23,102,965)    (50,424,961)           --             --
   Class D Shares...............            --             --              --              --            --             --
   Class S Shares*..............  (10,285,563)     (7,474,810)             --              --            --             --
                                 -------------  -------------  --------------  --------------   -----------   ------------
Increase (decrease) in net
  assets from capital stock
  transactions..................  (36,373,226)    (34,862,971)    117,435,269      (9,357,952)   (2,575,178)    (8,195,896)
                                 -------------  -------------  --------------  --------------   -----------   ------------
Total Increase (Decrease) in
  Net Assets for period.........  (40,328,816)    (44,722,016)     88,906,942      23,711,129    (4,541,163)   (10,257,069)
Net Assets: Beginning of period.   277,709,300    322,431,316   1,397,312,730   1,373,601,601    49,116,959     59,374,028
                                 -------------  -------------  --------------  --------------   -----------   ------------
Net Assets: End of period....... $ 237,380,484  $ 277,709,300  $1,486,219,672  $1,397,312,730   $44,575,796   $ 49,116,959
                                 =============  =============  ==============  ==============   ===========   ============
Undistributed (Distributions in
  Excess of) Net investment
  income at End of Period.......      $ 18,376  $      20,057  $   (3,646,418) $      (93,317)  $      (355)  $      2,560
                                 =============  =============  ==============  ==============   ===========   ============

                                        U.S. Treasury
                                         Money Market
                                 ---------------------------
                                  Six Months        Year
                                 Ended 5/31/06     Ended
                                  (Unaudited)     11/30/05
                                 ------------- -------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss).... $  1,484,045  $   1,674,751
Net realized gain (loss) on
  sales of investments..........           --             --
Net Change in unrealized
  appreciation (depreciation)...           --             --
                                 ------------  -------------
Net increase (decrease) in net
  assets from operations........    1,484,045      1,674,751
                                 ------------  -------------
Distributions to Shareholders
From net investment income
   Class A Shares...............   (1,417,865)    (1,600,319)
   Class B Shares...............      (66,180)       (74,432)
   Class C Shares...............           --             --
   Class D Shares...............           --             --
   Class S Shares*..............           --             --
From net realized gain on
  investments
   Class A Shares...............           --             --
   Class B Shares...............           --             --
   Class C Shares...............           --             --
   Class D Shares...............           --             --
   Class S Shares*..............           --             --
                                 ------------  -------------
Total distributions to
  shareholders..................   (1,484,045)    (1,674,751)
                                 ------------  -------------
From Capital Share Transactions
Net proceeds from sales of
  shares
   Class A Shares...............   44,531,708    115,746,472
   Class B Shares...............    1,076,405      2,968,465
   Class C Shares...............           --             --
   Class D Shares...............           --             --
   Class S Shares*..............           --             --
Net asset value of shares
  issued in Fund
  reorganizations (see note 7)
   Class A Shares...............           --             --
   Class B Shares...............           --             --
   Class C Shares...............           --             --
   Class D Shares...............           --             --
   Class S Shares*..............           --             --
Net asset value of shares in
  reinvestment of dividends and
  distributions
   Class A Shares...............    1,375,090      1,526,883
   Class B Shares...............       53,684         66,184
   Class C Shares...............           --             --
   Class D Shares...............           --             --
   Class S Shares*..............           --             --
                                 ------------  -------------
                                   47,036,887    120,308,004
                                 ------------  -------------
Less: Payments for shares
  reacquired
   Class A Shares...............  (49,177,795)  (113,419,539)
   Class B Shares...............   (1,360,284)    (3,697,791)
   Class C Shares...............           --             --
   Class D Shares...............           --             --
   Class S Shares*..............           --             --
                                 ------------  -------------
Increase (decrease) in net
  assets from capital stock
  transactions..................   (3,501,192)     3,190,674
                                 ------------  -------------
Total Increase (Decrease) in
  Net Assets for period.........   (3,501,192)     3,190,674
Net Assets: Beginning of period.   86,841,128     83,650,454
                                 ------------  -------------
Net Assets: End of period....... $ 83,339,936  $  86,841,128
                                 ============  =============
Undistributed (Distributions in
  Excess of) Net investment
  income at End of Period....... $         --  $          --
                                 ============  =============

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                           Income From Investment Operations             Less Distributions
                                          -----------------------------------  ---------------------------------------
                                                      Net gains or
                                                       losses on
                    Fiscal      Net asset    Net       securities              Dividends                               Net asset
                     year        value,   investment (both realized Total from (from net  Distributions                 value,
Fund/               (period     beginning   income        and       investment investment (from realized     Total      end of
Share Class         ended)      of period   (loss)    unrealized)   operations  income)       gains)     distributions  period
-----------     ----------      --------- ---------- -------------- ---------- ---------- -------------- ------------- ---------
Balanced        11/30/01         $18.67     $0.46        $(0.47)      $(0.01)    $0.50        $1.59          $2.09      $16.57
Class A         11/30/02          16.57      0.32         (1.50)       (1.18)     0.33         0.96           1.29       14.10
                11/30/03          14.10      0.24          1.81         2.05      0.25           --           0.25       15.90
                11/30/04          15.90      0.28          1.29         1.57      0.28         0.36           0.64       16.83
                11/30/05          16.83      0.32          0.86         1.18      0.34         0.82           1.16       16.85

                Six Months
                Ended 05/31/06
                (Unaudited)       16.85      0.17          0.33         0.50      0.18         0.36           0.54       16.81
--------------------------------------------------------------------------------------------------------------------------------
Balanced        11/30/01         $18.70     $0.31        $(0.45)      $(0.14)    $0.36        $1.59          $1.95      $16.61
Class B         11/30/02          16.61      0.20         (1.50)       (1.30)     0.20         0.96           1.16       14.15
                11/30/03          14.15      0.11          1.82         1.93      0.13           --           0.13       15.95
                11/30/04          15.95      0.15          1.29         1.44      0.14         0.36           0.50       16.89
                11/30/05          16.89      0.18          0.86         1.04      0.20         0.82           1.02       16.91

                Six Months
                Ended 05/31/06
                (Unaudited)       16.91      0.10          0.33         0.43      0.11         0.36           0.47       16.87
--------------------------------------------------------------------------------------------------------------------------------
Balanced        11/30/01         $18.68     $0.31        $(0.48)      $(0.17)    $0.34        $1.59          $1.93      $16.58
Class C         11/30/02          16.58      0.18         (1.49)       (1.31)     0.20         0.96           1.16       14.11
                11/30/03          14.11      0.08          1.82         1.90      0.09           --           0.09       15.92
                11/30/04          15.92      0.13          1.29         1.42      0.14         0.36           0.50       16.84
                11/30/05          16.84      0.16          0.87         1.03      0.19         0.82           1.01       16.86

                Six Months
                Ended 05/31/06
                (Unaudited)       16.86      0.10          0.33         0.43      0.11         0.36           0.47       16.82
--------------------------------------------------------------------------------------------------------------------------------
Balanced        11/30/01         $18.63     $0.23        $(0.48)      $(0.25)    $0.28        $1.59          $1.87      $16.51
Class D         11/30/02          16.51      0.15         (1.51)       (1.36)     0.14         0.96           1.10       14.05
                11/30/03          14.05      0.07          1.79         1.86      0.07           --           0.07       15.84
                11/30/04          15.84      0.22          1.28         1.50      0.18         0.36           0.54       16.80
                11/30/05          16.80      0.26          0.86         1.12      0.28         0.82           1.10       16.82

                Six Months
                Ended 05/31/06
                (Unaudited)       16.82      0.15          0.34         0.49      0.16         0.36           0.52       16.79
--------------------------------------------------------------------------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03/(A)/    $10.00     $0.32        $ 1.23       $ 1.55     $0.30        $  --          $0.30      $11.25
Class A         11/30/04          11.25      0.40          0.65         1.05      0.48         0.00****       0.48       11.82
                11/30/05          11.82      0.41         (0.15)        0.26      0.43         0.23           0.66       11.42

                Six Months
                Ended 05/31/06
                (Unaudited)       11.42      0.22          0.09         0.31      0.24         0.21           0.45       11.28
--------------------------------------------------------------------------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03/(A)/    $10.00     $0.25        $ 1.25       $ 1.50     $0.26        $  --          $0.26      $11.24
Class B         11/30/04          11.24      0.31          0.64         0.95      0.39         0.00****       0.39       11.80
                11/30/05          11.80      0.31         (0.15)        0.16      0.34         0.23           0.57       11.39

                Six Months
                Ended 05/31/06
                (Unaudited)       11.39      0.17          0.10         0.27      0.20         0.21           0.41       11.25
--------------------------------------------------------------------------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03/(A)/    $10.00     $0.27        $ 1.25       $ 1.52     $0.27        $  --          $0.27      $11.25
Class C         11/30/04          11.25      0.32          0.63         0.95      0.40         0.00****       0.40       11.80
                11/30/05          11.80      0.33         (0.14)        0.19      0.37         0.23           0.60       11.39

                Six Months
                Ended 05/31/06
                (Unaudited)       11.39      0.16          0.09         0.25      0.19         0.21           0.40       11.24
--------------------------------------------------------------------------------------------------------------------------------

                                                                           Ratios/Supplemental Data
                               ------------------------------------------------------------------------------------

                                                                      Ratio of          Ratio of       Ratio of net
                                                                     expenses to      expenses to       investment
                   Fiscal                  Net assets    Ratio of    average net      average net         income
                    year        Total       at end of   expenses to assets before    assets before      (loss) to
Fund/              (period     return*       period     average net custodian fee  voluntary expense   average net
Share Class        ended)        (%)      (000 omitted) assets (%)  credits**(%)  reimbursements***(%)  assets (%)
-----------     -------------- -------    ------------- ----------- ------------- -------------------- ------------
Balanced        11/30/01       (0.14)       $216,950       1.13         1.15              1.15             2.58
Class A         11/30/02       (7.67)        188,386       1.20         1.21              1.21             2.06
                11/30/03        14.75        214,533       1.20         1.21              1.21             1.53
                11/30/04        10.12        231,599       1.17         1.17              1.17             1.73
                11/30/05         7.36        239,882       1.12         1.14              1.14             1.93

                Six Months
                Ended 05/31/06
                (Unaudited)      3.03++      238,565       1.11+        1.12+             1.12+            2.06+
--------------------------------------------------------------------------------------------------------------------
Balanced        11/30/01       (0.86)       $ 44,616       1.90         1.93              1.93             1.80
Class B         11/30/02       (8.35)         36,607       1.97         1.98              1.98             1.29
                11/30/03        13.74         33,652       2.06         2.07              2.07             0.68
                11/30/04         9.21         30,780       1.99         1.99              1.99             0.89
                11/30/05         6.42         27,012       2.02         2.03              2.03             1.03

                Six Months
                Ended 05/31/06
                (Unaudited)      2.58++       25,375       2.00+        2.02+             2.02+            1.17+
--------------------------------------------------------------------------------------------------------------------
Balanced        11/30/01       (1.06)       $  5,578       2.04         2.06              2.06             1.61
Class C         11/30/02       (8.47)          4,344       2.07         2.08              2.08             1.18
                11/30/03        13.56          4,811       2.26         2.26              2.26             0.47
                11/30/04         9.08          5,694       2.09         2.09              2.09             0.80
                11/30/05         6.35          6,449       2.09         2.10              2.10             0.97

                Six Months
                Ended 05/31/06
                (Unaudited)      2.56++        6,583       2.11+        2.12+             2.12+            1.07+
--------------------------------------------------------------------------------------------------------------------
Balanced        11/30/01       (1.52)       $  4,164       2.50         2.54              2.54             1.13
Class D         11/30/02       (8.82)          6,644       2.50         2.51              2.51             0.78
                11/30/03        13.28          8,951       2.43         2.44              2.44             0.29
                11/30/04         9.69         20,689       1.50         1.51              1.51             1.42
                11/30/05         6.98         21,692       1.41         1.42              1.42             1.65

                Six Months
                Ended 05/31/06
                (Unaudited)      2.92++       21,876       1.43+        1.44+             1.44+            1.74+
--------------------------------------------------------------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03/(A)/   15.61++     $ 38,147       1.17+        1.17+             1.17+            3.94+
Class A         11/30/04         9.58         52,951       1.17         1.17              1.17             3.52
                11/30/05         2.27         55,829       1.15         1.16              1.16             3.60

                Six Months
                Ended 05/31/06
                (Unaudited)      2.79++       39,718       1.27+        1.27+             1.27+            3.74+
--------------------------------------------------------------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03/(A)/   15.11++     $  8,782       1.92+        1.93+             1.93+            3.21+
Class B         11/30/04         8.65         13,497       1.99         1.99              1.99             2.73
                11/30/05         1.42         14,037       1.98         1.98              1.98             2.78

                Six Months
                Ended 05/31/06
                (Unaudited)      2.39++       11,824       2.15+        2.15+             2.15+            2.88+
--------------------------------------------------------------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03/(A)/   15.29++     $  5,771       1.59+        1.60+             1.60+            3.49+
Class C         11/30/04         8.70          9,114       1.84         1.84              1.84             2.90
                11/30/05         1.62          9,875       1.84         1.85              1.85             2.91

                Six Months
                Ended 05/31/06
                (Unaudited)      2.29++        6,669       2.26+        2.26+             2.26+            2.75+
--------------------------------------------------------------------------------------------------------------------

                               ---------------------------
                                     Ratio of
                                  net investment
                                  income (loss)
                   Fiscal           to average
                    year        net assets before   Portfolio
Fund/              (period      voluntary expense   turnover
Share Class        ended)      reimbursements***(%) rate (%)
-----------     -------------- -------------------- ---------
Balanced        11/30/01               2.58            124
Class A         11/30/02               2.06            159
                11/30/03               1.53            242
                11/30/04               1.73            220
                11/30/05               1.93            187

                Six Months
                Ended 05/31/06
                (Unaudited)            2.06+           108++
-------------------------------------------------------------
Balanced        11/30/01               1.80            124
Class B         11/30/02               1.29            159
                11/30/03               0.68            242
                11/30/04               0.89            220
                11/30/05               1.03            187

                Six Months
                Ended 05/31/06
                (Unaudited)            1.17+           108++
-------------------------------------------------------------
Balanced        11/30/01               1.61            124
Class C         11/30/02               1.18            159
                11/30/03               0.47            242
                11/30/04               0.80            220
                11/30/05               0.97            187

                Six Months
                Ended 05/31/06
                (Unaudited)            1.07+           108++
-------------------------------------------------------------
Balanced        11/30/01               1.13            124
Class D         11/30/02               0.78            159
                11/30/03               0.29            242
                11/30/04               1.42            220
                11/30/05               1.65            187

                Six Months
                Ended 05/31/06
                (Unaudited)            1.74+           108++
-------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03/(A)/          3.94+           131++
Class A         11/30/04               3.52            136
                11/30/05               3.60            174

                Six Months
                Ended 05/31/06
                (Unaudited)            3.74+            70++
-------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03/(A)/          3.21+           131++
Class B         11/30/04               2.73            136
                11/30/05               2.78            174

                Six Months
                Ended 05/31/06
                (Unaudited)            2.88+            70++
-------------------------------------------------------------
Capital Markets 03/10/03-
Income          11/30/03/(A)/          3.49+           131++
Class C         11/30/04               2.90            136
                11/30/05               2.91            174

                Six Months
                Ended 05/31/06
                (Unaudited)            2.75+            70++
-------------------------------------------------------------

                                 See Page 60 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                        Income From Investment Operations              Less Distributions
                                       -----------------------------------  ----------------------------------------
                                                   Net gains or
                                                    losses on
                 Fiscal      Net asset    Net       securities              Dividends                                Net asset
                  year        value,   investment (both realized Total from (from net   Distributions                 value,
Fund/            (period     beginning   income        and       investment investment  (from realized     Total      end of
Share Class      ended)      of period   (loss)    unrealized)   operations  income)        gains)     distributions  period
-----------  --------------  --------- ---------- -------------- ---------- ----------  -------------- ------------- ---------
Capital      11/30/01         $18.53     $ 0.03       $(3.26)      $(3.23)    $  --         $  --          $  --      $15.30
Opportunity^ 11/30/02          15.30       0.07        (2.93)       (2.86)     0.01            --           0.01       12.43
Class A      11/30/03          12.43       0.10         1.35         1.45      0.06            --           0.06       13.82
             11/30/04          13.82       0.19         0.64         0.83      0.09            --           0.09       14.56
             11/30/05          14.56       0.14         0.89         1.03      0.33            --           0.33       15.26

             Six Months
             Ended 05/31/06
             (Unaudited)       15.26       0.01        (0.22)       (0.21)       --            --             --       15.05
------------------------------------------------------------------------------------------------------------------------------
Capital      11/30/01         $18.38     $(0.10)      $(3.22)      $(3.32)    $  --         $  --          $  --      $15.06
Opportunity^ 11/30/02          15.06      (0.06)       (2.89)       (2.95)       --            --             --       12.11
Class B      11/30/03          12.11      (0.02)        1.31         1.29        --            --             --       13.40
             11/30/04          13.40       0.07         0.62         0.69        --            --             --       14.09
             11/30/05          14.09      (0.02)        0.88         0.86      0.07            --           0.07       14.88

             Six Months
             Ended 05/31/06
             (Unaudited)       14.88      (0.08)       (0.21)       (0.29)       --            --             --       14.59
------------------------------------------------------------------------------------------------------------------------------
Capital      11/30/01         $18.36     $(0.36)      $(3.22)      $(3.58)    $  --         $  --          $  --      $14.78
Opportunity^ 11/30/02          14.78      (0.18)       (2.80)       (2.98)       --            --             --       11.80
Class C      11/30/03          11.80      (0.18)        1.22         1.04        --            --             --       12.84
             11/30/04          12.84      (0.03)        0.60         0.57        --            --             --       13.41
             11/30/05          13.41      (0.10)        0.87         0.77      0.02            --           0.02       14.16

             Six Months
             Ended 05/31/06
             (Unaudited)       14.16      (0.08)       (0.20)       (0.28)       --            --             --       13.88
------------------------------------------------------------------------------------------------------------------------------
Common       11/30/01         $41.22     $ 0.24       $(2.50)      $(2.26)    $0.27         $5.51          $5.78      $33.18
Stock        11/30/02          33.18       0.22        (3.91)       (3.69)     0.18          3.61           3.79       25.70
Class A      11/30/03          25.70       0.17         4.08         4.25      0.19            --           0.19       29.76
             11/30/04          29.76       0.23         3.53         3.76      0.15          2.13           2.28       31.24
             11/30/05          31.24       0.25         2.79         3.04      0.28          2.80           3.08       31.20

             Six Months
             Ended 05/31/06
             (Unaudited)       31.20       0.13         1.22         1.35      0.14          1.40           1.54       31.01
------------------------------------------------------------------------------------------------------------------------------
Common       11/30/01         $41.08     $(0.05)      $(2.48)      $(2.53)    $0.00****     $5.51          $5.51      $33.04
Stock        11/30/02          33.04      (0.05)       (3.88)       (3.93)       --          3.61           3.61       25.50
Class B      11/30/03          25.50      (0.08)        4.05         3.97      0.01            --           0.01       29.46
             11/30/04          29.46      (0.06)        3.49         3.43        --          2.13           2.13       30.76
             11/30/05          30.76      (0.01)        2.74         2.73      0.05          2.80           2.85       30.64

             Six Months
             Ended 05/31/06
             (Unaudited)       30.64      (0.03)        1.20         1.17        --          1.40           1.40       30.41
------------------------------------------------------------------------------------------------------------------------------
Common       11/30/01         $41.16     $(0.03)      $(2.54)      $(2.57)    $0.00****     $5.51          $5.51      $33.08
Stock        11/30/02          33.08      (0.06)       (3.90)       (3.96)       --          3.61           3.61       25.51
Class C      11/30/03          25.51      (0.14)        4.05         3.91      0.01            --           0.01       29.41
             11/30/04          29.41      (0.08)        3.48         3.40        --          2.13           2.13       30.68
             11/30/05          30.68      (0.07)        2.76         2.69      0.04          2.80           2.84       30.53

             Six Months
             Ended 05/31/06
             (Unaudited)       30.53      (0.05)        1.20         1.15        --          1.40           1.40       30.28
------------------------------------------------------------------------------------------------------------------------------
Government   11/30/01         $ 9.81     $ 0.57       $ 0.38       $ 0.95     $0.57         $  --          $0.57      $10.19
Securities   11/30/02          10.19       0.51         0.15         0.66      0.51            --           0.51       10.34
Class A      11/30/03          10.34       0.38         0.12         0.50      0.46            --           0.46       10.38
             11/30/04          10.38       0.39         0.10         0.49      0.45            --           0.45       10.42
             11/30/05          10.42       0.43        (0.21)        0.22      0.45            --           0.45       10.19

             Six Months
             Ended 05/31/06
             (Unaudited)       10.19       0.23        (0.22)        0.01      0.24            --           0.24        9.96
------------------------------------------------------------------------------------------------------------------------------

                                                                         Ratios/Supplemental Data
                            -----------------------------------------------------------------------------------

                                                                  Ratio of          Ratio of       Ratio of net
                                                                 expenses to      expenses to       investment
                Fiscal                 Net assets    Ratio of    average net      average net         income
                 year         Total     at end of   expenses to assets before    assets before      (loss) to
Fund/           (period      return*     period     average net custodian fee  voluntary expense   average net
Share Class     ended)         (%)    (000 omitted) assets (%)  credits**(%)  reimbursements***(%)  assets (%)
-----------  -------------- -------   ------------- ----------- ------------- -------------------- ------------
Capital      11/30/01       (17.43)    $   57,585      0.65         0.66              0.78             0.19
Opportunity^ 11/30/02       (18.73)        47,721      0.65         0.65              0.79             0.49
Class A      11/30/03         11.73        56,154      0.65         0.65              0.85             0.79
             11/30/04          6.03        61,945      0.65         0.65              0.81             1.37
             11/30/05          7.13        71,063      0.79         0.80              0.92             0.76

             Six Months
             Ended 05/31/06
             (Unaudited)     (1.38)++      61,283      1.30+        1.31+             1.46+            0.07+
----------------------------------------------------------------------------------------------------------------
Capital      11/30/01       (18.06)    $   15,778      1.47         1.48              1.60            (0.63)
Opportunity^ 11/30/02       (19.59)        11,867      1.59         1.59              1.73            (0.44)
Class B      11/30/03         10.65        12,952      1.60         1.60              1.80            (0.16)
             11/30/04          5.15        12,327      1.54         1.54              1.71             0.44
             11/30/05          6.11        15,301      1.77         1.79              1.91            (0.23)

             Six Months
             Ended 05/31/06
             (Unaudited)     (1.95)++      11,114      2.42+        2.43+             2.59+           (1.05)+
----------------------------------------------------------------------------------------------------------------
Capital      11/30/01       (19.50)    $      864      3.22         3.23              3.34            (2.37)
Opportunity^ 11/30/02       (20.16)           797      2.55         2.55              2.68            (1.39)
Class C      11/30/03          8.81         1,228      2.96         2.96              3.16            (1.53)
             11/30/04          4.44         2,385      2.09         2.09              2.25             0.01
             11/30/05          5.74         3,224      2.13         2.15              2.27            (0.58)

             Six Months
             Ended 05/31/06
             (Unaudited)     (1.98)++       2,696      2.57+        2.58+             2.73+           (1.20)+
----------------------------------------------------------------------------------------------------------------
Common       11/30/01        (6.43)    $1,129,290      1.05         1.06              1.06             0.66
Stock        11/30/02       (12.55)       889,066      1.02         1.02              1.02             0.76
Class A      11/30/03         16.67       979,837      1.08         1.08              1.08             0.62
             11/30/04         13.19     1,042,308      1.05         1.05              1.05             0.76
             11/30/05         10.51     1,071,523      1.04         1.05              1.05             0.83

             Six Months
             Ended 05/31/06
             (Unaudited)       4.47++   1,076,414      1.10+        1.10+             1.11+            0.78+
----------------------------------------------------------------------------------------------------------------
Common       11/30/01        (7.20)    $  112,871      1.86         1.86              1.86            (0.14)
Stock        11/30/02       (13.39)        80,772      1.95         1.96              1.96            (0.18)
Class B      11/30/03         15.57        72,163      2.03         2.03              2.03            (0.32)
             11/30/04         12.12        61,909      1.99         1.99              1.99            (0.21)
             11/30/05          9.49        53,970      1.98         1.99              1.99            (0.11)

             Six Months
             Ended 05/31/06
             (Unaudited)       3.95++      50,090      2.06+        2.06+             2.07+           (0.18)+
----------------------------------------------------------------------------------------------------------------
Common       11/30/01        (7.30)    $    6,987      1.91         1.91              1.91            (0.12)
Stock        11/30/02       (13.48)         5,018      2.01         2.02              2.02            (0.23)
Class C      11/30/03         15.32         5,774      2.24         2.24              2.24            (0.54)
             11/30/04         12.03         6,530      2.06         2.06              2.06            (0.25)
             11/30/05          9.41         9,585      2.09         2.09              2.09            (0.20)

             Six Months
             Ended 05/31/06
             (Unaudited)       3.90++      11,203      2.16+        2.17+             2.18+           (0.27)+
----------------------------------------------------------------------------------------------------------------
Government   11/30/01          9.96    $   73,046      0.83         0.85              1.00             5.68
Securities   11/30/02          6.70       107,121      0.85         0.86              1.01             4.72
Class A      11/30/03          4.85       102,713      0.94         0.95              0.98             3.62
             11/30/04          4.80       104,738      0.97         0.98              0.98             3.78
             11/30/05          2.08       204,868      1.00         1.02              1.02             4.09

             Six Months
             Ended 05/31/06
             (Unaudited)       0.10++     201,123      0.98+        1.00+             1.00+            4.59+
----------------------------------------------------------------------------------------------------------------

                            -----------------------------
                                  Ratio of
                               net investment
                               income (loss)
                Fiscal           to average
                 year        net assets before   Portfolio
Fund/           (period      voluntary expense   turnover
Share Class     ended)      reimbursements***(%) rate (%)
-----------  -------------- -------------------- ---------
Capital      11/30/01               0.07             52
Opportunity^ 11/30/02               0.36             29
Class A      11/30/03               0.59             24
             11/30/04               1.21             19
             11/30/05               0.64             30

             Six Months
             Ended 05/31/06
             (Unaudited)           (0.08)+           23++
----------------------------------------------------------
Capital      11/30/01              (0.75)            52
Opportunity^ 11/30/02              (0.58)            29
Class B      11/30/03              (0.36)            24
             11/30/04               0.28             19
             11/30/05              (0.36)            30

             Six Months
             Ended 05/31/06
             (Unaudited)           (1.21)+           23++
----------------------------------------------------------
Capital      11/30/01              (2.48)            52
Opportunity^ 11/30/02              (1.52)            29
Class C      11/30/03              (1.73)            24
             11/30/04              (0.15)            19
             11/30/05              (0.70)            30

             Six Months
             Ended 05/31/06
             (Unaudited)           (1.35)+           23++
----------------------------------------------------------
Common       11/30/01               0.66             65
Stock        11/30/02               0.76             55
Class A      11/30/03               0.62             76
             11/30/04               0.76             57
             11/30/05               0.83             26

             Six Months
             Ended 05/31/06
             (Unaudited)            0.78+             7++
----------------------------------------------------------
Common       11/30/01              (0.14)            65
Stock        11/30/02              (0.18)            55
Class B      11/30/03              (0.32)            76
             11/30/04              (0.21)            57
             11/30/05              (0.11)            26

             Six Months
             Ended 05/31/06
             (Unaudited)           (0.18)+            7++
----------------------------------------------------------
Common       11/30/01              (0.12)            65
Stock        11/30/02              (0.23)            55
Class C      11/30/03              (0.54)            76
             11/30/04              (0.25)            57
             11/30/05              (0.20)            26

             Six Months
             Ended 05/31/06
             (Unaudited)           (0.27)+            7++
----------------------------------------------------------
Government   11/30/01               5.53            379
Securities   11/30/02               4.56            452
Class A      11/30/03               3.59            576
             11/30/04               3.78            473
             11/30/05               4.09            505

             Six Months
             Ended 05/31/06
             (Unaudited)            4.59+           335++
----------------------------------------------------------


                                 See Page 60 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                     Income From Investment Operations             Less Distributions
      -                             -----------------------------------  ---------------------------------------
                                                Net gains or
                                                 losses on
                Fiscal    Net asset    Net       securities              Dividends                               Net asset
                 year      value,   investment (both realized Total from (from net  Distributions                 value,
Fund/           (period   beginning   income        and       investment investment (from realized     Total      end of
Share Class     ended)    of period   (loss)    unrealized)   operations  income)       gains)     distributions  period
-----------   ----------- --------- ---------- -------------- ---------- ---------- -------------- ------------- ---------
High Yield    11/30/01     $ 7.76     $ 0.72       $(0.10)      $ 0.62     $0.72        $  --          $0.72      $ 7.66
Bond          11/30/02       7.66       0.63        (0.18)        0.45      0.63           --           0.63        7.48
Class A       11/30/03       7.48       0.63         0.71         1.34      0.62           --           0.62        8.20
              11/30/04       8.20       0.56         0.16#        0.72      0.57           --           0.57        8.35
              11/30/05       8.35       0.55        (0.46)        0.09      0.54           --           0.54        7.90

              Six Months
              Ended 05/31/06
              (Unaudited)    7.90       0.26        (0.04)        0.22      0.26           --           0.26        7.86
--------------------------------------------------------------------------------------------------------------------------
High Yield    11/30/01     $ 7.75     $ 0.69       $(0.09)      $ 0.60     $0.69        $  --          $0.69      $ 7.66
Bond          11/30/02       7.66       0.59        (0.19)        0.40      0.59           --           0.59        7.47
Class B       11/30/03       7.47       0.57         0.72         1.29      0.57           --           0.57        8.19
              11/30/04       8.19       0.51         0.14#        0.65      0.51           --           0.51        8.33
              11/30/05       8.33       0.48        (0.46)        0.02      0.47           --           0.47        7.88

              Six Months
              Ended 05/31/06
              (Unaudited)    7.88       0.22        (0.04)        0.18      0.22           --           0.22        7.84
--------------------------------------------------------------------------------------------------------------------------
High Yield    11/30/01     $ 7.78     $ 0.62       $(0.08)      $ 0.54     $0.62        $  --          $0.62      $ 7.70
Bond          11/30/02       7.70       0.56        (0.19)        0.37      0.54           --           0.54        7.53
Class C       11/30/03       7.53       0.55         0.72         1.27      0.54           --           0.54        8.26
              11/30/04       8.26       0.48         0.16#        0.64      0.48           --           0.48        8.42
              11/30/05       8.42       0.48        (0.46)        0.02      0.46           --           0.46        7.98

              Six Months
              Ended 05/31/06
              (Unaudited)    7.98       0.22        (0.04)        0.18      0.22           --           0.22        7.94
--------------------------------------------------------------------------------------------------------------------------
International 11/30/01     $18.64     $ 0.12       $(2.16)      $(2.04)    $0.18        $3.21          $3.39      $13.21
Equity        11/30/02      13.21       0.17        (1.37)       (1.20)     0.14         0.04           0.18       11.83
Class A       11/30/03      11.83       0.16         2.09         2.25      0.19         0.07           0.26       13.82
              11/30/04      13.82       0.20         3.17#        3.37      0.14           --           0.14       17.05
              11/30/05      17.05       0.21         1.56         1.77      0.17           --           0.17       18.65

              Six Months
              Ended 05/31/06
              (Unaudited)   18.65       0.12         2.58         2.70      0.24         1.00           1.24       20.11
--------------------------------------------------------------------------------------------------------------------------
International 11/30/01     $18.30     $(0.02)      $(2.13)      $(2.15)    $  --        $3.21          $3.21      $12.94
Equity        11/30/02      12.94       0.02        (1.35)       (1.33)       --         0.04           0.04       11.57
Class B       11/30/03      11.57       0.01         2.05         2.06      0.03         0.07           0.10       13.53
              11/30/04      13.53       0.06         3.07#        3.13        --           --             --       16.66
              11/30/05      16.66       0.03         1.50         1.53        --           --             --       18.19

              Six Months
              Ended 05/31/06
              (Unaudited)   18.19      (0.01)        2.55         2.54      0.03         1.00           1.03       19.70
--------------------------------------------------------------------------------------------------------------------------
International 11/30/01     $18.47     $(0.08)      $(2.13)      $(2.21)    $  --        $3.21          $3.21      $13.05
Equity        11/30/02      13.05      (0.03)       (1.35)       (1.38)       --         0.04           0.04       11.63
Class C       11/30/03      11.63      (0.04)        2.07         2.03        --         0.07           0.07       13.59
              11/30/04      13.59      (0.01)        3.14#        3.13        --           --             --       16.72
              11/30/05      16.72       0.01         1.52         1.53        --           --             --       18.25

              Six Months
              Ended 05/31/06
              (Unaudited)   18.25      (0.03)        2.57         2.54        --         1.00           1.00       19.79
--------------------------------------------------------------------------------------------------------------------------

                                                                       Ratios/Supplemental Data
                          -----------------------------------------------------------------------------------

                                                                Ratio of          Ratio of       Ratio of net
                                                               expenses to      expenses to       investment
                Fiscal               Net assets    Ratio of    average net      average net         income
                 year       Total     at end of   expenses to assets before    assets before      (loss) to
Fund/           (period    return*     period     average net custodian fee  voluntary expense   average net
Share Class     ended)       (%)    (000 omitted) assets (%)  credits**(%)  reimbursements***(%)  assets (%)
-----------   ----------- -------   ------------- ----------- ------------- -------------------- ------------
High Yield    11/30/01       8.34     $ 22,215       1.25         1.28              1.28             9.21
Bond          11/30/02       6.09       40,181       1.24         1.25              1.25             8.35
Class A       11/30/03      18.71      110,431       1.18         1.19              1.19             7.85
              11/30/04       9.09#     149,886       1.16         1.16              1.16             6.83
              11/30/05       1.11      107,308       1.22         1.22              1.22             6.67

              Six Months
              Ended 05/31/06
              (Unaudited)    2.79++     60,203       1.27+        1.29+             1.29+            6.38+
--------------------------------------------------------------------------------------------------------------
High Yield    11/30/01       8.06     $ 44,300       1.64         1.68              1.68             8.84
Bond          11/30/02       5.49       47,552       1.70         1.71              1.71             7.88
Class B       11/30/03      17.87       45,061       1.95         1.96              1.96             7.22
              11/30/04       8.14#      31,471       2.08         2.08              2.08             5.97
              11/30/05       0.18       21,510       2.13         2.14              2.14             5.75

              Six Months
              Ended 05/31/06
              (Unaudited)    2.33++     18,680       2.15+        2.16+             2.16+            5.48+
--------------------------------------------------------------------------------------------------------------
High Yield    11/30/01       7.22     $  1,810       2.41         2.45              2.45             7.88
Bond          11/30/02       5.00        4,208       2.27         2.27              2.27             7.20
Class C       11/30/03      17.54       13,143       2.16         2.17              2.17             6.93
              11/30/04       8.03#      13,921       2.13         2.13              2.13             5.89
              11/30/05       0.23       10,529       2.16         2.17              2.17             5.72

              Six Months
              Ended 05/31/06
              (Unaudited)    2.27++      8,099       2.21+        2.22+             2.22+            5.42+
--------------------------------------------------------------------------------------------------------------
International 11/30/01    (13.51)     $ 98,079       1.23         1.26              1.26             0.88
Equity        11/30/02     (9.21)       75,951       1.29         1.30              1.30             1.26
Class A       11/30/03      19.61       86,913       1.34         1.35              1.35             1.38
              11/30/04      24.58#     109,959       1.30         1.31              1.31             1.34
              11/30/05      10.43      113,349       1.30         1.32              1.32             1.29

              Six Months
              Ended 05/31/06
              (Unaudited)   15.21++    133,231       1.38+        1.42+             1.42+            1.30+
--------------------------------------------------------------------------------------------------------------
International 11/30/01    (14.36)     $ 17,176       2.19         2.21              2.21            (0.08)
Equity        11/30/02    (10.31)       12,668       2.43         2.44              2.44             0.16
Class B       11/30/03      18.03       11,255       2.66         2.67              2.67             0.13
              11/30/04      23.13#      11,802       2.44         2.45              2.45             0.22
              11/30/05       9.18       12,054       2.40         2.42              2.42             0.21

              Six Months
              Ended 05/31/06
              (Unaudited)   14.56++     13,534       2.54+        2.59+             2.59+            0.14+
--------------------------------------------------------------------------------------------------------------
International 11/30/01    (14.59)     $  1,622       2.34         2.36              2.36            (0.43)
Equity        11/30/02    (10.61)        1,370       2.89         2.90              2.90            (0.25)
Class C       11/30/03      17.64        1,856       2.95         2.96              2.96            (0.24)
              11/30/04      23.03#       3,394       2.53         2.54              2.54             0.17
              11/30/05       9.15        2,867       2.47         2.49              2.49             0.18

              Six Months
              Ended 05/31/06
              (Unaudited)   14.48++      4,259       2.71+        2.76+             2.76+            0.16+
                          ------------------------------------------------------------------------------------

                          -----------------------------
                                Ratio of
                             net investment
                             income (loss)
                Fiscal         to average
                 year      net assets before   Portfolio
Fund/           (period    voluntary expense   turnover
Share Class     ended)    reimbursements***(%) rate (%)
-----------   ----------- -------------------- ---------
High Yield    11/30/01            9.21            148
Bond          11/30/02            8.35            111
Class A       11/30/03            7.85             86
              11/30/04            6.83             78
              11/30/05            6.67             73

              Six Months
              Ended 05/31/06
              (Unaudited)         6.38+            33++
--------------------------------------------------------
High Yield    11/30/01            8.84            148
Bond          11/30/02            7.88            111
Class B       11/30/03            7.22             86
              11/30/04            5.97             78
              11/30/05            5.75             73

              Six Months
              Ended 05/31/06
              (Unaudited)         5.48+            33++
--------------------------------------------------------
High Yield    11/30/01            7.88            148
Bond          11/30/02            7.20            111
Class C       11/30/03            6.93             86
              11/30/04            5.89             78
              11/30/05            5.72             73

              Six Months
              Ended 05/31/06
              (Unaudited)         5.42+            33++
--------------------------------------------------------
International 11/30/01            0.88             29
Equity        11/30/02            1.26             33
Class A       11/30/03            1.38             28
              11/30/04            1.34             28
              11/30/05            1.29             23

              Six Months
              Ended 05/31/06
              (Unaudited)         1.30+            57++
--------------------------------------------------------
International 11/30/01           (0.08)            29
Equity        11/30/02            0.16             33
Class B       11/30/03            0.13             28
              11/30/04            0.22             28
              11/30/05            0.21             23

              Six Months
              Ended 05/31/06
              (Unaudited)         0.14+            57++
--------------------------------------------------------
International 11/30/01           (0.43)            29
Equity        11/30/02           (0.25)            33
Class C       11/30/03           (0.24)            28
              11/30/04            0.17             28
              11/30/05            0.18             23

              Six Months
              Ended 05/31/06
              (Unaudited)         0.16+            57++
                          ------------------------------


                                 See Page 60 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                        Income From Investment Operations             Less Distributions
                                       -----------------------------------  ---------------------------------------
                                                   Net gains or
                                                    losses on
                  Fiscal     Net asset    Net       securities              Dividends                               Net asset
                   year       value,   investment (both realized Total from (from net  Distributions                 value,
Fund/             (period    beginning   income        and       investment investment (from realized     Total      end of
Share Class       ended)     of period   (loss)    unrealized)   operations  income)       gains)     distributions  period
-----------    --------      --------- ---------- -------------- ---------- ---------- -------------- ------------- ---------
Mid Cap        11/30/01       $18.97     $(0.14)      $(4.06)      $(4.20)    $  --        $2.14          $2.14      $12.63
Growth         11/30/02        12.63      (0.09)       (2.22)       (2.31)       --           --             --       10.32
Class A        11/30/03        10.32      (0.10)        3.42         3.32        --           --             --       13.64
               11/30/04        13.64      (0.12)        1.45         1.33        --           --             --       14.97
               11/30/05        14.97      (0.09)        0.93         0.84        --           --             --       15.81

               Six Months
               Ended 05/31/06
               (Unaudited)     15.81      (0.05)        0.40         0.35        --           --             --       16.16
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap        11/30/01       $18.39     $(0.27)      $(3.91)      $(4.18)    $  --        $2.14          $2.14      $12.07
Growth         11/30/02        12.07      (0.20)       (2.11)       (2.31)       --           --             --        9.76
Class B        11/30/03         9.76      (0.22)        3.20         2.98        --           --             --       12.74
               11/30/04        12.74      (0.24)        1.35         1.11        --           --             --       13.85
               11/30/05        13.85      (0.23)        0.85         0.62        --           --             --       14.47

               Six Months
               Ended 05/31/06
               (Unaudited)     14.47      (0.12)        0.38         0.26        --           --             --       14.73
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap        11/30/01       $18.86     $(0.33)      $(3.99)      $(4.32)    $  --        $2.14          $2.14      $12.40
Growth         11/30/02        12.40      (0.24)       (2.17)       (2.41)       --           --             --        9.99
Class C        11/30/03         9.99      (0.25)        3.27         3.02        --           --             --       13.01
               11/30/04        13.01      (0.30)        1.37         1.07        --           --             --       14.08
               11/30/05        14.08      (0.26)        0.86         0.60        --           --             --       14.68

               Six Months
               Ended 05/31/06
               (Unaudited)     14.68      (0.14)        0.38         0.24        --           --             --       14.92
-----------------------------------------------------------------------------------------------------------------------------
New York       11/30/01       $11.59     $ 0.57       $ 0.45       $ 1.02     $0.57        $  --          $0.57      $12.04
Tax-Free       11/30/02        12.04       0.52         0.21         0.73      0.52           --           0.52       12.25
Income         11/30/03        12.25       0.47         0.31         0.78      0.47           --           0.47       12.56
Class A        11/30/04        12.56       0.45        (0.20)        0.25      0.45           --           0.45       12.36
               11/30/05        12.36       0.43        (0.21)        0.22      0.43           --           0.43       12.15

               Six Months
               Ended 05/31/06
               (Unaudited)     12.15       0.22        (0.08)        0.14      0.22         0.11           0.33       11.96
-----------------------------------------------------------------------------------------------------------------------------
Pennsylvania   11/30/01       $12.46     $ 0.54       $ 0.41       $ 0.95     $0.54        $  --          $0.54      $12.87
Tax-Free       11/30/02        12.87       0.49         0.20         0.69      0.49           --           0.49       13.07
Trust          11/30/03        13.07       0.46         0.25         0.71      0.46           --           0.46       13.32
Class A        11/30/04        13.32       0.41        (0.22)        0.19      0.41           --           0.41       13.10
               11/30/05        13.10       0.40        (0.19)        0.21      0.40         0.07           0.47       12.84

               Six Months
               Ended 05/31/06
               (Unaudited)     12.84       0.22        (0.12)        0.10      0.22         0.23           0.45       12.49
-----------------------------------------------------------------------------------------------------------------------------
Short Maturity 11/30/01       $ 9.56     $ 0.57       $ 0.15       $ 0.72     $0.57        $  --          $0.57      $ 9.71
Government     11/30/02         9.71       0.47         0.07         0.54      0.47           --           0.47        9.78
Class A        11/30/03         9.78       0.22        (0.05)        0.17      0.41           --           0.41        9.54
               11/30/04         9.54       0.29        (0.04)        0.25      0.42           --           0.42        9.37
               11/30/05         9.37       0.31        (0.21)        0.10      0.40           --           0.40        9.07

               Six Months
               Ended 05/31/06
               (Unaudited)      9.07       0.18        (0.11)        0.07      0.21           --           0.21        8.93
-----------------------------------------------------------------------------------------------------------------------------
Short Maturity
Government     03/03/05-
Class S        11/30/05/(B)/    9.28       0.21        (0.15)        0.06      0.27           --           0.27        9.07

               Six Months
               Ended 05/31/06
               (Unaudited)      9.07       0.16        (0.11)        0.05      0.19           --           0.19        8.93
-----------------------------------------------------------------------------------------------------------------------------

                                                                           Ratios/Supplemental Data
                              -------------------------------------------------------------------------------------

                                                                      Ratio of          Ratio of       Ratio of net
                                                                     expenses to      expenses to       investment
                   Fiscal                  Net assets    Ratio of    average net      average net         income
                    year        Total       at end of   expenses to assets before    assets before      (loss) to
Fund/              (period     return*       period     average net custodian fee  voluntary expense   average net
Share Class        ended)        (%)      (000 omitted) assets (%)  credits**(%)  reimbursements***(%)  assets (%)
-----------     ------------- -------     ------------- ----------- ------------- -------------------- ------------
Mid Cap         11/30/01      (24.45)       $148,973       1.25         1.27              1.27            (0.99)
Growth          11/30/02      (18.29)        109,161       1.30         1.31              1.31            (0.80)
Class A         11/30/03        32.17        137,019       1.31         1.31              1.31            (0.98)
                11/30/04         9.75        147,021       1.24         1.24              1.24            (0.90)
                11/30/05         5.61        166,181       1.24         1.25              1.25            (0.60)

                Six Months
                Ended 05/31/06
                (Unaudited)      2.21++      153,744       1.30+        1.31+             1.31+           (0.63)+
--------------------------------------------------------------------------------------------------------------------
Mid Cap         11/30/01      (25.20)       $ 33,322       2.26         2.27              2.27            (2.00)
Growth          11/30/02      (19.14)         24,321       2.29         2.30              2.30            (1.79)
Class B         11/30/03        30.53         28,615       2.46         2.47              2.47            (2.13)
                11/30/04         8.71         26,608       2.19         2.20              2.20            (1.86)
                11/30/05         4.48         24,820       2.28         2.30              2.30            (1.65)

                Six Months
                Ended 05/31/06
                (Unaudited)      1.80++       21,355       2.32+        2.33+             2.33+           (1.64)+
--------------------------------------------------------------------------------------------------------------------
Mid Cap         11/30/01      (25.33)       $  2,447       2.60         2.61              2.61            (2.36)
Growth          11/30/02      (19.44)          1,675       2.65         2.65              2.65            (2.15)
Class C         11/30/03        30.23          1,951       2.71         2.72              2.72            (2.39)
                11/30/04         8.22          2,873       2.60         2.61              2.61            (2.27)
                11/30/05         4.26          4,869       2.48         2.50              2.50            (1.84)

                Six Months
                Ended 05/31/06
                (Unaudited)      1.63++        4,698       2.54+        2.55+             2.55+           (1.87)+
--------------------------------------------------------------------------------------------------------------------
New York        11/30/01         8.90       $ 23,275       0.35         0.37              0.93             4.71
Tax-Free        11/30/02         6.19         26,560       0.50         0.52              0.93             4.27
Income          11/30/03         6.49         32,478       0.67         0.68              0.89             3.81
Class A         11/30/04         2.01         29,035       0.86         0.87              0.91             3.58
                11/30/05         1.78         29,020       0.91         0.92              0.92             3.49

                Six Months
                Ended 05/31/06
                (Unaudited)      1.16++       28,100       0.95+        0.96+             0.96+            3.61+
--------------------------------------------------------------------------------------------------------------------
Pennsylvania    11/30/01         7.68       $ 29,362       1.05         1.07              1.19             4.16
Tax-Free        11/30/02         5.49         31,411       1.12         1.14              1.14             3.79
Trust           11/30/03         5.51         29,420       1.17         1.18              1.18             3.44
Class A         11/30/04         1.41         27,452       1.23         1.24              1.24             3.07
                11/30/05         1.63         25,649       1.24         1.25              1.25             3.10

                Six Months
                Ended 05/31/06
                (Unaudited)      0.81++       22,827       1.15+        1.16+             1.16+            3.44+
--------------------------------------------------------------------------------------------------------------------
Short                            7.74
Maturity        11/30/01                    $ 92,410       0.74         0.77              1.15             5.90
Government      11/30/02         5.68        257,690       0.76         0.77              1.09             3.81
Class A         11/30/03         1.79        367,541       0.81         0.81              1.06             2.24
                11/30/04         2.64        322,431       0.91         0.91              1.07             3.06
                11/30/05         1.09        259,386       1.05         1.06              1.09             3.39

                Six Months
                Ended 05/31/06
                (Unaudited)      0.76++      222,244       1.10+        1.12+             1.12+            3.94+
--------------------------------------------------------------------------------------------------------------------
Short
Maturity
Government      03/03/05-
Class S         11/30/05/(B)/    0.58++     $ 18,323       1.44+        1.45+             1.45+            3.21+

                Six Months
                Ended 05/31/06
                (Unaudited)      0.54++       15,136       1.49+        1.50+             1.50+            3.54+
--------------------------------------------------------------------------------------------------------------------

                              ---------------------------
                                    Ratio of
                                 net investment
                                 income (loss)
                   Fiscal          to average
                    year       ]net assets before  Portfolio
Fund/              (period     voluntary expense   turnover
Share Class        ended)     reimbursements***(%) rate (%)
-----------     ------------- -------------------- ---------
Mid Cap         11/30/01             (0.99)            88
Growth          11/30/02             (0.80)           230
Class A         11/30/03             (0.98)           116
                11/30/04             (0.90)            98
                11/30/05             (0.60)           160

                Six Months
                Ended 05/31/06
                (Unaudited)          (0.63)+           25++
------------------------------------------------------------
Mid Cap         11/30/01             (2.00)            88
Growth          11/30/02             (1.79)           230
Class B         11/30/03             (2.13)           116
                11/30/04             (1.86)            98
                11/30/05             (1.65)           160

                Six Months
                Ended 05/31/06
                (Unaudited)          (1.64)+           25++
------------------------------------------------------------
Mid Cap         11/30/01             (2.36)            88
Growth          11/30/02             (2.15)           230
Class C         11/30/03             (2.39)           116
                11/30/04             (2.27)            98
                11/30/05             (1.84)           160

                Six Months
                Ended 05/31/06
                (Unaudited)          (1.87)+           25++
------------------------------------------------------------
New York        11/30/01              4.14              4
Tax-Free        11/30/02              3.86             13
Income          11/30/03              3.60              5
Class A         11/30/04              3.54              8
                11/30/05              3.49             49

                Six Months
                Ended 05/31/06
                (Unaudited)           3.61+             0++
------------------------------------------------------------
Pennsylvania    11/30/01              4.05              8
Tax-Free        11/30/02              3.79             23
Trust           11/30/03              3.44              9
Class A         11/30/04              3.07             11
                11/30/05              3.10             40

                Six Months
                Ended 05/31/06
                (Unaudited)           3.44+            16++
------------------------------------------------------------
Short
Maturity        11/30/01              5.52            141
Government      11/30/02              3.49             74
Class A         11/30/03              1.99            119
                11/30/04              2.90            136
                11/30/05              3.36            113

                Six Months
                Ended 05/31/06
                (Unaudited)           3.94+            61++
------------------------------------------------------------
Short
Maturity
Government      03/03/05-
Class S         11/30/05/(B)/         3.21+           113++

                Six Months
                Ended 05/31/06
                (Unaudited)           3.54+            61++
------------------------------------------------------------


                                 See Page 60 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                        Income From Investment Operations              Less Distributions
                                     --------------------------------------  ---------------------------------------
                                                    Net gains or
                                                     losses on
               Fiscal      Net asset    Net          securities              Dividends                               Net asset
                year        value,   investment    (both realized Total from (from net  Distributions                 value,
Fund/          (period     beginning   income           and       investment investment (from realized     Total      end of
Share Class    ended)      of period   (loss)       unrealized)   operations  income)       gains)     distributions  period
----------- ---------      --------- ----------    -------------- ---------- ---------- -------------- ------------- ---------
Small       11/30/01        $ 7.02     $(0.00)****     $ 0.33       $ 0.33     $  --        $1.74          $1.74      $ 5.61
Company     11/30/02          5.61      (0.02)          (0.37)       (0.39)       --         0.05           0.05        5.17
Class A     11/30/03          5.17      (0.02)           1.59         1.57        --           --             --        6.74
            11/30/04          6.74      (0.02)           1.19         1.17        --         0.09           0.09        7.82
            11/30/05          7.82      (0.03)           0.74         0.71        --         0.49           0.49        8.04

            Six Months
            Ended 05/31/06
            (Unaudited)       8.04      (0.01)           0.53         0.52        --         0.71           0.71        7.85
------------------------------------------------------------------------------------------------------------------------------
Small       11/30/01        $ 6.64     $(0.05)         $ 0.30       $ 0.25     $  --        $1.74          $1.74      $ 5.15
Company     11/30/02          5.15      (0.06)          (0.35)       (0.41)       --         0.05           0.05        4.69
Class B     11/30/03          4.69      (0.07)           1.44         1.37        --           --             --        6.06
            11/30/04          6.06      (0.08)           1.07         0.99        --         0.09           0.09        6.96
            11/30/05          6.96      (0.08)           0.65         0.57        --         0.49           0.49        7.04

            Six Months
            Ended 05/31/06
            (Unaudited)       7.04      (0.04)           0.46         0.42        --         0.71           0.71        6.75
------------------------------------------------------------------------------------------------------------------------------
Small       07/09/01-
Company     11/30/01/(C)/   $ 5.43     $(0.03)         $ 0.18       $ 0.15     $  --        $  --          $  --      $ 5.58
Class C     11/30/02          5.58      (0.07)          (0.37)       (0.44)       --         0.05           0.05        5.09
            11/30/03          5.09      (0.06)           1.55         1.49        --           --             --        6.58
            11/30/04          6.58      (0.08)           1.16         1.08        --         0.09           0.09        7.57
            11/30/05          7.57      (0.09)           0.71         0.62        --         0.49           0.49        7.70

            Six Months
            Ended 05/31/06
            (Unaudited)       7.70      (0.04)           0.51         0.47        --         0.71           0.71        7.46
------------------------------------------------------------------------------------------------------------------------------
Tax-Free    11/30/01        $12.90     $ 0.62          $ 0.42       $ 1.04     $0.62        $  --          $0.62      $13.32
Income      11/30/02         13.32       0.58            0.06         0.64      0.58           --           0.58       13.38
Class A     11/30/03         13.38       0.52            0.14         0.66      0.52           --           0.52       13.52
            11/30/04         13.52       0.43           (0.20)        0.23      0.43         0.04           0.47       13.28
            11/30/05         13.28       0.45           (0.25)        0.20      0.45         0.24           0.69       12.79

            Six Months
            Ended 05/31/06
            (Unaudited)      12.79       0.23           (0.09)        0.14      0.23         0.43           0.66       12.27
------------------------------------------------------------------------------------------------------------------------------

                                                                        Ratios/Supplemental Data
                           ------------------------------------------------------------------------------------

                                                                  Ratio of          Ratio of       Ratio of net
                                                                 expenses to      expenses to       investment
               Fiscal                  Net assets    Ratio of    average net      average net         income
                year        Total       at end of   expenses to assets before    assets before      (loss) to
Fund/          (period     return*       period     average net custodian fee  voluntary expense   average net
Share Class    ended)        (%)      (000 omitted) assets (%)  credits**(%)  reimbursements***(%)  assets (%)
----------- -------------- -------    ------------- ----------- ------------- -------------------- ------------
 Small      11/30/01         6.85      $  211,052      1.19         1.21              1.21            (0.06)
 Company    11/30/02       (7.03)         310,172      1.22         1.22              1.22            (0.27)
 Class A    11/30/03        30.37         689,720      1.19         1.20              1.20            (0.29)
            11/30/04        17.54       1,063,847      1.12         1.12              1.12            (0.31)
            11/30/05         9.67       1,092,186      1.12         1.13              1.13            (0.31)

            Six Months
            Ended 05/31/06
            (Unaudited)      7.05++     1,180,908      1.13+        1.13+             1.13+           (0.30)+
----------------------------------------------------------------------------------------------------------------
 Small      11/30/01         5.77      $   42,110      2.10         2.12              2.12            (0.98)
 Company    11/30/02       (8.06)          58,931      2.13         2.14              2.14            (1.19)
 Class B    11/30/03        29.21         102,522      2.16         2.16              2.16            (1.24)
            11/30/04        16.52         144,580      2.03         2.04              2.04            (1.23)
            11/30/05         8.79         147,266      2.01         2.01              2.01            (1.19)

            Six Months
            Ended 05/31/06
            (Unaudited)      6.60++       147,550      1.98+        1.99+             1.99+           (1.16)+
----------------------------------------------------------------------------------------------------------------
 Small      07/09/01-
 Company    11/30/01/(C)/    2.76++    $    1,890      2.45+        2.45+             2.45+           (1.56)+
 Class C    11/30/02       (7.97)          25,153      2.19         2.19              2.19            (1.25)
            11/30/03        29.27          90,383      2.03         2.03              2.03            (1.13)
            11/30/04        16.58         165,175      1.93         1.93              1.93            (1.12)
            11/30/05         8.75         157,861      1.94         1.94              1.94            (1.12)

            Six Months
            Ended 05/31/06
            (Unaudited)      6.68++       157,761      1.94+        1.94+             1.94+           (1.11)+
----------------------------------------------------------------------------------------------------------------
 Tax-Free   11/30/01         8.15      $   72,771      0.73         0.74              0.95             4.62
 Income     11/30/02         4.92          72,498      0.74         0.75              0.95             4.33
 Class A    11/30/03         4.97          69,380      0.85         0.85              0.91             3.81
            11/30/04         1.71          59,374      0.93         0.93              0.93             3.23
            11/30/05         1.53          49,117      0.93         0.95              0.95             3.42

            Six Months
            Ended 05/31/06
            (Unaudited)      1.14++        44,576      0.96+        0.97+             0.97+            3.65+
----------------------------------------------------------------------------------------------------------------

                           ------------------------------
                                 Ratio of
                              net investment
                              income (loss)
               Fiscal           to average
                year        net assets before   Portfolio
Fund/          (period      voluntary expense   turnover
Share Class    ended)      reimbursements***(%) rate (%)
----------- -------------- -------------------- ---------
 Small      11/30/01              (0.06)            58
 Company    11/30/02              (0.27)            54
 Class A    11/30/03              (0.29)            36
            11/30/04              (0.31)            53
            11/30/05              (0.31)            64

            Six Months
            Ended 05/31/06
            (Unaudited)           (0.30)+           35++
---------------------------------------------------------
 Small      11/30/01              (0.98)            58
 Company    11/30/02              (1.19)            54
 Class B    11/30/03              (1.24)            36
            11/30/04              (1.23)            53
            11/30/05              (1.19)            64

            Six Months
            Ended 05/31/06
            (Unaudited)           (1.16)+           35++
---------------------------------------------------------
 Small      07/09/01-
 Company    11/30/01/(C)/         (1.56)+           58++
 Class C    11/30/02              (1.25)            54
            11/30/03              (1.13)            36
            11/30/04              (1.12)            53
            11/30/05              (1.12)            64

            Six Months
            Ended 05/31/06
            (Unaudited)           (1.11)+           35++
---------------------------------------------------------
 Tax-Free   11/30/01               4.41             21
 Income     11/30/02               4.13             30
 Class A    11/30/03               3.74             63
            11/30/04               3.23             21
            11/30/05               3.42            108

            Six Months
            Ended 05/31/06
            (Unaudited)            3.65+            10++
---------------------------------------------------------


                                 See Page 60 for notes to Financial Highlights.

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                        Income From Investment Operations             Less Distributions
                                       ------------------------------------ ---------------------------------------
                                                   Net gains or
                                                    losses on
                 Fiscal      Net asset    Net       securities              Dividends                               Net asset
                  year        value,   investment (both realized Total from (from net  Distributions                 value,
Fund/            (period     beginning   income        and       investment investment (from realized     Total      end of
Share Class      ended)      of period   (loss)    unrealized)   operations  income)       gains)     distributions  period
-----------   -------------  --------- ---------- -------------- ---------- ---------- -------------- ------------- ---------
U.S. Treasury 11/30/01         $1.00    $0.0361        $--        $0.0361    $0.0361        $--          $0.0361      $1.00
Money Market  11/30/02          1.00     0.0115         --         0.0115     0.0115         --           0.0115       1.00
Class A       11/30/03          1.00     0.0032         --         0.0032     0.0032         --           0.0032       1.00
              11/30/04          1.00     0.0038         --         0.0038     0.0038         --           0.0038       1.00
              11/30/05          1.00     0.0198         --         0.0198     0.0198         --           0.0198       1.00

              Six Months
              Ended 05/31/06
              (Unaudited)       1.00     0.0176         --         0.0176     0.0176         --           0.0176       1.00
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 11/30/01         $1.00    $0.0340        $--        $0.0340    $0.0340        $--          $0.0340      $1.00
Money Market  11/30/02          1.00     0.0089         --         0.0089     0.0089         --           0.0089       1.00
Class B       11/30/03          1.00     0.0022         --         0.0022     0.0022         --           0.0022       1.00
              11/30/04          1.00     0.0015         --         0.0015     0.0015         --           0.0015       1.00
              11/30/05          1.00     0.0169         --         0.0169     0.0169         --           0.0169       1.00

              Six Months
              Ended 05/31/06
              (Unaudited)       1.00     0.0158         --         0.0158     0.0158         --           0.0158       1.00
-----------------------------------------------------------------------------------------------------------------------------

                                                                         Ratios/Supplemental Data
                             -------------------------------------------------------------------------------------

                                                                     Ratio of          Ratio of       Ratio of net
                                                                    expenses to      expenses to       investment
                 Fiscal                   Net assets    Ratio of    average net      average net         income
                  year        Total        at end of   expenses to assets before    assets before      (loss) to
Fund/            (period     return*        period     average net custodian fee  voluntary expense   average net
Share Class      ended)        (%)       (000 omitted) assets (%)  credits**(%)  reimbursements***(%)  assets (%)
-----------   -------------- -------     ------------- ----------- ------------- -------------------- ------------
U.S. Treasury 11/30/01         3.64        $118,894        0.68         0.69             0.69             3.56
Money Market  11/30/02         1.15          97,136        0.72         0.73             0.73             1.16
Class A       11/30/03         0.32          79,511        0.78         0.78             0.79             0.32
              11/30/04         0.38          79,107        0.75         0.75             0.77             0.38
              11/30/05         2.00          82,961        0.77         0.78             0.80             1.99

              Six Months
              Ended 05/31/06
              (Unaudited)    1.78++          79,690       0.75+        0.76+            0.76+            3.54+
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury 11/30/01         3.43        $  6,311        0.88         0.89             0.89             3.21
Money Market  11/30/02         0.89           9,948        0.88         0.88             0.88             0.86
Class B       11/30/03         0.22           5,946        0.87         0.87             1.09             0.24
              11/30/04         0.15           4,543        0.98         0.98             1.21             0.15
              11/30/05         1.70           3,880        1.06         1.07             1.37             1.66

              Six Months
              Ended 05/31/06
              (Unaudited)    1.59++           3,650       1.12+        1.13+            1.51+            3.17+
-------------------------------------------------------------------------------------------------------------------

                             ---------------------------
                                   Ratio of
                                net investment
                                income (loss)
                 Fiscal           to average
                  year        net assets before   Portfolio
Fund/            (period      voluntary expense   turnover
Share Class      ended)      reimbursements***(%) rate (%)
-----------   -------------- -------------------- ---------
U.S. Treasury 11/30/01               3.56            --
Money Market  11/30/02               1.16            --
Class A       11/30/03               0.31            --
              11/30/04               0.37            --
              11/30/05               1.97            --

              Six Months
              Ended 05/31/06
              (Unaudited)           3.54+            --
-----------------------------------------------------------
U.S. Treasury 11/30/01               3.21            --
Money Market  11/30/02               0.86            --
Class B       11/30/03               0.02            --
              11/30/04              (0.09)           --
              11/30/05               1.37            --

              Six Months
              Ended 05/31/06
              (Unaudited)           2.78+            --
-----------------------------------------------------------

(A) Commenced operations March 10, 2003.
(B) Commenced operations March 3, 2005. First public offering March 4, 2005.
(C) Commenced operations July 9, 2001.
^ Information prior to September 26, 2006 is based on the predecessor Sentinel Growth Index Fund.
+   Annualized.
++  Not annualized.
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return.
** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
*** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).
****Represents less than $.005 or $(0.005) of average daily shares outstanding.
# On July 1, 2004, the Fund Distributor was notified by the National Association of Securities Dealers, Inc. (NASD) that the NASD had made a determination that a disciplinary action be brought against the Funds' Distributor arising from alleged excessive short term trading losses for the period from October 1, 2000 to October 31, 2003. The Funds were not a party to those proceedings and bear no associated costs. The Fund Distributor reimbursed the Funds on August 26, 2004 as follows:

                                                    Impact on    Impact on
                                                   net realized total return
                                     Reimbursement    gains         (%)
                                     ------------- ------------ ------------
    International Equity Fund - A...   $566,981       $0.09         0.66
    International Equity Fund - B...     62,699        0.08         0.59
    International Equity Fund - C...     15,951        0.09         0.66
    High Yield Bond Fund - A........      2,801        0.00         0.00
    High Yield Bond Fund - B........        837        0.00         0.00
    High Yield Bond Fund - C........        308        0.00         0.00

On October 4, 2004, the Fund Distributor entered into a Letter of Acceptance, Waiver and Consent with the NASD settling this matter.

                                 See Page 60 for notes to Financial Highlights.

Notes to Financial Statements

(1) Significant Accounting Policies:

The Sentinel Family of Funds (the "Funds") are comprised of the Sentinel Group Funds, Inc. (the "Company") and the Sentinel Pennsylvania Tax Free Trust (the "Trust"). The Company and the Trust are registered as open-end investment companies under the Investment Company Act of 1940, as amended. The Company consists of fifteen separate series - Sentinel Balanced Fund, Sentinel Capital Markets Income Fund, Sentinel Capital Opportunity Fund, Sentinel Common Stock Fund, Sentinel Government Securities Fund, Sentinel High Yield Bond Fund, Sentinel International Equity Fund, Sentinel Mid Cap Growth Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund, Sentinel Tax-Free Income Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund, as well as the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, which are not included in this report and will be reported separately. The Sentinel Pennsylvania Tax-Free Trust is also a non-diversified fund. All Funds offer Class A shares. Effective March 30, 2006, Class B shares are no longer available for additional purchases in the following Funds: Sentinel Balanced, Sentinel Capital Markets Income, Sentinel Capital Opportunity, Sentinel Common Stock, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Small Company and Sentinel U.S. Treasury Money Market Funds. Sentinel Balanced, Sentinel Capital Markets Income, Sentinel Capital Opportunity, Sentinel Common Stock, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth and Sentinel Small Company Funds offer Class C shares. Sentinel Balanced Fund has also ceased to offer additional purchases in Class D shares effective March 30, 2006. Sentinel Short Maturity Government Fund offers Class S shares.

   The following is a summary of significant accounting policies followed by the Funds.

A. Security Valuation: Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropiate, using valuations provided by an independent pricing service. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

     (1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or

     (2) on occasion, if Sentinel believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

   Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

C. Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital. Reclassifications were made to reflect these differences as of May 31, 2006.

                                     Accumulated   Accumulated undistributed
                                    undistributed   net realized gain (loss)
                                    net investment on investments and foreign
Sentinel Fund                       income (loss)    currency transactions
-------------                       -------------- --------------------------
Balanced...........................    $ 89,355            $ (89,355)
Capital Markets Income.............      27,060              (27,060)
Government Securities..............     129,020             (129,020)
High Yield.........................        (420)                 420
International Equity...............     (93,922)              93,922
Short Maturity Government..........     870,299             (870,299)

D. Dollar Rolls: Sentinel Balanced, Sentinel Capital Markets Income, Sentinel Government Securities and Sentinel Short Maturity Government Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as interest income.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

     (1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

     (2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

   The Sentinel Capital Markets Income Fund and Sentinel International Equity Fund do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts: Sentinel Capital Markets Income Fund and Sentinel International Equity Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund's risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities.

H. Repurchase Agreements: Each Fund, with the exception of the New York Tax-Free Income Fund and Tax-Free Income Fund, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund, with the exception of Sentinel Capital Opportunity Fund which may exceed 25% of the net assets. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest, with the exception of Sentinel Capital Opportunity Fund which will be equal to 100% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

I. Options: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

   There were no option transactions during the period ended May 31, 2006.

J. Line of Credit: The Funds have obtained access to an unsecured line of credit of up to $30,000,000 from State Street Bank (SSB) for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate plus an additional 50 basis points. In addition, a commitment fee of 0.10% of the unused balance is paid annually to the custodian bank.

   At May 31, 2006, Sentinel Common Stock Fund had an outstanding balance of $146,600 against this line of credit. The interest rate was 5.625%.

K. Securities Lending: Under an agreement with SSB, the Funds may lend their securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to a value of 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is paid to the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund's best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

   At May 31, 2006 the following Funds had securities on loan:

                                                Market Value    Market Value
Sentinel Fund                                 Loaned Securities  Collateral
-------------                                 ----------------- ------------
Balanced.....................................   $ 16,679,721    $ 17,135,575
Capital Markets Income.......................      1,570,894       1,608,855
Capital Opportunity..........................        989,100         993,750
Common Stock.................................     36,047,858      36,854,111
Government Securities........................     12,847,039      13,167,814
International Equity.........................     32,668,621      35,284,599
Mid Cap Growth...............................     16,449,902      16,710,763
Small Company................................    300,323,068     304,460,690
U.S. Treasury Money Market...................     20,611,993      21,017,063

L. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

   Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution, blue sky registration and NASDAQ listing fees are charged to the appropriate class.

   Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

   Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset. The ratio of expenses to average net assets as set forth in the Financial Highlights of each Fund has not been reduced by this offset.

   The ratio of net investment income to average net assets for each Fund is calculated utilizing the average shares method.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to Investment Advisory Agreements ("Advisory Agreements"), Sentinel Asset Management, Inc. ("SAMI", a subsidiary of NLV Financial Corporation), as the successor to Sentinel Advisors Company, provides general supervision of the Funds' investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown.

                                                       Average Daily
Sentinel Fund                  Advisory Fee Rate        Net Assets
-------------                  ----------------- --------------------------
Balanced......................       0.55%       First $200 million
                                     0.50%       Next $200 million
                                     0.45%       Next $600 million
                                     0.40%       Next $1 billion
                                     0.35%       In excess of $2 billion
---------------------------------------------------------------------------
                                Each subject to:
Capital Opportunity...........       0.70%       First $500 million
Common Stock..................       0.65%       Next $300 million
High Yield Bond...............       0.60%       Next $200 million
International Equity..........       0.50%       Next $1 billion
Mid Cap Growth................       0.40%       In excess of $2 billion
Small Company
---------------------------------------------------------------------------
Capital Markets Income........       0.60%       All assets
---------------------------------------------------------------------------
Government Securities.........       0.55%       First $200 million
Short Maturity Government.....       0.50%       Next $200 million
                                     0.45%       Next $600 million
                                     0.40%       Next $1 billion
                                     0.35%       In excess of $2 billion
---------------------------------------------------------------------------
New York Tax-Free Income......       0.55%       First $200 million
Tax-Free Income...............       0.50%       Next $200 million
                                     0.45%       In excess of $400 million
---------------------------------------------------------------------------
Pennsylvania Tax-Free.........       0.55%       First $50 million
                                     0.50%       Next $50 million
                                     0.45%       In excess of $100 million
---------------------------------------------------------------------------
U.S. Treasury Money Market....       0.40%       First $300 million
                                     0.35%       In excess of $ 300 million

When determining the breakpoint for the advisory fee, assets are aggregated for Sentinel Government Securities Fund, Sentinel New York Tax-Free Income, Sentinel Short Maturity Government and Sentinel Tax-Free Income Funds.

   Prior to February 1, 2006, under Advisory Agreements, the Funds listed below paid SAMI a monthly fee based on the annual rates shown.

Sentinel Fund                  Advisory Fee Rate Average Daily Net Assets
-------------                  ----------------- -------------------------
High Yield Bond...............       0.75%       First $100 million
                                     0.70%       Next $100 million
                                     0.65%       Next $100 million
                                     0.60%       In excess of $300 million
--------------------------------------------------------------------------
Small Company.................       0.70%       First $200 million
                                     0.65%       Next $100 million
                                     0.60%       Next $100 million
                                     0.55%       In excess of $400 million

For purposes of determining an advisory fee breakpoint for Sentinel Small Company Fund, the Fund's assets were aggregated together with Sentinel Balanced, Sentinel International Equity and Sentinel Mid Cap Growth Funds' assets.

   Prior to December 19, 2005, under Advisory Agreements, the Funds listed below paid SAMI a monthly fee based on the annual rates shown.

Sentinel Fund                  Advisory Fee Rate Average Daily Net Assets
-------------                  ----------------- -------------------------
Balanced......................       0.70%       First $200 million
                                     0.65%       Next $100 million
                                     0.60%       Next $100 million
                                     0.55%       In excess of $400 million
--------------------------------------------------------------------------
Capital Opportunity Fund......       0.75%       First $500 million
                                     0.70%       In excess of $500 million
--------------------------------------------------------------------------
Common Stock..................       0.55%       All assets
--------------------------------------------------------------------------

Government Securities.........       0.55%       First $200 million
                                     0.50%       Next $200 million
                                     0.45%       In excess of $400 million
--------------------------------------------------------------------------
International Equity..........       0.70%       First $200 million
                                     0.65%       Next $100 million
                                     0.60%       Next $100 million
                                     0.55%       In excess of $400 million
--------------------------------------------------------------------------
Mid Cap Growth................       0.70%       First $200 million
                                     0.65%       Next $100 million
                                     0.60%       Next $100 million
                                     0.55%       In excess of $400 million
--------------------------------------------------------------------------
Short Maturity Government.....       0.55%       First $200 million
                                     0.50%       Next $200 million
                                     0.45%       In excess of $400 million

For purposes of determining an advisory fee breakpoint for Sentinel Balanced, Sentinel International Equity and Sentinel Mid Cap Growth Funds, these Funds' assets were aggregated together and with Sentinel Small Company Fund's assets. For purposes of determining the advisory fee breakpoint for Sentinel Government Securities, Sentinel New York Tax-Free Income, Sentinel Short Maturity Government and Sentinel Tax-Free Income Funds, these Funds' assets were aggregated.

   With respect to Sentinel Capital Markets Income Fund, SAMI has entered into a sub-advisory agreement with Evergreen. Pursuant to such agreement, Evergreen provides SAMI with a continuous investment program consistent with Sentinel Capital Market Income Fund's investment objectives and policies. SAMI pays Evergreen a sub-advisory fee equal to 0.25% per annum of the average daily value of the net assets.

   The Class A shares of all Funds (except Sentinel U.S. Treasury Money Market
Fund) have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans". Each of the Funds that offer Class B shares (except Sentinel U.S. Treasury Money Market
Fund) has also adopted a distribution plan applicable to its Class B shares. These plans are herein referred to as the "B Plans". Each of the Funds that offer Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the "C Plans". The Sentinel Balanced Fund has adopted a distribution plan for its Class D shares referred to as the "D Plan". The Sentinel Short Maturity Government Fund has adopted a distribution plan for its Class S shares referred to as the "S Plan".

   Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the "Distributor", a subsidiary of SAMI), a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Capital Markets Income, Sentinel Capital Opportunity, Sentinel Common Stock, Sentinel International Equity, Sentinel Mid Cap Growth and Sentinel Small Company Funds, (b) 0.20% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities, Sentinel High Yield Bond, Sentinel New York Tax-Free Income, Sentinel Pennsylvania Tax-Free Trust and Sentinel Tax-Free Income Funds or (c) 0.35% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Short Maturity Government Fund (changed to 0.25% of average daily net assets as of June 1, 2006). Such fees are used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of each participating Fund.

   Under the Plan applicable to the Class B shares, the Class B shares of each of the Sentinel Balanced, Sentinel Capital Markets Income, Sentinel Capital Opportunity, Sentinel Common Stock, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth and Sentinel Small Company Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers, and the remaining 0.75% shall be for the recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of financing such payments, and for its other distribution, sales and marketing expenditures applicable to the Class B shares.

   Under the Plan applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Capital Markets Income, Sentinel Capital Opportunity, Sentinel Common Stock, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth and Sentinel Small Company Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which 0.75% is a distribution fee and 0.25% a service fee. In the first year after the purchase this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer as additional commission and/or service fees.

   Under the Plan Applicable to Sentinel Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets.

   Under the Plan Applicable to Sentinel Short Maturity Government Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. The entire distribution fee may be paid to the selling dealer.

   The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment for the entire reporting period for this semi-annual report, December 1, 2005 to May 31, 2006, this results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial Corporation and its affiliates had investments for the entire reporting period in Sentinel Mid Cap Growth Fund Classes A, B and C and Sentinel Balanced Fund Class D. NLV Financial Corporation and its affiliates also had investments in Sentinel Capital Markets Income Fund Classes A, B and C during the reporting period from December 1, 2005 to December 6, 2005, and in Sentinel Capital Opportunity Fund Class A shares during the reporting period from December 1, 2005 to December 20, 2005.

   These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the National Association of Securities Dealers, Inc.

   The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

   The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results. The Distributor has advised the Funds that it received sales charges aggregating $1,524,076 for the period ended May 31, 2006. The Funds has been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $34,861 after allowances of $762,362 to Equity Services, Inc. and $726,853 to other investment dealers. During this same period, the Distributor advised the Funds that it received $9,077 in contingent deferred sales charges from certain redemptions of Class A shares, $375,469 in contingent deferred sales charges from redemptions of Class B shares, $23,446 in contingent deferred sales charges from redemptions of Class C shares, $18,884 in contingent deferred sales charges from redemptions of Class D shares and no contingent deferred sales charges from redemptions of Class S shares.

   Each Director/Trustee (see page 74) who is not an affiliate of SAMI receives an annual fee of $20,500 plus $2,450 for each meeting attended. Effective December 8, 2005, the Lead Independent Director is paid an additional $12,000 annual fee. Each member of the Audit Committee and Governance Committee is also paid $2,000 for each in-person and $500 for each telephone Committee meeting attended, and the chair of each Committee is paid an annual fee of $6,000. Directors/Trustees are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Certain Directors/Trustees of the Funds have chosen to have their fees deferred in accordance with the Funds' deferred compensation plan. These amounts are included in Directors' fees and expenses and deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

   Pursuant to the Fund Services Agreement with Sentinel Administrative Services, Inc. ("SASI", a subsidiary of SAMI), the Funds receive fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Funds have contracted for with outside providers. Fees paid to SASI for the period ended May 31, 2006 were $2,766,926.

   SAMI and/or an affiliate has agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses of the Class A shares of the Capital Opportunity Fund will be no more than 1.30% until September 26, 2006 and the Class A shares of the Common Stock Fund will be no more than 1.10% until December 19, 2006. The Class B and Class C shares of these Funds will benefit from this arrangement to the extent SAMI waives its advisory fee to meet this commitment.

   For the period ended May 31, 2006, the total amount reimbursable to Capital Opportunity Class A was $48,694, Capital Opportunity Class B $10,610, Capital Opportunity Class C $2,263, Common Stock Class A $65,517, Common Stock Class B $2,736 and Common Stock Class C $434. In addition, Sentinel U.S. Treasury Money Market Class B is being reimbursed for Blue Sky registration fees that only pertain to that Class. That reimbursable amount totals $7,190 for Class B.

   As of May 31, 2006, NLV Financial Corporation and its affiliates held ownership in the funds as follows:

                                                                    Approximate
Sentinel Fund                                                       % Ownership
-------------                                                       -----------
Balanced Fund - Class D............................................    46.4%
Government Securities - Class A....................................     0.0%*
Mid Cap Growth - Class A...........................................     3.8%
Mid Cap Growth - Class B...........................................     0.6%
Mid Cap Growth - Class C...........................................     2.5%
Short Maturity Government Fund - Class S...........................     0.0%*
U.S. Treasury Money Market Fund - Class A..........................    27.6%
U.S. Treasury Money Market Fund - Class B..........................     2.3%
--------
*  Ownership percentage represents less than 0.05%.

(3) Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the period ended May 31, 2006 were as follows:

                           Purchases of               Sales of
                            other than  Purchases of other than
                               U.S.         U.S.        U.S.      Sales of U.S.
                            Government   Government  Government    Government
                            direct and   direct and  direct and    direct and
                              agency       Agency      agency        agency
Sentinel Fund              obligations  obligations  obligations   Obligations
-------------              ------------ ------------ ------------ -------------
Balanced.................. $  9,530,709 $305,811,750 $ 21,865,134 $305,632,937
Capital Markets Income....    9,363,204   34,408,711   17,522,637   34,400,222
Capital Opportunity.......   18,437,039           --   29,327,120           --
Common Stock..............   75,852,608           --  119,761,754           --
Government Securities.....           --  680,546,676           --  681,129,707
High Yield Bond...........   34,361,086           --   77,941,913           --
International Equity......  .82,789,520           --   80,066,262           --
Mid Cap Growth............   49,528,204           --   68,125,405           --
New York Tax-Free
  Income..................           --           --      260,100           --
Pennsylvania Tax-Free.....    3,886,219           --    7,119,972           --
Short Maturity Government.           --  155,072,432           --  194,118,293
Small Company.............  517,072,012           --  496,321,597           --
Tax-Free Income...........    4,681,705           --    9,039,341           --

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

   For Federal income tax purposes, the Company had capital loss carryforwards at November 30, 2005 as follows:

Capital Loss Carryforward

                                                                       Expiring
                                                                       on 11/30
                                                                       --------
Sentinel Capital Opportunity............................. $27,363,496    2008
                                                           30,802,973    2009
                                                           15,888,394    2010
                                                              546,534    2011
                                                              549,435    2013
                                                          -----------
   Total................................................. $75,150,832
                                                          ===========
Sentinel Government Securities........................... $ 5,868,057*   2006
                                                            2,194,029    2007
                                                              405,855    2008
                                                            3,542,404    2013
                                                          -----------
   Total................................................. $12,010,345
                                                          ===========
--------
* Utilization of these losses in future years may be limited under Federal tax laws.

Sentinel High Yield Bond.................................... $   863,445   2007
                                                               5,502,189   2008
                                                              11,485,809   2009
                                                               2,122,093   2010
                                                             -----------
   Total.................................................... $19,973,536
                                                             ===========
Sentinel Mid Cap Growth..................................... $40,671,515   2010
                                                             ===========
Sentinel Short Maturity Government.......................... $ 1,566,785   2007
                                                                 748,798   2008
                                                               1,372,649   2010
                                                               9,464,512   2011
                                                               5,073,636   2012
                                                               4,694,622   2013
                                                             -----------
   Total.................................................... $22,921,002
                                                             ===========

During the year ended November 30, 2005, the Funds utilized capital losses as follows:

                                                                 Capital losses
Sentinel Fund                                                       utilized
-------------                                                    --------------
Capital Opportunity.............................................  $   115,288
High Yield Bond.................................................      329,221
International Equity............................................      541,674
Mid Cap Growth..................................................   26,123,767
New York Tax-Free Income........................................       43,309

   It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire. The Sentinel Short Maturity Government Fund had capital loss carryforwards expire last fiscal year in the amount of $166,838.

(4) Fund Shares:

At May 31, 2006, 2.15 billion shares of one cent par value were authorized.

Authorized Shares at May 31, 2006

                                                                   Authorized
Class A Shares                                                      Shares*
--------------                                                    -------------
Balanced.........................................................    40,000,000
Capital Growth...................................................    40,000,000
Capital Markets Income...........................................    20,000,000
Capital Opportunity..............................................    40,000,000
Common Stock.....................................................    75,000,000
Government Securities............................................    90,000,000
Growth Leaders...................................................    20,000,000
High Yield Bond..................................................    30,000,000
International Equity.............................................    15,000,000
Mid Cap Growth...................................................    45,000,000
New York Tax-Free Income.........................................    20,000,000
Short Maturity Government........................................    70,000,000
Small Company....................................................   160,000,000
Tax-Free Income..................................................    25,000,000
U.S. Treasury Money Market.......................................   750,000,000
                                                                  -------------
                                                                  1,440,000,000
                                                                  -------------
--------
*   Pennsylvania Tax-Free Trust has unlimited authorized shares.

Class B Shares
--------------
Balanced.........................................................    20,000,000
Capital Markets Income...........................................    10,000,000
Capital Opportunity..............................................    40,000,000
Common Stock.....................................................    20,000,000
High Yield Bond..................................................    20,000,000
International Equity.............................................    20,000,000
Mid Cap Growth...................................................    20,000,000
Small Company....................................................    40,000,000
U.S. Treasury Money Market.......................................   100,000,000
                                                                  -------------
                                                                    290,000,000
                                                                  -------------
Class C Shares
--------------
Balanced.........................................................    10,000,000
Capital Growth...................................................    40,000,000
Capital Markets Income...........................................    10,000,000
Capital Opportunity..............................................    40,000,000
Common Stock.....................................................    10,000,000
Government Securities............................................    20,000,000
Growth Leaders...................................................    20,000,000
High Yield Bond..................................................    10,000,000
International Equity.............................................    10,000,000
Mid Cap Growth...................................................    30,000,000
Short Maturity Government........................................    20,000,000
Small Company....................................................    40,000,000
                                                                  -------------
                                                                    260,000,000
                                                                  -------------
Class D Shares
--------------
Balanced.........................................................    20,000,000
                                                                  -------------
Class S Shares
--------------
Short Maturity Government........................................    50,000,000
                                                                  -------------
Total allocated shares........................................... 2,060,000,000
                                                                  =============
Unallocated shares...............................................    90,000,000
                                                                  =============

   Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.

                                                                  Shares issued                  Net
                                                                 in reinvestment              increase
                                                  Shares issued   of dividends               (decrease)
                                       Shares        in Fund           and         Shares     in shares
Sentinel Fund                           sold     Reorganizations  distributions  reacquired  outstanding
-------------                        ----------- --------------- --------------- ----------- -----------
Six Months Ended 5/31/06 (Unaudited)
Balanced - A........................     775,613           --         431,726      1,257,668    (50,329)
Balanced - B........................      78,975           --          42,387        215,104    (93,742)
Balanced - C........................      56,207           --          10,317         57,610      8,914
Balanced - D........................      22,848           --          21,199         30,593     13,454
Capital Markets Income - A..........     322,107           --         135,034      1,828,114 (1,370,973)
Capital Markets Income - B..........      36,812           --          35,961        254,466   (181,693)
Capital Markets Income - C..........      33,525           --          21,295        328,934   (274,114)
Capital Opportunity - A.............     409,015           --              --        992,434   (583,419)
Capital Opportunity - B.............      40,712           --              --        307,307   (266,595)
Capital Opportunity - C.............       7,565           --              --         40,927    (33,362)
Common Stock - A....................   1,095,877           --       1,497,048      2,225,652    367,273
Common Stock - B....................      86,888           --          81,314        282,820   (114,618)
Common Stock - C....................      81,358           --          14,739         40,145     55,952
Government Securities...............   1,929,459           --         385,319      2,244,544     70,234
High Yield Bond - A.................     652,955           --         214,515      6,786,285 (5,918,815)
High Yield Bond - B.................      60,475           --          35,019        441,828   (346,334)
High Yield Bond - C.................      53,700           --          22,815        376,057   (299,542)
International Equity - A............     952,046           --         394,874        799,717    547,203
International Equity - B............      88,870           --          37,105        101,551     24,424
International Equity - C............      65,909           --           8,723         16,455     58,177
Mid Cap Growth - A..................     639,927           --              --      1,642,414 (1,002,487)
Mid Cap Growth - B..................      67,863           --              --        332,769   (264,906)
Mid Cap Growth - C..................      29,404           --              --         46,226    (16,822)
N.Y. Tax-Free Income................      54,255           --          43,112        135,794    (38,427)
Pennsylvania Tax-Free Trust.........      14,262           --          51,407        235,578   (169,909)
Short Maturity Government - A.......   3,279,228           --         513,513      7,497,759 (3,705,018)
Short Maturity Government - S.......     783,222           --          32,455      1,141,414   (325,737)
Small Company - A...................  19,255,260           --      11,861,116     16,471,632 14,644,744
Small Company - B...................     696,199           --       2,208,093      1,953,598    950,694
Small Company - C...................   1,788,878           --       1,937,177      3,061,178    664,877
Tax-Free Income.....................     125,342           --         158,192        490,891   (207,357)
U.S. Treasury Money Market - A......  44,531,708           --       1,375,090     49,177,795 (3,270,997)
U.S. Treasury Money Market - B......   1,076,405           --          53,684      1,360,284   (230,195)

Year Ended 11/30/05
Balanced - A........................   1,831,124           --         924,541      2,278,544    477,121
Balanced - B........................     305,102           --         105,870        635,582   (224,610)
Balanced - C........................     106,496           --          20,522         82,509     44,509
Balanced - D........................      92,581           --          43,289         78,384     57,486
Capital Markets Income - A..........   1,243,834           --         204,181      1,038,655    409,360
Capital Markets Income - B..........     240,621           --          50,442        202,445     88,618
Capital Markets Income - C..........     206,328           --          31,904        143,214     95,018
Capital Opportunity* - A............   1,075,133    1,903,435          53,702      2,631,387    400,883
Capital Opportunity* - B............      92,175      469,508           3,633        412,139    153,177
Capital Opportunity* - C............      29,219      108,226             160         87,736     49,869
Common Stock - A....................   2,447,080           --       2,997,734      4,467,953    976,861
Common Stock - B....................     290,748           --         192,019        733,906   (251,139)
Common Stock - C....................     140,398           --          20,722         59,899    101,221
Government Securities...............   6,191,161    6,628,560         460,926      3,213,837 10,066,810
High Yield Bond - A.................   5,218,078           --         714,590     10,298,937 (4,366,269)
High Yield Bond - B.................     310,519           --          90,034      1,449,704 (1,049,151)
High Yield Bond - C.................     212,156           --          55,117        600,398   (333,125)
International Equity - A............   1,410,903           --          54,415      1,837,728   (372,410)
International Equity - B............     187,056           --              --        232,838    (45,782)
International Equity - C............      45,047           --              --         90,932    (45,885)
Mid Cap Growth - A..................   1,703,644    1,287,380              --      2,300,749    690,275
Mid Cap Growth - B..................     221,223      203,905              --        631,590   (206,462)
Mid Cap Growth - C..................      37,621      150,631              --         60,623    127,629
N.Y. Tax-Free Income................     173,423           --          51,685        187,132     37,976
Pennsylvania Tax-Free Trust.........      50,985           --          49,627        198,059    (97,447)
Short Maturity Government - A.......   9,251,759           --       1,157,433     16,236,145 (5,826,953)
Short Maturity Government - S**.....   2,791,505           --          45,376        816,122  2,020,759
Small Company - A...................  39,081,944           --       8,281,451     47,550,538   (187,143)
Small Company - B...................   2,283,078           --       1,488,843      3,607,369    164,552
Small Company - C...................   4,239,691           --       1,418,817      6,981,025 (1,322,517)
Tax-Free Income.....................     292,015           --         163,905      1,087,787   (631,867)
U.S. Treasury Money Market - A...... 115,746,472           --       1,526,883    113,419,539  3,853,816
U.S. Treasury Money Market - B......   2,968,465           --          66,184      3,697,791   (663,142)

--------
* Information prior to September 26, 2005 is based on the predecessor Sentinel Growth Index Fund.
**  Commenced operations March 4, 2005.

(5) Post Retirement Benefits:

Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to its retirees. At May 31, 2006 the projected obligation for such benefits had been accrued. The total liability as of May 31, 2006 is as follows:

               Sentinel Fund
               -------------
               Balanced - A............................ $ 50,867
               Common Stock - A........................  226,817
               Government Securities - A...............   40,942
               Mid Cap Growth - A......................   36,175

(6) Subsequent Events:

   Effective June 1, 2006, the Sentinel Government Securities Fund and Sentinel Short Maturity Government Fund commenced offering Class C shares. In conjunction with this change, the maximum front-end sales loads on the Sentinel Government Securities Fund Class A shares and the Sentinel Short Maturity Government Fund Class A shares were adjusted to 4% and 3%, respectively. In addition, the 12b-1 fee for the Class A shares of Sentinel Short Maturity Government Fund was reduced to 0.25%.

   On June 8, 2006, the Board of Directors/Trustees met and approved proposals under which (1) the Sentinel New York Tax-Free Income Fund would reorganize into the Federated New York Municipal Income Fund, a series of the Federated Municipal Securities Income Trust, (2) the Sentinel Pennsylvania Tax-Free Trust would reorganize into the Federated Pennsylvania Municipal Income Fund, a series of the Federated Municipal Securities Income Trust, and (3) the Sentinel Tax-Free Income Fund would reorganize into Federated Municipal Securities Fund, Inc. Each of the Sentinel Tax-Free Funds and each of the corresponding Federated Funds have executed a separate Agreement and Plan of Reorganization under which, if approved by shareholders, the assets of each Sentinel Tax-Free Fund will be transferred to the corresponding Federated Fund, and shareholders of each Sentinel Tax-Free Fund will become shareholders of the corresponding Federated Fund.

   Effective August 14, 2006, the subadvisory agreement between SAMI and Evergreen Investment Management Company with respect to the Sentinel Capital Markets Income Fund will terminate. A team from SAMI will assume daily management responsibilities. The management advisory fee will be lowered from 60 to 55 basis points of average daily net assets.

   Effective June 26, 2006, Paul Kandel replaced Robert Lee as the Portfolio Manager for the Sentinel Mid Cap Growth Fund. Mr. Kandel was previously employed by Dreyfus Corporation.

Information and Services for Shareholders

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 are available without charge on-line at www.sentinelfunds.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

Availability of Quarterly Schedule of Investments

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

How to contact Sentinel

By telephone. Getting in touch with Sentinel Administrative Services, Inc. ("Sentinel") is as easy as making a telephone call, or going on the internet.

   You can contact Sentinel 24 hours a day by calling 1-800-282-FUND (3863). During normal Eastern Time business hours you may choose to speak with an Investor Services representative, or access OnCall 24, Sentinel's account interaction service.

   The OnCall 24 menu provides quick, easy voice response or telephone keypad access to a broad selection of Sentinel's most important information and services anytime of the day or night.

Over the internet. If you prefer, you may access Sentinel service and account information at www.sentinelfunds.com on the internet.

   You'll find complete information about Sentinel products, services, performance and prices. In addition, you'll also find a wealth of educational information designed to help you make informed investment decisions.

By mail. Please be sure to include your name, address, account number and all other pertinent information. Mail your inquiry to the Sentinel Funds at these addresses:

 Postal Deliveries:                     Express Deliveries:
 Sentinel Funds                         Sentinel Funds
 P.O. Box 1499                          One National Life Drive
 Montpelier, VT 05601-1499              Montpelier, VT 05601

How to invest

To open a new account. Complete the application in the prospectus which also contains additional information about the Funds.

To add shares. You may add shares to the same fund you own by sending a check payable to the Sentinel Funds directly to Sentinel.

To invest automatically. Sentinel offers a number of ways to invest automatically.

To transfer money periodically from your checking or savings account into any Sentinel fund:

  . Decide how much you would like to transfer. You may open an Automatic Investment Plan account with as little as $50 as long as you reach a minimum balance of $1,000 within two years. (Sentinel Capital Markets Income Fund Automatic Investment Plan minimums: $100 initial & subsequent. Special requirements apply to S Shares of Sentinel Short Maturity Government Fund. See the prospectus.)

  .   Decide the frequency of your investment.

  . Shares will be purchased on or about the 5th of the month unless otherwise specified. You will receive a confirmation of your automated transactions quarterly by mail.

  . You can also choose to have the amount of your Automatic Investment Plan investments increase by any percentage or dollar amount you specify. Increases can occur annually, semiannually, quarterly or monthly. Changes to the Plan may be made over the phone.

There is no charge for these services.

To dollar cost average. When you transfer the same dollar amount through the Automatic Investment Plan on a regular basis, you "dollar cost average." This means you buy more shares when prices are low and fewer when prices are high. Assuming you continue the program over time, this can reduce your average cost per share. Dollar cost averaging does not guarantee a profit or protect against loss in a constantly declining market. If the strategy is discontinued when the value of shares is less than their cost, a loss may be incurred. That's why you should consider your ability to continue such a program through periods of declining markets. To establish a dollar cost averaging plan:

  .   Complete the Dollar Cost Averaging Application.

  .   Allow at least one month for your first transfer to be made.

To invest by telephone. The Telephone Investment Service enables you to move money directly from your bank account to a Sentinel fund of your choice, automatically and at no charge. To have access to the Telephone Investment
Service:

  .   Complete the Telephone Investment Service section of the Application.

  . You may use the Telephone Investment Service to transfer any amount from $50 to $250,000. Just call Sentinel.

To invest on the internet. To invest with Sentinel over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there.

The Government Direct Deposit Privilege. The Government Direct Deposit Privilege enables you to purchase Fund shares automatically via direct deposit of your federal salary, Social Security or certain veterans, military or other payments from the federal government. You may choose to deposit any amount from these payments (minimum of $50.00). To enroll you must complete and return a Direct Deposit Sign-Up Form to Sentinel for each type of payment to be deposited. Contact Sentinel or the appropriate federal agency for forms. Note that death or legal incapacity will terminate participation, and that should you wish to terminate participation you'll need to provide written notification to the appropriate federal agency.

Payroll Savings Plan. The Payroll Savings Plan enables you to purchase Fund shares automatically on a regular basis (minimum of $50.00 per transaction). Depending upon your employer's direct deposit program, you may have part or all of your paycheck invested in your existing Sentinel account electronically through the Automated Clearing House system each pay period. To begin you'll need to file an authorization form, available from Sentinel, with your employer's payroll department. Note that you may change amounts or cancel the Plan only by written notification to your employer.

How to exchange shares among Sentinel Funds

To make a telephone exchange. Call Sentinel before the close of business on any day the New York Stock Exchange is open, to receive the net asset value (share price with no sales charge) at the close of that business day.

  . There is no charge for telephone exchanges. The minimum transaction is $1,000 unless exchanging to a fund you already own.

  . No sales charge applies, except when new shares are exchanged from the U.S. Treasury Money Market Fund to another Sentinel fund.

  . New assets must remain in an account for a minimum of 15 days before they can be exchanged to another fund.

  .   Accounts must be identically registered.

To exchange on the internet. To exchange shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

To make a mail exchange. Explain the exchange you would like to make in writing and mail it to Sentinel. The exchange will take place on the day your request is received in good order.

To make Systematic Exchanges. You may ask to have shares liquidated in one Sentinel fund and purchased in one or more other Sentinel funds automatically every month. There is no charge for this service, and accounts need not be identically registered.

How to make changes

Registration. Call Sentinel for instructions.

Address. Call Sentinel - or complete the address change section on the back of your account statement and return in the post-paid return envelope. You may also change your address over the internet at www.sentinelfunds.com.

The Reinstatement Privilege. If you redeem shares, or receive a dividend or capital gain distribution in cash and later want to reinvest that same amount, you may do so within 90 days at no sales charge.

How to redeem shares

By telephone. Call Sentinel before the close of business on any day the New York Stock Exchange is open to redeem shares at that day's closing net asset value up to $250,000.

To redeem on the internet. To redeem shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

By Systematic Withdrawal Plan. A Systematic Withdrawal Plan (SWP) allows you to specify an amount or a percentage to be mailed to you regularly or deposited directly to your bank account. Accounts must have a minimum balance of $5,000 to qualify (except in Sentinel U.S. Treasury Money Market Fund).

  . Note that to provide this income, the fund sells shares. If the amount of the Systematic Withdrawal Plan exceeds the fund's growth rate, withdrawals may deplete principal. Redemptions may reduce or even eventually exhaust your account.

  . For retirement accounts with American Guaranty & Trust Company (AG&T) serving as custodian, Systematic Withdrawal Plans based on a life-expectancy or fixed percentage are available.

By free check writing. Available on Class A shares of the Sentinel Capital Markets Income, Sentinel Government Securities, Sentinel High Yield Bond, Sentinel New York Tax-Free Income, Sentinel Pennsylvania Tax-Free Trust, Sentinel Short Maturity Government, Sentinel Tax-Free Income and Sentinel U.S. Treasury Money Market Funds only.

  . The minimum amount per check is $500 ($250 for the U.S. Treasury Money Market Fund). Shares are redeemed to cover the amount of the check on the day the check is presented for payment.

  .   There is no maximum number of checks per month.

  .   Note that check writing is not available on retirement plan accounts.

Other services, features and information

Automatic reinvestment. Dividends and/or capital gains may be automatically reinvested at net asset value (share price with no sales charge) in additional shares of the same fund or in the same class of another Sentinel fund.

Distributions. You may receive distributions in cash (check), or have them deposited directly to your bank account.

Retirement accounts. Sentinel funds may be used as investment vehicles for your tax-deferred retirement plan. For an application and custodial agreement, call your financial advisor or Investor Services.

Confirmations. Every time a transaction takes place in your account, you will receive a confirmation of activity. Automated transactions are confirmed quarterly.

Portfolio Statements. The Portfolio Statement consolidates all accounts with the same Tax Identification Number (TIN) and ZIP code. Other shareholder accounts may be added upon request.

  .   You will receive your Portfolio Statement quarterly.

  . You will receive a statement in January which summarizes all account activity for the prior year.

Average cost basis statements. Average cost basis statements are available for certain types of accounts. Call Sentinel for information.

Calculating the value of your account. Your Portfolio Statement shows the value of your account. You may also find your account balance by multiplying your fund's net asset value (NAV) by the number of shares you own. Your fund's NAV will be found under the Mutual Fund heading in the Financial section of most major daily newspapers. If you prefer, you can also call Investor Services for your account balance information.

Trust services. A full range of trust instruments and professional trust management services are available through our affiliate, American Guaranty & Trust Company (AG&T). Established in 1914, AG&T is a Delaware-chartered company which, with its affiliates, currently holds approximately $1.3 billion in trust and retirement accounts.

Tax deferred retirement plans. AG&T acts as custodian for the following types of accounts invested in the Sentinel Funds:

  .   Individual Retirement Accounts (IRAs)

  .   SIMPLE IRAs

  .   403(b)(7) Plans

  .   Roth IRAs

  .   Roth Conversion IRAs

  .   Coverdell ESA

  .   SEP IRAs

Get electronic delivery of Fund documents with e-Delivery.

Choosing e-Delivery will enable you to receive fund documents electronically via email - and help your fund group reduce the paper usage, printing and postage costs which contribute to overall fund expenses. You will also receive your Sentinel documents earlier than you would by mail. You may choose electronic delivery only, traditional mail delivery only or any combination of the two with respect to Quarterly Portfolio Statements & Shareholder News; Prospectuses, Annual & Semiannual Reports; and Fund Product & Educational Literature. You will be notified by email when the items you've selected for e-Delivery are available on the Sentinel Web site. To enroll, log onto www.sentinelfunds.com, go to "Account Access," and follow the prompts. Or, call Sentinel at 1-800 282-3863.

Would you like to make a comment to your Fund group -or request more information about investing? Return the self-addressed Information & Comment Form.

Your financial advisor is your best source for information about investing, but we'll also be happy to send you more information on the products and services listed on the Information & Comment Form.

Would you like to send a confidential comment to the Sentinel Funds Chief Compliance Officer?

Log onto www.sentinelfunds.com, choose "Contact Sentinel" from the About Sentinel drop-down menu, and follow the prompts.

Proxy Voting Results

Special Meeting of Shareholders - December 19, 2005 Sentinel High yield Bond Fund, a series of Sentinel Group Funds, Inc.

4a: To approve each Fund's fundamental investment policies: the repeal of Bylaw 46.

               For          Against    Abstain   Broker Non-Vote
               ---         ---------- ---------- ---------------
               $90,404,010 $1,682,070 $7,040,105   $2,137,274

4b: To approve each Fund's fundamental investment policies: the repeal of Bylaw 47.

               For          Against    Abstain   Broker Non-Vote
               ---         ---------- ---------- ---------------
               $91,265,001 $1,526,980 $6,334,205   $2,137,274

4c: To approve each Fund's fundamental investment policies: the repeal of Bylaw 48.

               For          Against    Abstain   Broker Non-Vote
               ---         ---------- ---------- ---------------
               $91,193,363 $1,568,231 $6,364,590   $2,137,274

4d: To approve each Fund's fundamental investment policies: the repeal of Bylaw 51.

               For          Against    Abstain   Broker Non-Vote
               ---         ---------- ---------- ---------------
               $90,506,652 $1,611,837 $7,007,696   $2,137,274

4e: To approve each Fund's fundamental investment policies: the repeal of the prohibition from lending of securities.

               For          Against    Abstain   Broker Non-Vote
               ---         ---------- ---------- ---------------
               $90,862,020 $2,059,872 $6,204,293   $2,137,274

4f: To clarify the Fund's fundamental investment policies.

               For          Against    Abstain   Broker Non-Vote
               ---         ---------- ---------- ---------------
               $91,669,438 $1,387,617 $6,069,130   $2,137,274

Sentinel New York Tax-Free Income Fund, a series of Sentinel Group Funds, Inc.

4a: To approve each Fund's fundamental investment policies: the repeal of Bylaw 46.

                For         Against   Abstain   Broker Non-Vote
                ---         -------- ---------- ---------------
                $12,498,525 $155,436 $3,061,922    $698,527

4b: To approve each Fund's fundamental investment policies: the repeal of Bylaw 47.

                For         Against   Abstain   Broker Non-Vote
                ---         -------- ---------- ---------------
                $12,865,297 $116,170 $2,734,416    $698,527

4c: To approve each Fund's fundamental investment policies: the repeal of Bylaw 48.

                For         Against   Abstain   Broker Non-Vote
                ---         -------- ---------- ---------------
                $12,865,297 $116,170 $2,734,416    $698,527

4d: To approve each Fund's fundamental investment policies: the repeal of Bylaw 51.

                For         Against   Abstain   Broker Non-Vote
                ---         -------- ---------- ---------------
                $12,828,206 $116,170 $2,771,507    $698,527

4e: To approve each Fund's fundamental investment policies: the repeal of the prohibition from lending of securities.

                For         Against   Abstain   Broker Non-Vote
                ---         -------- ---------- ---------------
                $12,801,156 $528,561 $2,386,165    $698,527

4f: To clarify the Fund's fundamental investment policies.

                For         Against   Abstain   Broker Non-Vote
                ---         -------- ---------- ---------------
                $12,880,622 $100,845 $2,734,416    $698,527

Sentinel Short Maturity Government Fund, a series of Sentinel Group Funds, Inc.

4a: To approve each Fund's fundamental investment policies: the repeal of Bylaw 46.

              For           Against     Abstain   Broker Non-Vote
              ---          ---------- ----------- ---------------
              $123,830,987 $3,090,918 $15,086,178   $36,211,868

4b: To approve each Fund's fundamental investment policies: the repeal of Bylaw 47.

              For           Against     Abstain   Broker Non-Vote
              ---          ---------- ----------- ---------------
              $124,037,499 $2,940,229 $15,030,355   $36,211,868

4c: To approve each Fund's fundamental investment policies: the repeal of Bylaw 48.

              For           Against     Abstain   Broker Non-Vote
              ---          ---------- ----------- ---------------
              $124,551,920 $2,489,325 $14,966,837   $36,211,868

4d: To approve each Fund's fundamental investment policies: the repeal of Bylaw 51.

              For           Against     Abstain   Broker Non-Vote
              ---          ---------- ----------- ---------------
              $124,591,480 $2,422,061 $14,994,541   $36,211,868

4e: To approve each Fund's fundamental investment policies: the repeal of the prohibition from lending of securities.

              For           Against     Abstain   Broker Non-Vote
              ---          ---------- ----------- ---------------
              $123,356,285 $3,673,723 $14,978,074   $36,211,868

4f: To clarify the Fund's fundamental investment policies.

              For           Against     Abstain   Broker Non-Vote
              ---          ---------- ----------- ---------------
              $125,538,669 $1,914,669 $14,554,745   $36,211,868

Sentinel Small Company Fund, a series of Sentinel Group Funds, Inc.

4a: To approve each Fund's fundamental investment policies: the repeal of Bylaw 46.

              For            Against     Abstain   Broker Non-Vote
              ---          ----------- ----------- ---------------
              $620,515,258 $33,216,976 $48,369,402   $97,356,329

4b: To approve each Fund's fundamental investment policies: the repeal of Bylaw 47.

              For            Against     Abstain   Broker Non-Vote
              ---          ----------- ----------- ---------------
              $632,583,235 $20,989,502 $48,528,899   $97,356,329

4c: To approve each Fund's fundamental investment policies: the repeal of Bylaw 48.

              For            Against     Abstain   Broker Non-Vote
              ---          ----------- ----------- ---------------
              $632,072,750 $21,347,765 $48,681,121   $97,356,329

4d: To approve each Fund's fundamental investment policies: the repeal of Bylaw 51.

              For            Against     Abstain   Broker Non-Vote
              ---          ----------- ----------- ---------------
              $621,293,383 $32,146,661 $48,661,592   $97,356,329

4e: To approve each Fund's fundamental investment policies: the repeal of the prohibition from lending of securities.

              For            Against     Abstain   Broker Non-Vote
              ---          ----------- ----------- ---------------
              $618,104,650 $37,322,670 $46,674,316   $97,356,329

4f: To clarify the Fund's fundamental investment policies.

              For            Against     Abstain   Broker Non-Vote
              ---          ----------- ----------- ---------------
              $641,825,935 $15,810,183 $44,465,517   $97,356,329

Special Meeting of Shareholders - January 9, 2006 Sentinel High Yield Bond Fund, a series of Sentinel Group Funds, Inc.

2: Amendment to certain advisory agreements between Sentinel Group Funds, Inc. and Sentinel Advisors Company.

               For           Against    Abstain   Broker Non-Vote
               ---         ----------- ---------- ---------------
               $71,095,954 $26,580,903 $6,609,684   $1,515,172

Special Meeting of Shareholders - January 24, 2006 Sentinel Group Funds, Inc.

3: To approve the amendment and restatement of the Charter of Sentinel Group Funds, Inc.

            For              Against      Abstain    Broker Non-Vote
            ---            ------------ ------------ ---------------
            $2,096,144,231 $185,634,515 $173,382,461  $243,259,337

Sentinel Small Company Fund, a series of Sentinel Group Funds, Inc.

2: Amendment to certain advisory agreements between Sentinel Group Funds, Inc. and Sentinel Advisors Company.

             For            Against      Abstain   Broker Non-Vote
             ---          ------------ ----------- ---------------
             $558,577,374 $186,928,688 $51,053,587   $33,825,178

Directors/Trustees

The same 11 persons serve as Directors of Sentinel Group Funds, Inc. and Trustees of Sentinel Pennsylvania Tax-Free Trust.

Their names and other information about the nine independent Directors are set forth below.

                                        Position and
                                         Length of            Principal Occupation(s) During Past            Public
Name, Address, Age                      Time Served*                      Five Years                      Directorships
------------------              ----------------------------- ----------------------------------- ------------------------------
John D. Feerick (69)            Director/Trustee, since 1984    Fordham University School of      Wyeth (a pharmaceutical
140 West 62nd Street                                            Law - Professor of Law since      company) - Director, since
New York, New York 10023                                        1982; Dean, from 1982 to          1987; Group Health
                                                                2002; NYS Commission on           Incorporated - Director, since
                                                                Judicial Elections, since 2003;   1999
                                                                Special Master of Family
                                                                Homelessness in NYC - from
                                                                2003 to 2005; Judicial Referee
                                                                on School Funding - 2004

Richard I. Johannesen, Jr. (71) Director/Trustee, since 1994;   Retired - Bond Market             None
National Life Drive             Audit, Compliance & Pricing     Research Department,
Montpelier, Vermont 05604       Committee Chair, since 2004     Salomon Brothers Inc. - Vice
                                                                President and Manager

Keniston P. Merrill (69)        Director/Trustee, since 1987;   Retired - Formerly Advisor        Mary Hitchcock Memorial
National Life Drive             Chair, 1990-1997                Chair and Chief Executive         Hospital - Trustee, 1995 -
Montpelier, Vermont 05604                                       Officer                           2005; Dartmouth Hitchcock
                                                                                                  Alliance - Trustee, 1995 -
                                                                                                  2005

Deborah G. Miller (56)          Director/Trustee, since 1995    Ascendent Systems (a voice        Libby Glass - Director, since
National Life Drive                                             and messaging systems             2003; Wittenberg University -
Montpelier, Vermont 05604                                       company) - Chief Executive        Director since 1998
                                                                Officer, since 2005; Enterprise
                                                                Catalyst Group (a management
                                                                consulting firm ) - Chief
                                                                Executive Officer, since 2003;
                                                                iCEO LLC (an employment
                                                                agency ) - Chief Executive
                                                                Officer 2000 to 2003

John Raisian, Ph.D. (56)        Director/Trustee, since 1996    Hoover Institution at Stanford    None
Hoover Institution                                              University - Economist, since
Stanford University                                             1986
Serra and Galvez Streets
Stanford, CA 94305-6010

--------
* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute.

                                  Position and          Principal Occupation(s) During Past           Public
Name, Address, Age           Length of Time Served*                 Five Years                     Directorships
------------------        ----------------------------- ----------------------------------- ----------------------------
Nancy L. Rose (47)        Director/Trustee, since 2003    Massachusetts Institute of        CRA International, Inc. (a
National Life Drive                                       Technology - Professor of         consulting firm) - Director,
Montpelier, VT 05604                                      Economics, since 1985;            since 2004
                                                          National Bureau of Economic
                                                          Research - Director of
                                                          Industrial Organization
                                                          Research Program, since 1990

Richard H. Showalter (58) Director/Trustee, since 2003;   Dartmouth-Hitchcock Alliance      None
National Life Drive       Lead Independent Director       and Mary Hitchcock Memorial
Montpelier, VT 05604      since 2005                      Hospital - Senior Vice
                                                          President and Chief Financial
                                                          Officer, since 1985;
                                                          Dartmouth- Hitchcock Clinic -
                                                          Senior Vice President and
                                                          Chief Financial Officer, since
                                                          1999; Dartmouth-Hitchcock
                                                          Medical Center - Treasurer,
                                                          since 1995

Susan M. Sterne (60)      Director/Trustee, since 1990    Economic Analysis                 None
5 Glen Court                                              Associates, Inc. - President,
Greenwich, CT 06830                                       since 1979

Angela E. Vallot (49)     Director/Trustee, since 1996;   Vallot Consultants - President,   None
370 Riverside Drive       Governance, Contracts &         since 2004; Colgate-Palmolive
Apt. 15E                  Nominating Chair, since 2004    Company (a consumer
New York, NY 10025                                        products company ) - Vice
                                                          President - 2001 to 2003;
                                                          Texaco, Inc. (an integrated
                                                          energy company ) - Director
                                                          of Diversity, 1997 to 2001

--------
* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute.

Officers

The names of and other information relating to the two Directors/Trustees who are officers and "interested persons" of the Funds as defined in the 1940 Act and to the other officers of the Funds is set forth below.

                                    Position and          Principal Occupation(s) During Past
Name, Address, Age             Length of Time Served*                 Five Years                 Public Directorships
------------------         ------------------------------ ----------------------------------- --------------------------
Thomas H. MacLeay (56)     Chair and Director/Trustee,      National Life Holding             Sentinel Variable Products
National Life Drive        since 2003; Chief Executive      Company (a mutual insurance       Trust (7)
Montpelier, VT 05604       Officer 2003-2005                holding company) and
                                                            National Life - Chairman of
                                                            the Board, President and Chief
                                                            Executive Officer, since 2002;
                                                            President and Chief Operating
                                                            Officer, 1996 to 2001; Sentinel
                                                            Variable Products Trust -
                                                            Chairman, since 2004; Chief
                                                            Executive Officer, 2004 to
                                                            2005


Christian W. Thwaites (48) President, Chief Executive       Advisor - President & Chief       None
National Life Drive        Officer and Director/ Trustee,   Executive Officer, since 2005;
Montpelier, VT 05604       since 2005                       National Life - Executive
                                                            Vice President, since 2005;
                                                            Sentinel Variable Products
                                                            Trust - President and Chief
                                                            Executive Officer, since 2005;
                                                            Sentinel Financial Services
                                                            Company ("SFSC") - Chief
                                                            Executive Officer since 2005,
                                                            President 2005 to 2006;
                                                            Sentinel Administrative
                                                            Services, Inc. ("SASI") -
                                                            President & Chief Executive
                                                            Officer since 2005; Sentinel
                                                            Advisors Company ("SAC")
                                                            and Sentinel Administrative
                                                            Services Company ("SASC")
                                                            - President & Chief Executive
                                                            Officer 2005 to 2006; Skandia
                                                            Global Funds - Chief
                                                            Executive Officer, 1996 to
                                                            2004




Thomas P. Malone (50)      Vice President and Treasurer,    SASI - Vice President, since      N/A
National Life Drive        since 1997; Assistant Vice       2006; Sentinel Variable
Montpelier, VT 05604       President, 1990 to 1997          Products Trust - Vice
                                                            President and Treasurer, since
                                                            2000; SASC - Vice President
                                                            1998 to 2006

John K. Landy (46)         Vice President, since 2002       SASI - Senior Vice President,     N/A
National Life Drive                                         since 2006; Vice President,
Montpelier, Vermont 05604                                   1997 to 2004; Sentinel
                                                            Variable Products Trust - Vice
                                                            President, since 2004; SASC -
                                                            Senior Vice President 2004 to
                                                            2006

Scott G. Wheeler (41)      Assistant Vice President and     SASI - Assistant Vice             N/A
National Life Drive        Assistant Treasurer, since       President, since 2006; Sentinel
Montpelier, Vermont 05604  1998                             Variable Products Trust -
                                                            Assistant Vice President and
                                                            Assistant Treasurer, since
                                                            2004; SASC - Assistant Vice
                                                            President 1998 to 2006

--------
* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Boards of the Funds.

                                  Position and         Principal Occupation(s) During Past
Name, Address, Age           Length of Time Served*                Five Years              Public Directorships
------------------        ---------------------------- ----------------------------------- --------------------
Kerry A. Jung (33)        Secretary, since 2005          National Life - Senior                    N/A
National Life Drive                                      Counsel, since 2005; Sentinel
Montpelier, VT 05604                                     Variable Products Trust -
                                                         Secretary, since 2005; ESI;
                                                         Advisor; SFSC - Counsel,
                                                         since 2005; SASI - Counsel,
                                                         since 2006; SASC - Counsel,
                                                         2005 to 2006; Strong Financial
                                                         Corporation - Managing
                                                         Counsel, 2004-2005;
                                                         Associate Counsel, 2000 to
                                                         2004


D. Russell Morgan (50)    Chief Compliance Officer,      Advisor; National Variable                N/A
National Life Drive       since 2004; Secretary, 1988-   Annuity Account II; National
Montpelier, Vermont 05604 2005                           Variable Life Insurance
                                                         Account - Chief Compliance
                                                         Officer, since 2004; Sentinel
                                                         Variable Products Trust -
                                                         Chief Compliance Officer,
                                                         since 2004; Secretary, 2000 -
                                                         2005; National Life -
                                                         Assistant General Counsel,
                                                         2001 to 2005; Senior Counsel,
                                                         2000 to 2001; ESI - Counsel,
                                                         1986 to 2005; Advisor, SFSC,
                                                         SASC - Counsel, 1993 to
                                                         2005


 Investment Adviser
 Sentinel Asset Management, Inc.

 Principal Underwriter
 Sentinel Financial Services Company

 Counsel
 Sidley Austin LLP

 Independent Registered Public Accounting Firm
 PricewaterhouseCoopers LLP

 Custodian and Dividend Paying Agent
 State Street Bank & Trust Company - Kansas City

 Transfer Agent, Shareholder Servicing Agent and Administrator
 Sentinel Administrative Services, Inc.
--------
* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Boards of the Funds.

                      This page left blank intentionally.

                      Sentinel Information & Comment Form

                             Cut along dotted line

[GRAPHIC APPEARS HERE]

Comments
--------
                               Please send me more complete information, including a prospectus and the most
-----------------------------  current Quarterly Performance Report, for the fund(s) or products I've checked below. I will read all information carefully before I invest or send money.
-----------------------------

                               [ ] Sentinel Balanced Fund                    [ ] Sentinel Mid Cap Growth Fund
-----------------------------

                               [ ] Sentinel Capital Markets Income Fund      [ ] Sentinel NY Tax-Free Income Fund
-----------------------------

                               [ ] Sentinel Capital Opportunity Fund         [ ] Sentinel PA Tax-Free Trust
-----------------------------

                               [ ] Sentinel Common Stock Fund                [ ] Sentinel Short Maturity Gov't. Fund
-----------------------------

                               [ ] Sentinel Gov't. Securities Fund           [ ] Sentinel Small Company Fund
-----------------------------

                               [ ] Sentinel High Yield Bond Fund             [ ] Sentinel Tax-Free Income Fund
-----------------------------

                               [ ] Sentinel International Equity Fund        [ ] Sentinel U.S. Treas. Money Mkt. Fund
-----------------------------

                               Please send me information about:
-----------------------------

                               [ ] Coverdell Education Savings Accounts
-----------------------------

                               [ ] OnCall 24 Automated Account Interaction Service
-----------------------------

                               [ ] American Guaranty & Trust Company trust services
-----------------------------

                               [ ] Sentinel IRA Plans                        [ ] 403(b) Retirement Plan Kit
-----------------------------

                               [ ] SIMPLE IRA Plans                          [ ] Telephone Investment Service
-----------------------------

                               [ ] Payroll Savings Direct Deposit            [ ] Government Direct Deposit
-----------------------------

                               [ ] Automatic Investment Plan                 [ ] Other (complete below)
-----------------------------

                               [ ] Please send me a copy of A Shareholder's Guide to Services at Sentinel.
-----------------------------


-----------------------------  -------------------------------------------------------------


-----------------------------  -------------------------------------------------------------


-----------------------------  -------------------------------------------------------------


-----------------------------  -------------------------------------------------------------

                               Name
-----------------------------  -------------------------------------------------------------

                               Address
-----------------------------  -------------------------------------------------------------

                               City                              State                Zip
-----------------------------  -------------------------------------------------------------

                               Telephone (   )
-----------------------------  -------------------------------------------------------------

                               [GRAPHIC APPEARS HERE]
-----------------------------

                                         Distributed by
-----------------------------            Sentinel Financial Services Company
                                         National Life Drive, Montpelier, Vermont 05604
                                         1-800-282-FUND (3863) www.sentinelfunds.com
-----------------------------

Fold Here
---------------------------------------------------------------------------------------

------------------------                                       [GRAPHIC APPEARS HERE]

------------------------

------------------------

                          Sentinel Financial Services Company
                          National Life Drive Montpelier,
                          Vermont 05604

---------------------------------------------------------------------------------------
Fold Here

Once Folded with the address showing on the outside, tape the long edge closed before mailing.

                                        -------------------------------------
                                        About the Sentinel logo...

                                        We are often asked about our Sentinel
                                        logo. It represents and embodies the
                                        frontier spirit of Ethan Allen, one
 [GRAPHIC APPEARS HERE]                 of the first true heroes of the
                                        American Revolution and still perhaps
                                        the most famous Vermonter more than
                                        two centuries after his death. Allen
                                        and his Green Mountain Boys fought
                                        the British unrelentingly, captured
                                        Fort Ticonderoga and helped turn the
                                        tide of war in the American Colonies'
                                        favor. He left his own personal and
                                        indelible mark on our nation's
                                        history, and personified the
                                        qualities of independent thinking -
                                        and action - that we at Sentinel
                                        strive to emulate today.

[LOG OF SENTINEL FUNDS APPEARS HERE]

Sentinel Balanced Fund

Sentinel Capital Markets Income Fund

Sentinel Capital Opportunity Fund

Sentinel Common Stock Fund

Sentinel Government Securities Fund

Sentinel High Yield Bond Fund

Sentinel International Equity Fund

Sentinel Mid Cap Growth Fund

Sentinel New York Tax-Free Income Fund

Sentinel Pennsylvania Tax-Free Trust

Sentinel Short Maturity Government Fund

Sentinel Small Company Fund

Sentinel Tax-Free Income Fund

Sentinel U.S. Treasury Money Market Fund

Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332
www.sentinelfunds.com

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                                                         [GRAPHIC APPEARS HERE]

SF0105A(0506)                                                   Cat. No. 44301

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Pennsylvania Tax-Free Trust

By: /s/ Christian W. Thwaites
    -----------------------------------
    Christian W. Thwaites,
    President & Chief Executive Officer

Date: August 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Thomas P. Malone
    --------------------------
    Thomas P. Malone,
    Vice President & Treasurer

Date: August 1, 2006